PROSPECTUS                                                                [LOGO]



                                  $179,400,000
               NEUBERGER BERMAN INTERMEDIATE MUNICIPAL FUND INC.

                    AUCTION MARKET PREFERRED SHARES ("AMPS")
                             3,588 SHARES, SERIES A
                             3,588 SHARES, SERIES B

                    LIQUIDATION PREFERENCE $25,000 PER SHARE
                              -------------------

    THE OFFERING. Neuberger Berman Intermediate Municipal Fund Inc. (the "Fund") is simultaneously offering 3,588 Series A auction market preferred shares and 3,588 Series B auction market preferred shares. The shares are referred to in this prospectus as "AMPS."

    INVESTMENT OBJECTIVE. The Fund is a recently organized, diversified, closed-end management investment company. The Fund's investment objective is to provide common stockholders a high level of current income exempt from federal income tax.

    PORTFOLIO CONTENTS. The Fund normally invests primarily in investment grade municipal debt securities issued by state and local governments, including U.S. territories and possessions, political subdivisions, agencies and public authorities (municipal bonds) with remaining maturities of less than 15 years. The Fund's policy is to invest, under normal market conditions, at least 80% of its total assets in municipal bonds with remaining maturities of less than 15 years. Under normal market conditions, the Fund will invest at least 80% of its total assets in municipal securities that pay interest that, in the opinion of bond counsel to the issuer (or on the basis of other authority believed by Fund's investment manager, Neuberger Berman Management Inc. ("NB Management") to be reliable), is exempt from federal income tax. The Fund seeks to maintain a dollar-weighted average duration between three and eight years. Under normal market conditions, the Fund will invest at least 80% of its total assets in municipal bonds that, at the time of investment, are rated in the four highest categories by a nationally recognized statistical rating organization ("NRSRO") or are unrated but judged to be of comparable quality by NB Management. The Fund may invest up to 20% of its total assets in municipal bonds that at the time of investment are rated Ba/BB or B by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Rating Services ("S&P") or Fitch Ratings ("Fitch") or that are unrated but judged to be of comparable quality by NB Management. Bonds of below-investment grade quality are regarded as having predominately speculative characteristics with respect to the issuer's capacity to pay interest and repay principal, and are commonly referred to as "junk bonds." There is no assurance that the Fund will achieve its investment objective.


    INVESTING IN THE FUND'S AMPS INVOLVES CERTAIN RISKS. SEE "RISKS" BEGINNING ON PAGE 23 OF THIS PROSPECTUS. THE MINIMUM PURCHASE AMOUNT OF THE AMPS IS $25,000.

                             ----------------------


                                                          PER SHARE            TOTAL
                                                          ---------            -----
Public offering price                                      $25,000          $179,400,000
Sales load                                                 $   250          $  1,794,000
Estimated offering expenses                                $ 48.08          $    345,000
Proceeds, before expenses, to the Fund                     $24,750          $177,606,000


    The public offering price per share will be increased by the amount of dividends, if any, that have accumulated from the date the AMPS are first issued.

    Neither the Securities and Exchange Commission nor any State Securities Commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


    The underwriters are offering the AMPS subject to various conditions. The underwriters expect to deliver the AMPS in book-entry form, through the facilities of The Depository Trust Company, on or about December 13, 2002.

                           -------------------------
MERRILL LYNCH & CO.
              SALOMON SMITH BARNEY
                             A.G. EDWARDS & SONS, INC.

                           -------------------------

               The date of this prospectus is December 12, 2002.

    Investors in AMPS will be entitled to receive cash dividends at an annual rate that may vary for the successive dividend periods for the AMPS. AMPS have a liquidation preference of $25,000 per share, plus any accumulated, unpaid dividends. AMPS also have priority over the Fund's common stock as to distribution of assets as described in this prospectus. See "Description of AMPS." The dividend rate for the initial dividend period will be 1.20% for Series A AMPS and 1.20% for Series B AMPS. The initial dividend period is from the date of issuance through January 16, 2003 for Series A AMPS and from the date of issuance through January 17, 2003 for Series B AMPS. For subsequent dividend periods, the AMPS will pay dividends based on a rate set at auction. These auctions will usually be held every seven days in the case of the Series A AMPS and every 28 days in the case of the Series B AMPS.


    After the initial rate period described in this prospectus, investors may buy or sell AMPS through an order placed at an auction with or through a broker-dealer in accordance with the procedures specified in this prospectus.

    Each prospective purchaser should review carefully the detailed information regarding the auction procedures which appears in this prospectus and the Fund's Statement of Additional Information and should note that (i) an order placed at an auction constitutes an irrevocable commitment to hold, purchase or sell AMPS based upon the results of the related auction, (ii) settlement for purchases and sales will be on the business day following the auction and (iii) ownership of AMPS will be maintained in book-entry form by or through The Depository Trust Company (or any successor securities depository). The AMPS are redeemable in whole or in part, at the option of the Fund on the second business day prior to any date dividends are paid on the AMPS, and will be subject to mandatory redemption in certain circumstances at a redemption price of $25,000 per share, plus accumulated unpaid dividends to the date of redemption, plus a premium in certain circumstances. See "Description of AMPS--Redemption."

    The AMPS will be senior to the Fund's outstanding common stock ("Common Shares"). The AMPS are not listed on an exchange. The Common Shares are traded on the American Stock Exchange (the "AMEX") under the symbol "NBH." It is a condition of closing this offering that the AMPS at the time of closing carry ratings of "AAA" from Fitch and of "Aaa" from Moody's.


    You should read this prospectus, which contains important information about the Fund, before deciding whether to invest in the AMPS and retain it for future reference. A Statement of Additional Information, dated December 12, 2002, containing additional information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this prospectus, which means that it is part of the prospectus for legal purposes. You may request a free copy of the Statement of Additional Information, the table of contents of which is on page 51 of this prospectus, by calling 877-461-1899 or by writing to the Fund, or obtain a copy (and other information regarding the Fund) from the Securities and Exchange Commission's web site (HTTP://WWW.SEC.GOV).


    The Fund's AMPS do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

                               TABLE OF CONTENTS

                                                    PAGE
                                                    ----
Prospectus Summary................................    4
Financial Highlights..............................   15
The Fund..........................................   16
Use of Proceeds...................................   16
Capitalization....................................   17
Portfolio Composition.............................   18
The Fund's Investments............................   18
Risks.............................................   23
How the Fund Manages Risk.........................   29
Management of the Fund............................   31
Description of AMPS...............................   33
The Auction.......................................   41
Description of Common Shares......................   46
Anti-Takeover and Other Provisions in the Articles
  of Incorporation................................   46
Repurchase of Common Shares; Tender Offers;
  Conversion to Open-End Fund.....................   47
Tax Matters.......................................   48
Underwriting......................................   50
Custodian, Auction Agent, Transfer Agent and
  Registrar.......................................   51
Legal Matters.....................................   51
Table of Contents for Statement of Additional
  Information.....................................   52

    YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR INCORPORATED BY REFERENCE IN THIS PROSPECTUS. THE FUND HAS NOT, AND THE UNDERWRITERS HAVE NOT, AUTHORIZED ANY OTHER PERSON TO PROVIDE YOU WITH DIFFERENT INFORMATION. IF ANYONE PROVIDES YOU WITH DIFFERENT OR INCONSISTENT INFORMATION, YOU SHOULD NOT RELY ON IT. THE FUND IS NOT, AND THE UNDERWRITERS ARE NOT, MAKING AN OFFER TO SELL THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED. YOU SHOULD ASSUME THAT THE INFORMATION IN THIS PROSPECTUS IS ACCURATE ONLY AS OF THE DATE OF THIS PROSPECTUS. THE FUND'S BUSINESS, FINANCIAL CONDITION AND PROSPECTS MAY HAVE CHANGED SINCE THAT DATE.

                               PROSPECTUS SUMMARY

    THIS IS ONLY A SUMMARY. THIS SUMMARY MAY NOT CONTAIN ALL OF THE INFORMATION THAT YOU SHOULD CONSIDER BEFORE INVESTING IN THE AMPS. YOU SHOULD REVIEW THE MORE DETAILED INFORMATION CONTAINED IN THIS PROSPECTUS, IN THE STATEMENT OF ADDITIONAL INFORMATION AND IN THE FUND'S ARTICLES SUPPLEMENTARY.

THE FUND..........................................  Neuberger Berman Intermediate Municipal Fund Inc.
                                                    is a recently organized, diversified closed-end
                                                    management investment company. See "The Fund."

                                                    The Fund commenced operations on September 27,
                                                    2002 upon the closing of an initial public
                                                    offering of shares of its common stock, par value
                                                    $.0001 per share ("Common Shares"). The Common
                                                    Shares of the Fund are traded on the American
                                                    Stock Exchange ("AMEX") under the symbol "NBH."
                                                    See "The Fund."

THE OFFERING......................................  The Fund is offering shares of preferred stock, par value $.0001 per share, which have been
                                                    designated auction market preferred shares,
                                                    Series A and Series B, each with a purchase price
                                                    of $25,000 per share plus dividends, if any, that
                                                    have accumulated from the date the Fund first
                                                    issues the preferred stock. The shares of
                                                    preferred stock are called "AMPS" in the rest of
                                                    this prospectus. The AMPS are offered through a
                                                    group of underwriters (the "underwriters") led by
                                                    Merrill Lynch, Pierce, Fenner & Smith Incorporated
                                                    ("Merrill Lynch"). See "Underwriting."

                                                    Issuance of the AMPS represents leverage financing
                                                    of the Fund.

                                                    The AMPS entitle their holders to receive cash
                                                    dividends at an annual rate that may vary for the
                                                    successive dividend periods for the AMPS.

                                                    In general, except as described under "--Dividends
                                                    and Rate Periods" below and "Description of
                                                    AMPS--Dividends and Rate Periods," the dividend
                                                    period for the Series A AMPS will be seven days
                                                    and the dividend period for the Series B AMPS will
                                                    be 28 days. The auction agent ("Auction Agent")
                                                    will determine the dividend rate for a particular
                                                    period by an auction conducted on the business day
                                                    immediately prior to the start of that rate
                                                    period. See "The Auction."

                                                    The AMPS are not listed on an exchange. Instead,
                                                    investors may buy or sell AMPS in an auction by
                                                    submitting orders to broker-dealers that have
                                                    entered into an agreement with the Auction Agent
                                                    and the Fund.

                                                    Generally, investors in AMPS will not receive
                                                    certificates representing ownership of their
                                                    shares. The Depository Trust Company or any
                                                    successor securities depository ("DTC") or its
                                                    nominee for the account of the investor's
                                                    broker-dealer will maintain record ownership of
                                                    AMPS in book-entry form. An investor's
                                                    broker-dealer, in turn, will maintain records of
                                                    that investor's beneficial ownership of AMPS.

                                                    An investor may consider whether to invest in a
                                                    particular series based on the series' rate of
                                                    return, the investor's time horizon for
                                                    investment, and the investor's liquidity
                                                    preference. Investors can choose between two
                                                    tranches. The Series A AMPS normally have a
                                                    seven-day dividend period. The Series B AMPS
                                                    normally have a 28-day dividend period. The
                                                    Series B Shares may be suited for investors with a
                                                    longer investment time horizon.

INVESTMENT OBJECTIVE
AND POLICIES......................................  The Fund's investment objective is to provide to holders of the Fund's Common Shares ("Common
                                                    Stockholders") a high level of current income
                                                    exempt from federal income tax. The Fund must
                                                    satisfy its obligation to pay dividends on AMPS
                                                    before it distributes any income to Common
                                                    Stockholders. The Fund seeks to achieve its
                                                    objective by investing primarily in investment
                                                    grade municipal debt securities issued by state
                                                    and local governments, including U.S. territories
                                                    and possessions, political subdivisions, agencies
                                                    and public authorities (municipal bonds) with
                                                    remaining maturities of less than 15 years. The
                                                    Fund's policy is to invest, under normal market
                                                    conditions, at least 80% of its total assets in
                                                    municipal bonds with remaining maturities of less
                                                    than 15 years. Under normal market conditions,
                                                    the Fund will invest at least 80% of its total
                                                    assets in municipal securities that pay interest
                                                    that, in the opinion of bond counsel to the issuer
                                                    (or on the basis of other authority believed by
                                                    Fund's investment manager to be reliable), is
                                                    exempt from federal income tax. As a fundamental
                                                    policy, the Fund will invest at least 80% of its
                                                    total assets in Municipal Bonds.

                                                    The Fund seeks to maintain a dollar-weighted
                                                    average duration between three and eight years.
                                                    Under normal market conditions, the Fund will
                                                    invest at least 80% of its total assets in
                                                    municipal bonds that, at the time of investment,
                                                    are rated in the four highest rating categories by
                                                    an NRSRO or are unrated but considered to be of
                                                    comparable quality by NB Management. The Fund may
                                                    invest up to 20% of its total assets in municipal
                                                    bonds that at the time of investment are rated
                                                    Ba/BB or B by Moody's, S&P or Fitch or that are
                                                    unrated but judged to be of comparable quality by
                                                    NB Management. There is no assurance that the Fund
                                                    will achieve its investment objective. See "The
                                                    Fund's Investments."

                                                    The Fund's investments are subject to
                                                    diversification, liquidity and related guidelines
                                                    that may be established in connection with the
                                                    Fund's efforts to receive from Moody's and Fitch
                                                    of ratings of "Aaa" and "AAA," respectively, for
                                                    AMPS. Ratings issued by NRSROs, including Moody's
                                                    and Fitch, do not eliminate or mitigate the risk
                                                    of investing in Fund shares.

RATINGS...........................................  The Fund will issue AMPS only if the shares receive a credit quality rating of "Aaa" from
                                                    Moody's and "AAA" from Fitch. These ratings are an
                                                    assessment of the capacity and willingness of an
                                                    issuer to pay preferred stock obligations. The
                                                    ratings are not a

                                                    recommendation to purchase, hold or sell those
                                                    shares inasmuch as the rating does not comment as
                                                    to market price or suitability for a particular
                                                    investor. The ratings described above also do not
                                                    address the likelihood that an owner of AMPS will
                                                    be able to sell such shares in an auction or
                                                    otherwise. The ratings are based on current
                                                    information furnished to Moody's and Fitch by the
                                                    Fund and NB Management and information obtained
                                                    from other sources. The ratings may be changed,
                                                    suspended or withdrawn in the rating agencies'
                                                    discretion as a result of changes in, or the
                                                    unavailability of, such information. See
                                                    "Description of AMPS--Rating Agency Guidelines and
                                                    Asset Coverage."

INVESTMENT MANAGER................................  NB Management serves as the investment manager of the Fund. Subject to the general supervision of
                                                    the Board of Directors, NB Management is
                                                    responsible for managing, either directly or
                                                    through others selected by it, the investment
                                                    activities of the Fund and the Fund's business
                                                    affairs and other administrative matters. NB
                                                    Management receives a fee, payable monthly, in a
                                                    maximum annual amount equal to .55% of the Fund's
                                                    average daily total assets minus liabilities other
                                                    than any aggregate indebtedness that may be
                                                    entered into for purposes of leverage ("Managed
                                                    Assets"). NB Management has contractually agreed
                                                    to waive a portion of the management fees it is
                                                    entitled to receive from the Fund at the annual
                                                    rate of .25% of the Fund's average daily Managed
                                                    Assets from the commencement of operations through
                                                    October 31, 2007 (I.E., roughly the first five
                                                    years of operations), and at a declining amount
                                                    for an additional four years of operations
                                                    (through October 31, 2011).

                                                    NB Management has retained Neuberger Berman, LLC
                                                    ("Neuberger Berman") to serve as the Fund's
                                                    sub-adviser. See "Sub-Adviser" below. Together,
                                                    the firms and their affiliates manage
                                                    $53.6 billion in total assets (as of
                                                    September 30, 2002) and continue an asset
                                                    management history that began in 1939.

                                                    Theodore P. Giuliano, Thomas J. Brophy and Lori
                                                    Canell are the portfolio managers of the Fund. See
                                                    "Management of the Fund--Investment Manager" for a
                                                    description of their backgrounds and experience.

SUB-ADVISOR.......................................  NB Management has retained Neuberger Berman to serve as the Fund's sub-adviser responsible for
                                                    providing investment recommendations and research.
                                                    NB Management (and not the Fund) will pay a
                                                    portion of the fees it receives to Neuberger
                                                    Berman in return for its services.

RISK FACTORS SUMMARY..............................  RISK IS INHERENT IN ALL INVESTING. Therefore,
                                                    before investing in the AMPS of the Fund you
                                                    should consider certain risks carefully. The
                                                    primary risks of investing in AMPS are:

                                                    -  The Fund will not be permitted to declare
                                                       dividends or other distributions with respect
                                                       to your AMPS or redeem your AMPS unless the
                                                       Fund meets certain asset coverage require-
                                                       ments;

                                                    -  If you try to sell your AMPS between auctions
                                                       you may not be able to sell any or all of your
                                                       shares or you may not be able to sell them for
                                                       $25,000 per share or $25,000 per share plus
                                                       accumulated dividends. If the Fund has
                                                       designated a special rate period, changes in
                                                       interest rates are more likely to affect the
                                                       price you would receive if you sold your shares
                                                       in the secondary market. You may transfer your
                                                       shares outside of auctions only to or through a
                                                       broker-dealer that has entered into an
                                                       agreement with the Auction Agent and the Fund
                                                       or another person as the Fund permits;

                                                    -  If an auction fails you may not be able to sell
                                                       some or all of your AMPS;

                                                    -  A rating agency could downgrade the AMPS, which
                                                       could affect liquidity and their value in a
                                                       secondary market;

                                                    -  The Fund may be forced to redeem your AMPS to
                                                       meet regulatory or rating agency requirements
                                                       or may voluntarily redeem your shares in
                                                       certain circumstances;

                                                    -  In certain circumstances the Fund may not earn
                                                       sufficient income from its investments to pay
                                                       dividends.

                                                    -  The value of the Fund's investment portfolio
                                                       may decline, reducing the asset coverage for
                                                       its AMPS;

                                                    -  If an issuer of a municipal bond in which the
                                                       Fund invests is downgraded or defaults, there
                                                       may be a negative impact on the income and/or
                                                       asset value of the Fund's portfolio;

                                                    -  The Fund's policies of investing primarily in
                                                       municipal obligations makes the Fund more
                                                       susceptible to adverse economic, political or
                                                       regulatory occurrences affecting those issuers.
                                                       To the extent that a particular industry sector
                                                       represents a larger portion of a state's total
                                                       economy, the greater the impact that a down-
                                                       turn in such sector is likely to have on a
                                                       state's economy.

                                                    In addition to the risks described above, certain
                                                    general risks of investing in the Fund may under
                                                    certain circumstances limit the Fund's ability to
                                                    pay dividends and meet its asset coverage
                                                    requirements on the AMPS. These risks include:

                                                    LIMITED OPERATING HISTORY. The Fund is a recently
                                                    organized, diversified, closed-end management
                                                    investment company that has been operational only
                                                    since September 27, 2002.

                                                    INTEREST RATE RISK. Generally, when market
                                                    interest rates fall, bond prices rise, and vice
                                                    versa. Interest rate risk is the risk that the
                                                    municipal bonds in the Fund's portfolio will
                                                    decline in value because of increases in market
                                                    interest rates. The prices of longer-term bonds
                                                    generally fluctuate more than prices of shorter-
                                                    term bonds as interest rates change. Because the
                                                    Fund will invest primarily in intermediate-term
                                                    bonds, the Common Share net asset value and market
                                                    price per share will fluctuate more in

                                                    response to changes in market interest rates than
                                                    if the Fund invested primarily in short-term
                                                    bonds. See "Risks--Interest Rate Risk" for
                                                    additional information.

                                                    CREDIT RISK. Credit risk is the risk that an
                                                    issuer of a municipal bond will become unable to
                                                    meet its obligation to make interest and principal
                                                    payments. In general, lower-rated municipal bonds
                                                    carry a greater degree of credit risk. If rating
                                                    agencies lower their ratings of municipal bonds in
                                                    the Fund's portfolio, the value of those
                                                    obligations could decline, which could jeopardize
                                                    the rating agencies' ratings of AMPS. In addition,
                                                    the underlying revenue source for a municipal
                                                    obligation other than a general obligation bond
                                                    may be insufficient to pay principal or interest
                                                    in a timely manner. Because the primary source of
                                                    income for the Fund is the interest and principal
                                                    payments on the municipal bonds in which it
                                                    invests, any default by an issuer of a municipal
                                                    obligation could have a negative impact on the
                                                    Fund's ability to pay dividends on AMPS and could
                                                    result in the redemption of some or all AMPS. This
                                                    risk of default may be greater for private
                                                    activity bonds or other municipal bonds whose
                                                    payments are dependent upon a specific source of
                                                    revenue. Even if the issuer does not actually
                                                    default, adverse changes in the issuer's financial
                                                    condition may negatively affect its credit rating
                                                    or presumed creditworthiness. These developments
                                                    would adversely affect the market value of the
                                                    issuer's obligations.

                                                    The Fund may invest up to 20% of its total assets
                                                    in municipal bonds that at the time of investment
                                                    are rated Ba/BB or B by Moody's, S&P or Fitch or
                                                    that are unrated but judged to be of comparable
                                                    quality by NB Management. Bonds of below-invest-
                                                    ment grade quality are regarded as having
                                                    predominantly speculative characteristics with
                                                    respect to capacity to pay interest and repay
                                                    principal, and these bonds are commonly referred
                                                    to as "junk bonds." The prices of these
                                                    lower-grade bonds are more sensitive to negative
                                                    developments, such as a decline in the issuer's
                                                    revenues or a general economic downturn, than are
                                                    the prices of higher-grade securities. Municipal
                                                    bonds in the lowest investment grade category may
                                                    also be considered to possess some speculative
                                                    characteristics by certain rating agencies.

                                                    MUNICIPAL BOND MARKET RISK. The amount of public
                                                    information available about the municipal bonds in
                                                    the Fund's portfolio is generally less than that
                                                    for corporate equities or bonds, and the
                                                    investment performance of the Fund may therefore
                                                    be more dependent on the analytical abilities of
                                                    NB Management than would be a stock fund or
                                                    taxable bond fund. The secondary market for
                                                    municipal bonds, particularly below-investment
                                                    grade bonds in which the Fund may invest, also
                                                    tends to be less well-developed and less liquid
                                                    than many other securities markets, which may
                                                    adversely affect the Fund's ability to sell bonds
                                                    from its portfolio at attractive prices. Some
                                                    municipal bonds are supported only by the revenue
                                                    of a particular project or privately

                                                    operated facility, and are not supported by the
                                                    taxing power of any governmental entity.

                                                    TERRORISM RISKS. Municipal securities are subject
                                                    to a risk that terror attacks could result in
                                                    substantial loss of life, damage the local economy
                                                    and damage or destroy significant portions of the
                                                    municipal infrastructure. The impact of these
                                                    events may extend beyond the immediately-affected
                                                    area and beyond the time of the attack. Businesses
                                                    that leave an affected area in the wake of such an
                                                    attack may not return, and economic activity may
                                                    slow if tourists and local consumers avoid the
                                                    affected city. These events could severely affect
                                                    the tax base of a particular issuer of municipal
                                                    securities and could damage or destroy a facility
                                                    whose revenues support the payment of particular
                                                    municipal securities. These attacks, and measures
                                                    taken to prevent them, may also impose substantial
                                                    overtime costs on municipal budgets. See "Recent
                                                    Developments."

                                                    HIGH YIELD RISK. Investing in high yield bonds
                                                    involves additional risks, including credit risk.
                                                    The value of high yield, lower-quality bonds is
                                                    affected by the creditworthiness of the issuers of
                                                    the securities and by general economic and
                                                    specific industry conditions. Issuers of high
                                                    yield bonds are not as strong financially as those
                                                    with higher credit ratings, so their bonds are
                                                    usually considered speculative investments. These
                                                    issuers are more vulnerable to financial setbacks
                                                    and recession than more creditworthy issuers,
                                                    which may impair their ability to make interest
                                                    and principal payments. Investments in lower-grade
                                                    securities will expose the Fund to greater risks
                                                    than if the Fund owned only higher-grade
                                                    securities.

                                                    REINVESTMENT RISK. Income from the Fund's
                                                    municipal bond portfolio will decline if and when
                                                    the Fund invests the proceeds from matured, traded
                                                    or called bonds at market interest rates that are
                                                    below the portfolio's current earnings rate.

                                                    INFLATION RISK. Inflation risk is the risk that
                                                    the value of assets or income from the Fund's
                                                    investments will be worth less in the future as
                                                    inflation decreases the present value of payments
                                                    at future dates.

                                                    LIQUIDITY RISK. The Fund may invest up to 20% of
                                                    its net assets in securities that are illiquid at
                                                    the time of investment, which means a security
                                                    that cannot be sold within seven days at a price
                                                    that approximates the price at which the Fund is
                                                    carrying it. Illiquid securities may trade at a
                                                    discount from comparable, more liquid investments,
                                                    and may be subject to wide fluctuations in market
                                                    value. Also, the Fund may not be able to dispose
                                                    of illiquid securities when that would be
                                                    beneficial at a favorable time or price.

                                                    DERIVATIVES RISK. The Fund may utilize a variety
                                                    of derivative instruments for investment or risk
                                                    management purposes, such as engaging in interest
                                                    rate and other hedging and risk management
                                                    transactions, and purchasing and selling options
                                                    (including swaps, caps, floors and collars) on
                                                    municipal bonds and on indices based

                                                    on municipal bonds. In general, the Fund may
                                                    purchase and sell (or write) options on up to 20%
                                                    of its total assets. Derivatives are subject to a
                                                    number of risks described elsewhere in this
                                                    prospectus, such as liquidity risk, interest rate
                                                    risk, credit risk and management risk. In
                                                    addition, investment by the Fund in derivative
                                                    instruments may increase the Fund's leverage and,
                                                    during periods of rising interest rates, may
                                                    adversely affect the Fund's income, distributions
                                                    and total returns to holders of AMPS ("Preferred
                                                    Stockholders"). Derivatives also involve the risk
                                                    of mispricing or improper valuation, and the risk
                                                    that changes in the value of a derivative may not
                                                    correlate perfectly with an underlying asset,
                                                    interest rate or index. Suitable derivative
                                                    transactions may not be available in all
                                                    circumstances and there can be no assurance that
                                                    the Fund will engage in these transactions to
                                                    reduce exposure to other risks when that would be
                                                    beneficial.

                                                    MANAGEMENT RISK. The Fund is subject to management
                                                    risk because it is an actively-managed investment
                                                    portfolio. NB Management and the portfolio
                                                    managers will apply investment techniques and risk
                                                    analyses in making investment decisions for the
                                                    Fund, but there can be no guarantee that these
                                                    will produce the desired results.

                                                    ECONOMIC SECTOR AND GEOGRAPHIC RISK. The Fund may
                                                    invest 25% or more of its total assets in
                                                    municipal obligations of issuers in the same state
                                                    (or U.S. territory) or in municipal obligations in
                                                    the same economic sector, including the following:
                                                    lease rental obligations of state and local
                                                    authorities; obligations dependent on annual
                                                    appropriations by a state's legislature for
                                                    payment; obligations of state and local housing
                                                    finance authorities; municipal utilities systems
                                                    or public housing authorities; obligations of
                                                    hospitals or life-care facilities; and industrial
                                                    development or pollution control bonds issued for
                                                    electrical utility systems, steel companies, paper
                                                    companies or other purposes. This may make the
                                                    Fund more susceptible to adverse economic,
                                                    political or regulatory occurrences affecting a
                                                    particular state or economic sector. For example,
                                                    health-care related issuers are susceptible to
                                                    Medicare, Medicaid and other third-party payor
                                                    reimbursement policies, and national and state
                                                    health care legislation.

                                                    ANTI-TAKEOVER PROVISIONS. The Fund's Articles of
                                                    Incorporation (which, as hereafter amended,
                                                    restated or supplemented from time to time is,
                                                    together with the Articles Supplementary, referred
                                                    to as the "Articles") contain provisions limiting
                                                    (1) the ability of other entities or persons to
                                                    acquire control of the Fund, (2) the Fund's
                                                    freedom to engage in certain transactions and
                                                    (3) the ability of the Fund's Directors or
                                                    stockholders to amend the Articles. These
                                                    provisions of the Articles may be regarded as
                                                    "anti-takeover" provisions. See "Anti-Takeover and
                                                    Other Provisions in the Articles of
                                                    Incorporation."

                                                    RECENT DEVELOPMENTS. As a result of the terrorist
                                                    attacks on the World Trade Center and the Pentagon
                                                    on September 11, 2001,

                                                    some of the U.S. securities markets were closed
                                                    for a four-day period. These terrorist attacks and
                                                    related events have led to increased short-term
                                                    market volatility and may have long-term effects
                                                    on U.S. and world economies and markets. A similar
                                                    disruption of the financial markets could impact
                                                    interest rates, auctions, secondary trading,
                                                    ratings, credit risk, inflation and other factors
                                                    relating to the securities. See "Risks."

DIVIDENDS AND RATE PERIODS........................  The table below shows the dividend rates, the dividend payment dates and the number of days for
                                                    the initial rate periods on AMPS offered in this
                                                    prospectus. For subsequent rate periods, AMPS will
                                                    pay dividends based on a rate set at auctions
                                                    normally held every seven days in the case of the
                                                    Series A AMPS and 28 days in the case of the
                                                    Series B AMPS. In most instances, dividends are
                                                    payable on the first business day following the
                                                    end of the rate period. The rate set at an auction
                                                    will not exceed a maximum rate (which is
                                                    determined in accordance with procedures described
                                                    in the Articles Supplementary).

                                                    Dividends on AMPS will be cumulative from the date
                                                    the shares are first issued and will be paid only
                                                    out of legally available funds.


                                                                  NUMBER OF
                                     INITIAL   DIVIDEND PAYMENT    DAYS OF
                                     DIVIDEND  DATE FOR INITIAL  INITIAL RATE
                                       RATE      RATE PERIOD        PERIOD
                                     --------  ----------------  ------------
Series A                             1.20%     January 17, 2003    35
Series B                             1.20%     January 21, 2003    39



                                                    The Fund may, subject to certain conditions,
                                                    designate special rate periods of more than seven
                                                    days in the case of the Series A AMPS, and more
                                                    than 28 days in the case of Series B AMPS. The
                                                    dividend payment date for special rate periods
                                                    will be set out in the notice designating a
                                                    special rate period.

                                                    The Fund may not designate a special rate period
                                                    unless sufficient clearing bids were made in the
                                                    most recent auction. In addition, full cumulative
                                                    dividends, any amounts due with respect to
                                                    mandatory redemptions and any additional dividends
                                                    payable prior to such date must be paid in full.
                                                    Pursuant to the broker-dealer agreement between
                                                    The Bank of New York, as Auction Agent, and
                                                    Merrill Lynch (the "Broker-Dealer Agreement"), the
                                                    lead broker-dealer designated by the Fund,
                                                    initially Merrill Lynch, must not have objected to
                                                    the declaration of a special rate period.

                                                    See "Description of AMPS--Dividends and Rate
                                                    Periods" and "Description of AMPS--Dividends and
                                                    Rate Periods--Designation of Special Rate Periods"
                                                    and "The Auction."

TRADING MARKET....................................  The AMPS are not listed on an exchange. Instead, you may buy or sell AMPS at an auction that
                                                    normally is held periodically at the end of the
                                                    preceding rate period by submitting orders to a
                                                    broker-dealer that has entered into an agreement
                                                    with the Auction Agent and the Fund (a
                                                    "Broker-Dealer"), or to a

                                                    broker-dealer that has entered into a separate
                                                    agreement with a Broker-Dealer. In addition to the
                                                    auctions, Broker-Dealers and other broker-dealers
                                                    may maintain a secondary trading market in AMPS
                                                    outside of auctions, but may discontinue this
                                                    activity at any time. There is no assurance that a
                                                    secondary market will exist or, if one does exist,
                                                    that it will provide Preferred Stockholders with
                                                    liquidity. You may transfer AMPS outside of
                                                    auctions only to or through a Broker-Dealer, or a
                                                    broker-dealer that has entered into a separate
                                                    agreement with a Broker-Dealer.

                                                    The table below shows the first auction date for
                                                    each series of the Fund's AMPS and the day on
                                                    which each subsequent auction will normally be
                                                    held for each such series. The first auction date
                                                    for each series of AMPS will be the business day
                                                    before the dividend payment date for the initial
                                                    rate period for each such series. The start date
                                                    for subsequent rate periods normally will be the
                                                    business day following the auction date unless the
                                                    then-current rate period is a special rate period,
                                                    or the day that normally would be the auction date
                                                    or the first day of the subsequent dividend period
                                                    is not a business day.


                                         FIRST AUCTION DATE  SUBSEQUENT AUCTION
                                         ------------------  ------------------
Series A                                  January 16, 2003        Thursday
Series B                                  January 17, 2003         Friday


TAXATION..........................................  Because under normal circumstances the Fund will invest substantially all of its assets in
                                                    municipal bonds that pay interest that is exempt
                                                    from federal income tax, the dividends paid on
                                                    AMPS and Common Shares attributable to that
                                                    interest will be similarly exempt. However,
                                                    dividends paid on AMPS and Common Shares may be
                                                    subject to state and local taxes. All or a portion
                                                    of the interest paid on the municipal bonds the
                                                    Fund holds may be an item of tax preference for
                                                    purposes of the federal alternative minimum tax
                                                    ("AMT") ("Tax Preference Item"), with the result
                                                    that all or a portion of the dividends paid to
                                                    Fund stockholders also would be such an item. AMPS
                                                    thus may not be a suitable investment if you are
                                                    subject to the AMT or would become subject thereto
                                                    by investing in AMPS. The Fund also may realize
                                                    net long- or short-term capital gain on the sale
                                                    or exchange of its securities, which would be
                                                    taxable to its stockholders when distributed to
                                                    them. Taxable income or gain earned or realized by
                                                    the Fund will be allocated proportionately to
                                                    Preferred Stockholders and Common Stockholders,
                                                    based on the percentage of total dividends and
                                                    capital gain distributions, respectively, paid to
                                                    each class for that year. Accordingly, certain
                                                    distributions on AMPS may be subject to federal
                                                    income tax. The Fund intends to notify Preferred
                                                    Stockholders, before any applicable auction for a
                                                    rate period of 28 days or less, of the amount of
                                                    any taxable income and gain for federal income tax
                                                    purposes to be paid as dividends on AMPS for the
                                                    period

                                                    relating to that auction. For longer periods, the
                                                    Fund may notify Preferred Stockholders of such
                                                    amount. In certain circumstances, the Fund will
                                                    make Preferred Stockholders whole for taxes owing
                                                    on dividends paid to Preferred Stockholders that
                                                    include taxable income and gain. See "Tax
                                                    Matters."

SPECIAL TAX CONSIDERATIONS........................  While the Fund expects most of its income to be exempt from federal income tax, the Fund's
                                                    distributions of any taxable net investment income
                                                    and any net short-term capital gain (I.E.,
                                                    dividends) will be taxable to stockholders as
                                                    ordinary income, and distributions of any net
                                                    capital gain (the excess of net long-term capital
                                                    gain over net short-term capital loss) will be
                                                    subject to tax as long-term capital gain. See "Tax
                                                    Matters."

ASSET MAINTENANCE.................................  Under the Fund's Articles Supplementary for the
                                                    AMPS, which establishes and fixes the rights and
                                                    preferences of the shares of each series of AMPS,
                                                    the Fund must maintain:

                                                    -  asset coverage of the AMPS as required by the
                                                       rating agency or agencies rating the AMPS, and

                                                    -  asset coverage of at least 200% with respect to
                                                       senior securities that are stock, including the
                                                       AMPS.

                                                    In the event that the Fund does not maintain these
                                                    coverage tests or cure any deficiencies in the
                                                    time allowed, some or all of the AMPS will be
                                                    subject to mandatory redemption. See "Description
                                                    of AMPS--Redemption--Mandatory Redemption."

                                                    Based on the composition of the Fund's portfolio
                                                    as of November 30, 2002, the asset coverage of the
                                                    AMPS as measured pursuant to the 1940 Act would be
                                                    approximately 262% if the Fund were to issue all
                                                    of the AMPS offered in this prospectus,
                                                    representing approximately 38% of the Fund's
                                                    Managed Assets.

VOTING RIGHTS.....................................  The 1940 Act requires that the holders of the AMPS and any other preferred stock of the Fund, voting
                                                    as a separate class, have the right to elect at
                                                    least two Directors of the Fund at all times and
                                                    to elect a majority of the Directors at any time
                                                    when two years' dividends on the AMPS or any other
                                                    preferred stock are unpaid.

                                                    As required under the Fund's Articles and the 1940
                                                    Act, certain other matters must be approved by a
                                                    vote of all stockholders of all classes voting
                                                    together and by a vote of the AMPS and any other
                                                    preferred stock of the Fund tallied separately.
                                                    Each Common Share, each AMPS, and each share of
                                                    any other series of preferred stock of the Fund is
                                                    entitled to one vote per share. See "Description
                                                    of AMPS--Voting Rights" and "Anti-Takeover and
                                                    Other Provisions in the Articles of
                                                    Incorporation."

REDEMPTION........................................  Although the Fund will not ordinarily redeem AMPS, it may be required to redeem AMPS if, for example,
                                                    the Fund does not meet an asset coverage ratio
                                                    required by law or required by the Articles
                                                    Supplementary or in order to correct a failure to
                                                    meet a

                                                    rating agency guideline in a timely manner. See
                                                    "Description of AMPS--Redemption--Mandatory
                                                    Redemption." The Fund voluntarily may redeem AMPS
                                                    in certain circumstances. See "Description of
                                                    AMPS--Redemption--Optional Redemption."

LIQUIDATION.......................................  The liquidation preference of the AMPS of each series is $25,000 per share, plus an amount equal
                                                    to accumulated but unpaid dividends (whether or
                                                    not earned or declared by the Fund, but excluding
                                                    interest thereon). See "Description of AMPS--
                                                    Liquidation."
CUSTODIAN, AUCTION AGENT,
TRANSFER AGENT AND REGISTRAR......................  State Street Bank and Trust Company serves as custodian of the Fund's assets. The Bank of New
                                                    York serves as Auction Agent, transfer agent and
                                                    registrar. See "Custodian, Auction Agent, Transfer
                                                    Agent and Registrar."

                              FINANCIAL HIGHLIGHTS


    Information contained in the table below under the headings "Per Common Share Operating Performance" and "Ratios/Supplemental Data" shows the unaudited operating performance of the Fund from the commencement of the Fund's investment operations on September 27, 2002 through October 31, 2002. Because the Fund was recently organized and commenced investment operations on September 27, 2002, the table covers less than five weeks of operations, during which a substantial portion of the Fund's portfolio was held in temporary investments pending investment in municipal securities that meet the Fund's investment objective and policies. Accordingly, the information presented may not provide a meaningful picture of the Fund's operating performance.



                                                        FOR THE PERIOD
                                                     SEPTEMBER 27, 2002*
                                                           THROUGH
                                                       OCTOBER 31, 2002
                                                         (UNAUDITED)
                                                    ----------------------
PER COMMON SHARE OPERATING PERFORMANCE:
  Net Asset Value, Beginning of Period............          $14.32(**)
    Net Investment Income.........................            0.01
    Net Gains on Securities (both realized and
      unrealized).................................              --
  Total from Investment Operations................            0.01
  Offering Costs..................................           (0.03)
  Net Asset Value, End of Period..................          $14.30
  Per Share Market Value, End of Period...........          $15.00
  Total Investment Return on Net Asset Value......           (0.17)%(***)
  Total Investment Return on Market Value.........               0%(***)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in millions).........          $293.3
  Ratio of expenses to average net assets before
    reimbursement.................................            0.76%(****)
  Ratio of expenses to average net assets after
    reimbursement.................................            0.51%(****)
  Ratio of net investment income to average net
    assets for reimbursement......................            1.62%(****)
  Portfolio turnover rate.........................               0%


-------------------

  *  Commencement of operations
 ** Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the Common Stockholder from the $15.00 offering price.
*** Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.00 less the sales load of $0.675 per share paid by the Common Stockholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.00 less the sales load of $0.675 per share paid by the Common Stockholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
**** Annualized. There were no AMPS outstanding during the period shown, and these ratios do not reflect the effect of dividend payments to Preferred Stockholders.

                                    THE FUND

    The Fund is a recently organized, diversified, closed-end management investment company registered under the 1940 Act. The Fund was organized as a Maryland corporation on July 29, 2002. The Fund issued an aggregate of 19,500,000 Common Shares, par value $.0001 per share, pursuant to the initial public offering thereof and commenced operations on September 27, 2002. On October 17, 2002 and November 13, 2002, the Fund issued 1,000,000 and 175,000 additional Common Shares, respectively, in connection with a partial exercise by the underwriters of the over-allotment option. The Fund's Common Shares are traded on the AMEX under the symbol "NBH." The Fund's principal office is located at 605 Third Avenue, New York, New York 10158-0180, and its telephone number is 877-461-1899.

    The following provides information about the Fund's outstanding shares as of November 30, 2002:

                                                  AMOUNT HELD BY
                                       AMOUNT     THE FUND OR FOR       AMOUNT
TITLE OF CLASS                       AUTHORIZED     ITS ACCOUNT       OUTSTANDING
--------------                       -----------  ---------------  -----------------
Common.............................  999,992,000        0              20,681,981
Preferred
  Series A.........................        4,000        0                0
  Series B.........................        4,000        0                0

-------------------

  * A total of 1,000,000,000 shares of capital stock of the Fund are authorized under the Articles, all originally designated Common Stock pursuant to the Articles. The Board of Directors of the Fund (the "Board") may classify or reclassify any unissued shares of capital stock from time to time without a stockholder vote into one or more classes of preferred or other stock by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption of such shares of stock. The Board has reclassified 4,000 shares of common stock as Series A AMPS and reclassified 4,000 shares of common stock as Series B AMPS, and has authorized the issuance of those AMPS.

                                USE OF PROCEEDS


    The net proceeds of the offering of AMPS will be approximately $177,261,000 after payment of the sales load and estimated offering costs. The Fund will invest the net proceeds of the offering in accordance with the Fund's investment objective and policies as stated below. It is currently anticipated that the Fund will be able to invest substantially all of the net proceeds in municipal bonds that meet its investment objective and policies within three months after the completion of the offering. Pending such investment, it is anticipated that the proceeds will be invested in high quality, short-term, tax-exempt securities, although the Fund may, if necessary, also invest in other high quality, short-term securities, including mortgage-backed and corporate debt securities, that may be either tax-exempt or taxable.

                                 CAPITALIZATION

    The following table sets forth the unaudited capitalization of the Fund as of November 30, 2002, and as adjusted to give effect to the issuance of the AMPS offered in this prospectus.

                                           AS OF NOVEMBER 30, 2002
                                          --------------------------
                                             ACTUAL     AS ADJUSTED
                                             ------     -----------
Stockholders' equity:
AMPS, par value $.0001 per share (no
  shares issued; 7,176, as adjusted, at
  $25,000 per share liquidation
  preference)...........................            --  $179,400,000
Common Shares, par value, $.0001 per
  share (20,681,981 shares issued and
  outstanding)..........................  $      2,068         2,068
Capital in excess of par value
  attributable to Common Shares.........   295,646,853   293,507,853
Undistributed investment income--net....       (71,605)      (71,605)
Accumulated realized gain (loss)--net...       (76,907)      (76,907)
Unrealized appreciation on
  investments--net......................    (3,149,718)   (3,149,718)
Net Assets..............................  $292,350,691  $469,611,691

    As used in this prospectus, unless otherwise noted, the Fund's "net assets" include assets of the Fund attributable to any outstanding AMPS, with no deduction for the liquidation preference of such shares. For financial reporting purposes, however, the Fund is required to deduct the liquidation preference of its outstanding AMPS from net assets so long as the AMPS have redemption features that are not solely within the control of the Fund. In connection with the rating of the AMPS, the Fund has established various portfolio covenants to meet third-party rating agency guidelines in its Articles. These covenants include, among other things, investment diversification requirements and requirements that investments included in the Fund's portfolio meet specific industry and credit quality criteria. Market factors outside the Fund's control may affect its ability to meet the criteria of third-party rating agencies set forth in the Fund's portfolio covenants. If the Fund violates these covenants, it may be required to cure the violation by redeeming all or a portion of the AMPS. For all regulatory purposes, the Fund's AMPS will be treated as stock (rather than indebtedness).

                             PORTFOLIO COMPOSITION

    As of November 30, 2002, 88.8% of the market value of the Fund's portfolio was invested in long-term municipal obligations and 11.2% in short-term municipal obligations. The following table sets forth certain information with respect to the composition of the Fund's investment portfolio as of November 30, 2002. This information reflects the composition of the Fund's assets as of November 30, 2002 and is not representative of the Fund as of the current fiscal year or at any time in the future.

                         NUMBER OF      VALUE
S&P*   MOODY'S*  FITCH*   ISSUES    (IN THOUSANDS)   PERCENT
----   --------  ------  ---------  --------------  ----------
AAA    Aaa       AAA          34       $137,382        47.0%
AA     Aa        AA           13         26,603         9.1
A      A         A            27         78,046        26.7
BBB    Baa1      BBB          15         34,645        11.8
BB     Ba1       BB           --             --          --
B      B         B            --             --          --
NR+    NR+       NR+          --             --          --
VMIG1  A+                     14         34,740        11.9
Cash                          --        (19,065)       (6.5)
                          ------       --------      ------
Total                        103       $292,351       100.0%

-------------------


  * Ratings: Using the highest of S&P's, Moody's or Fitch's ratings on the Fund's municipal obligations. As reflected in the chart 2.9% of the individual holdings representing 3.3% of the Fund's portfolio assets received different ratings. S&P and Fitch rating categories may be modified further by a plus (+) or minus (-) in AA, A, BBB, BB, B and C ratings. Moody's rating categories may be modified further by a 1, 2, or 3 in Aa, A, Baa, Ba and B ratings.
  + Securities that are not rated by S&P, Moody's or Fitch. NB Management determines that these securities are comparable to securities of a particular rating. This determination is based on NB Management's own internal evaluation and does not necessarily reflect how such securities would be rated by S&P, Moody's or Fitch if they were to rate the securities.

                             THE FUND'S INVESTMENTS


INVESTMENT OBJECTIVE AND POLICIES

    The Fund's investment objective is to provide Common Stockholders a high level of current income exempt from federal income tax. The Fund must satisfy its obligation to pay dividends on AMPS before distributing any income to Common Stockholders. The Fund may not achieve its investment objective.

    The Fund normally invests primarily in investment grade municipal debt securities issued by state and local governments, including U.S. territories and possessions, political subdivisions, agencies and public authorities (municipal bonds) with remaining maturities of less than 15 years. The Fund's policy is to invest, under normal market conditions, at least 80% of its total assets in municipal bonds with remaining maturities of less than 15 years. Under normal market conditions, the Fund will invest at least 80% of its total assets in municipal securities that pay interest that, in the opinion of bond counsel to the issuer (or on the basis of other authority believed by Fund's investment manager to be reliable), is exempt from federal income tax. The Fund seeks to maintain a dollar-weighted average duration between three and eight years. Under normal market conditions, the Fund will invest at least 80% of its total assets in municipal bonds that are rated, at the time of investment, within the four highest categories by an NRSRO or are unrated but judged to be of comparable quality by NB Management. Investment grade debt securities are those rated "BBB" or higher by S&P, "Baa" or higher by Moody's or within one of the four highest rating categories by an NRSRO or are unrated but judged to be of comparable quality by NB Management. As a fundamental policy, the Fund will invest at least 80% of its total assets in Municipal Bonds.

    Duration is a measure of a fixed income security's sensitivity to changes in interest rates. Unlike final maturity, duration takes account of all payments made over the life of the security. Typically, with a 1% change in interest rates, an investment's value may be expected to move in the opposite direction approximately 1% for each year of its duration.

    The Fund may invest up to 20% of its total assets in municipal bonds that at the time of investment are rated Ba/BB or B by Moody's, S&P or Fitch or that are unrated but judged to be of comparable quality by NB Management. Bonds of below-investment grade quality are regarded as having predominately speculative characteristics with respect to the issuer's capacity to pay interest and repay principal, and are commonly referred to as "junk bonds."

    Municipal bonds may have all types of interest rate payment and reset terms, including fixed rate, floating and variable rate, zero coupon, payment in kind and auction rate features.

    The Fund will not invest more than 25% of its total assets in any industry, nor does the Fund normally invest more than 5% of its total assets in the securities of any single issuer. Governmental issuers of municipal bonds are not considered part of any "industry." However, municipal bonds backed only by the assets and revenues of nongovernmental users may for this purpose be deemed to be issued by such nongovernmental users, and the 25% limitation would apply to the industries of such nongovernmental users. It is nonetheless possible that the Fund may invest more than 25% of its total assets in a broader segment of the municipal bond market, such as hospital and other health care facilities obligations, housing agency revenue obligations, and airport revenue obligations. The Fund will invest more than 25% of its assets in such types of municipal bonds if NB Management determines that the yields available from such obligations in a particular segment justify the additional risks associated with a large investment in that segment. These obligations could be supported by the credit of governmental users, or by the credit of nongovernmental users engaged in a number of industries; however, economic, business, political and other developments generally affecting the revenues of such users (for example, proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products) may have a general adverse effect on all such municipal bonds in such a market segment. The Fund may invest more than 25% of its assets in industrial development bonds or in issuers located in the same state. If the Fund were to invest more than 25% of its total assets in issuers located in the same state, it would be more susceptible to adverse economic, business, or regulatory conditions in that state.

    The Fund may purchase municipal bonds that are additionally secured by insurance, bank credit agreements, or escrow accounts. The credit quality of companies that provide such credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce the Fund's income. Insurance generally will be obtained from insurers with a claims-paying ability rated Aaa by Moody's or AAA by S&P or Fitch. The insurance feature does not guarantee the market value of the insured obligations or the net asset value of the Common Shares.

    For temporary defensive purposes, and in order to keep cash on hand fully invested, the Fund may temporarily invest to a substantial degree in high-quality, short-term municipal bonds. If these high-quality, short-term municipal bonds are not available or, in NB Management's judgment, do not afford sufficient protection against adverse market conditions, the Fund may invest in the following taxable securities: obligations of the U.S. Government, its agencies or instrumentalities; other debt securities rated within the four highest categories by an NRSRO; commercial paper rated in the highest category by an NRSRO; certificates of deposit, time deposits and bankers' acceptances; or repurchase agreements with respect to any of the foregoing investments or any other fixed-income securities that NB Management considers consistent with such strategy. To the extent the Fund invests in taxable securities, it will not be able to achieve its investment objective of providing income exempt from federal income tax.

    The Fund cannot accurately predict its portfolio turnover rate but anticipates that its annual portfolio turnover rate will not exceed 100%. The Fund generally will not trade securities for the purpose of realizing short-term profits, but it will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions to accomplish its investment objective. Other than for consideration of tax consequences, frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities.

    The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the Board of Directors of the Fund without stockholder approval. The fundamental investment policies and limitations of the Fund may not be changed without the approval of the holders of a majority of the outstanding Common Shares and, if issued, AMPS voting as a single class, as well as by the vote of a majority of the outstanding AMPS tabulated separately. A "majority of the outstanding" shares means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy, or
(ii) more than 50% of the shares, whichever of (i) or (ii) is less. These percentages are required by the 1940 Act.

    If you are, or as a result of an investment in the Fund would become, subject to the AMT, the Fund may not be a suitable investment for you. Special AMT rules apply to corporate holders. In addition, distributions of any taxable net investment income and any net short-term capital gain (i.e., dividends) will be taxable to stockholders as ordinary income, and distributions of any net capital gain will be subject to tax as long-term capital gain. See "Tax Matters."

    The following provides additional information regarding the types of securities and other instruments in which the Fund will ordinarily invest. A more detailed discussion of these and other instruments and investment techniques that may be used by the Fund is provided under "Investment Objective and Policies" in the Statement of Additional Information.

MUNICIPAL BONDS

    Municipal bonds are obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which, in the opinion of bond counsel or other counsel to the issuer of such securities is, at the time of issuance, not includable in gross income for federal income tax purposes. Under normal market conditions, at least 80% of the Fund's total assets will be invested in municipal bonds with remaining maturities of less than 15 years.

    The Fund has not established any limit on the percentage of its portfolio that may be invested in municipal bonds the interest on which is a Tax Preference Item, and a substantial portion of the dividends paid on to Fund stockholders thus may be such an item. AMPS may not be a suitable investment for investors who are already subject to the AMT or who would become subject to the AMT as a result of an investment in AMPS. See "Tax Matters."

    The two principal classifications of municipal bonds are "general obligation" bonds and "revenue" or "special obligation" bonds, which include "private activity bonds." General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest, and, accordingly, the capacity of the issuer of a general obligation bond as to the timely payment of interest and the repayment of principal when due is affected by the issuer's maintenance of its tax base. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source such as from the user of the facility being financed; accordingly, the timely payment of interest and the repayment of principal in accordance with the terms of the revenue or special obligation bond is a function of the economic viability of such facility or such revenue source. They are not supported by the general taxing authority of any governmental entity. Although the ratings of NRSROs of the municipal bonds in the Fund's portfolio are relative and subjective, and are not absolute standards of quality, such ratings reflect the assessment of the NRSROs of the issuer's ability, or the economic viability of the special revenue source, with respect to the timely payment of interest and the repayment of principal in accordance with the terms of the obligation. See Appendix A to the Statement of Additional Information for a summary of ratings.

    Municipal bonds may have fixed or variable interest rates. The Fund may purchase floating and variable rate demand notes, which are municipal bonds normally having a stated maturity in excess of one year, but which permit the holder to tender the notes for purchase at the principal amount thereof. The interest rate on a floating rate demand note is based on a known lending rate, such as a bank's prime rate, and is adjusted each time such rate is adjusted. The interest rate on a variable rate demand note is adjusted at specified intervals based on a specified benchmark. There generally is no secondary market for these notes, although they may be tendered for redemption or remarketing at face value and thus may be determined to be liquid. See "Investment Policies and Techniques" in the Statement of Additional Information. Each such note purchased by the Fund will meet the criteria established for the purchase of municipal bonds.

    The Fund may invest in unrated "non-appropriation" lease obligations or installment purchase contract obligations of municipal authorities or entities believed by NB Management to be of comparable quality to securities that are rated investment grade. There is no limitation on the percentage of the Fund's assets that may be invested in these lease obligations. A lease obligation is backed by the municipality's promise to make the payments due under the lease obligation. Lease obligations containing "non-appropriation" clauses provide that the municipality has no obligation to make lease installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis.

    The Fund may invest in zero coupon bonds. A zero coupon bond pays no interest in cash to its holder during its life, although interest is accrued during that period. Its value to an investor consists of the difference between its face value at the time of maturity and the price at which it was issued, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price).

    The Fund may also engage in interest rate and other hedging and risk management transactions; purchase and sell options (including swaps, caps, floors and collars) on municipal bonds and on indices based on municipal bonds; and purchase and sell municipal bonds on a "when-issued" or "delayed delivery" basis. In general, the Fund may purchase and sell (or write) options on up to 20% of its total assets. The Securities and Exchange Commission requires that obligations of investment companies such as the Fund, in connection with options sold, must comply with certain segregation or cover requirements, which are more fully described in the Statement of Additional Information. The Fund may engage in these transactions both for speculative purposes and as a means to hedge risk. The Fund may also engage, to a limited extent, in financial futures contracts and related options contracts for hedging purposes. The Fund may also hold securities or use investment techniques that provide for payments based on or "derived" from the performance of an underlying asset, index or other economic benchmark. Although NB Management believes that these investment practices may further the Fund's investment objective, no assurance can be given that these investment practices will achieve this result. See the Statement of Additional Information for a further description of these investment practices.

SELECTION OF INVESTMENTS

    NB Management selects securities for the Fund's portfolio that it believes entail reasonable credit risk considered in relation to the particular investment policies of the Fund. As a result, the Fund does not necessarily invest in the highest yielding municipal bonds permitted by its investment policies if NB Management determines that market risks or credit risks associated with such investments would subject the Fund's portfolio to excessive risk. The potential for realization of capital gains resulting from possible changes in interest rates is not a major consideration. The Fund's policy is to invest at least 80% of its total assets in municipal bonds with remaining maturities of less than 15 years. The Fund seeks to maintain a dollar-weighted average duration between three and eight years. For this purpose, any scheduled principal prepayments on municipal bonds are reflected in the calculation of dollar-weighted average duration. NB Management may adjust the average duration of the Fund's portfolio from time to time, depending on its assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates. Duration is a measure of a security's sensitivity to changes in market interest rates that takes account of all payments of principal and interest scheduled to occur over the life of the security.

    From time to time, the Fund may invest in securities of a municipal issuer, most or all of which is held by the Fund, by itself or together with other funds or accounts managed by NB Management. If the other funds holding the securities are open-end investment companies, they may need to liquidate their assets to meet shareholder redemptions, which could adversely affect the value of the same securities held by the Fund. Because there may be relatively few potential purchasers for such investments and, in some cases, there may be contractual restrictions on resales, the Fund may find it more difficult to sell such securities at a time when NB Management believes it is advisable to do so.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS

    The Fund may purchase municipal bonds on a "when-issued" and "delayed delivery" basis. No income accrues to the Fund on municipal bonds in connection with such transactions prior to the date the Fund actually takes delivery of such securities. These transactions are subject to market fluctuations; the value of the municipal bonds at delivery may be more or less than their purchase price, and yields generally available on municipal bonds when delivery occurs may be higher than yields on the municipal bonds obtained pursuant to such transactions. Because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, however, it will maintain, in a segregated account, cash or liquid securities having a value equal to or greater than the Fund's purchase commitments, which are marked to market daily, pursuant to guidelines established by the Board of Directors. The Fund will make commitments to purchase municipal bonds on such basis only with the intention of actually acquiring these securities, but the Fund may sell such securities prior to the settlement date if such sale is considered to be advisable.

    To the extent that the Fund engages in "when-issued" and "delayed delivery" transactions, it will do so for the purpose of acquiring securities for the Fund's portfolio consistent with the Fund's investment objective and policies. However, purchases of securities on such basis may involve more risk than other types of purchases. For example, if the Fund determines it is necessary to sell the "when-issued" or "delayed delivery" securities before delivery, it may realize a gain or incur a loss because of market fluctuations since the time the commitment to purchase such securities was made. Subject to the requirement of maintaining a segregated account, no specified limitation exists as to the percentage of the Fund's assets which may be used to acquire securities on a "when-issued" or "delayed delivery" basis. Use of these techniques has a leverage-like effect on the Fund.

    For more information, see "Investment Policies and Techniques--Special Considerations Relating to Municipal Securities" in the Statement of Additional Information.

OTHER FORMS OF LEVERAGE AND BORROWINGS

    In addition to the issuance of AMPS, the Fund may use a variety of additional strategies to add leverage to the portfolio. These include the use of options, futures contracts, residual interest bonds and other derivative instruments. Additional leverage will increase the volatility of the Fund's investment portfolio and could result in larger losses than if the strategies were not used.

    The Securities and Exchange Commission does not consider derivative instruments used by the Fund to constitute senior securities (and they will not be subject to the Fund's limitations on borrowings) to the extent that the Fund segregates liquid assets at least equal in amount to its obligations under the instruments, or enters into offsetting transactions or owns positions covering its obligations. For instance, the Fund may cover its position in a forward purchase commitment by segregating liquid assets in an amount sufficient to meet the purchase price. The Fund has no current intention to use such instruments to an extent that would put more than 5% of its net assets at risk.

    The Fund also may borrow money in order to repurchase its shares or as a temporary measure for extraordinary or emergency purposes, including for the payment of dividends or the settlement of securities transactions which otherwise might require untimely dispositions of Fund securities.

                                     RISKS

    Risk is inherent in all investing. Investing in any investment company security involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in AMPS.

    LEVERAGE RISK. The Fund uses financial leverage for investment purposes by issuing AMPS. It is currently anticipated that, taking into account the AMPS being offered in this prospectus, the amount of leverage will represent approximately 38% of the Fund's net assets.

    The Fund's leveraged capital structure creates special risks not associated with unleveraged funds having similar investment objectives and policies. These include the possibility of higher volatility of the net asset value of the Fund and the AMPS' asset coverage. There can be no assurance that the Fund's leveraging strategies involving AMPS or derivatives will be successful. While the Fund may from time to time consider reducing leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and net asset value associated with leverage, there can be no assurance that the Fund will actually reduce leverage in the future. As long as the AMPS are outstanding, the Fund does not intend to utilize other forms of leverage.

    The Fund may invest in the securities of other investment companies. Such securities may also be leveraged and will therefore be subject to the leverage risks described above. The shares of other investment companies are subject to the management fees and other expenses of those funds. Therefore, investments in other investment companies will cause the Fund to bear proportionately the costs incurred by the other investment companies' operations. If these other investment companies engage in leverage, the Fund, as a stockholder, would bear its proportionate share of the cost of such leveraging.

The Fund may also invest in investment companies whose income distributions are not exempt from federal income tax, and if it does, some of the Fund's income distributions may be taxable.

    Because the fee paid to NB Management will be calculated on the basis of the Fund's Managed Assets (which includes the liquidation preference of the AMPS), the fee will be higher when leverage is utilized, giving NB Management an incentive to utilize leverage.

    INTEREST RATE RISK. The Fund issues AMPS, which pay dividends based on short-term interest rates, and uses the proceeds to buy municipal obligations that pay interest based on longer-term yields. Longer-term municipal obligation yields are typically, although not always, higher than short-term interest rates. Both long-term and short-term interest rates may fluctuate. If short-term interest rates rise, AMPS rates may rise such that the amount of dividends paid to Preferred Stockholders exceeds the income from the portfolio securities purchased with the proceeds from the sale of AMPS. Because income from the Fund's entire investment portfolio (not just the portion purchased with the proceeds of the AMPS offering) is available to pay AMPS dividends, however, AMPS dividend rates would need to greatly exceed the Fund's net portfolio income before the Fund's ability to pay AMPS dividends would be jeopardized. If long-term rates rise, the value of the Fund's investment portfolio will decline, reducing the amount of assets serving as asset coverage for the AMPS.

    AUCTION RISK. Preferred Stockholders may not be able to sell AMPS at an auction if the auction fails; that is, if there are more AMPS offered for sale than there are buyers for those AMPS. Also, if a hold order is placed at an auction (an order to retain AMPS) only at a specified rate, and that bid rate exceeds the rate set at the auction, the AMPS will not be retained. Additionally, if you elect to buy or retain AMPS without specifying a rate below which you would not wish to continue to hold those AMPS, and the auction sets a rate below the current market rate, you may receive a lower rate of return on your AMPS than the market rate. Finally, the dividend period may be changed, subject to certain conditions and with notice to the holders of the AMPS, which could also affect the liquidity of your investment. See "Description of AMPS" and "The Auction--Auction Procedures."

    SECONDARY MARKET RISK. If you try to sell your AMPS between auctions, you may not be able to sell any or all of your shares, or you may not be able to sell them for $25,000 per share or $25,000 per share plus accumulated dividends. If the Fund has designated a special rate period (a dividend period of more than seven days in the case of the Series A AMPS and 28 days in the case of the Series B AMPS), changes in interest rates are more likely to affect the price you would receive if you sold your shares in the secondary market. You may transfer shares outside of auctions only to or through a broker-dealer that has entered into an agreement with the Auction Agent and the Fund or other person as the Fund permits. The Fund does not anticipate imposing significant restrictions on transfers to other persons. However, unless any such other person has entered into a relationship with a broker-dealer that has entered into a broker-dealer agreement with the Auction Agent, that person will not be able to submit bids at auctions with respect to AMPS. Broker-dealers that maintain a secondary trading market for AMPS are not required to maintain this market, and the Fund is not required to redeem shares either if an auction or an attempted secondary market sale fails because of a lack of buyers. AMPS are not listed on a stock exchange or the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") stock market. If you sell your AMPS to a broker-dealer between auctions, you may receive less than the price you paid for them, especially when market interest rates have risen since the last auction and during a special rate period.

    RATINGS AND ASSET COVERAGE RISK. While it is a condition to the closing of the offering that Moody's and Fitch assign a rating of "Aaa" and "AAA," respectively, to the AMPS, the ratings do not eliminate or necessarily mitigate the risks of investing in AMPS. A rating agency could downgrade AMPS, which may make AMPS less liquid at an auction or in the secondary market, although the downgrade would probably result in higher dividend rates. If a rating agency downgrades AMPS of the

Fund, the Fund will alter its portfolio or redeem AMPS. See "Description of AMPS--Rating Agency Guidelines and Asset Coverage" for a description of the asset tests the Fund must meet.

GENERAL RISKS OF INVESTING IN THE FUND

    An investment in the Fund is subject to, among other things, market discount risk, interest rate risk, credit risk, municipal bond market risk, reinvestment risk, leverage risk, inflation risk, liquidity risk, derivatives risk and management risk. An investment in AMPS will also be subject to the risk associated with the fact that the Fund is recently organized. These risks are summarized below.

    LIMITED OPERATING HISTORY. The Fund is a recently organized, diversified, closed-end management investment company that has been operational only since September 27, 2002.

    INTEREST RATE RISK. Interest rate risk is the risk that bonds (and the Fund's net assets) will decline in value because of changes in market interest rates. Generally, municipal bonds will decrease in value when interest rates rise and increase in value when interest rates decline. This means that the net asset value of the Common Shares will fluctuate with interest rate changes and the corresponding changes in the value of the Fund's municipal bond holdings. Because the Fund will invest primarily in intermediate-term bonds, the Common Share net asset value and market price per share will fluctuate more in response to changes in market interest rates than if the Fund invested primarily in shorter-term bonds. The Fund's use of leverage, as described below, will tend to increase Common Share interest rate risk.

    INCOME RISK. The Fund's income is based primarily on the interest it earns from its investments, which can vary widely over the short term and long term. If interest rates drop, the Fund's income available over time to make dividend payments with respect to AMPS could drop as well if the Fund purchases securities with lower interest coupons.

    CALL RISK. If interest rates fall, it is possible that issuers of callable bonds with higher interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to replace such called security with a lower-yielding security.

    LIQUIDITY RISK. The market for municipal obligations may be less liquid than for corporate bonds. The market for special obligation bonds, lease obligations, participation certificates and variable rate instruments, which the Fund may purchase, may be less liquid than for general obligation bonds. Liquid secondary trading in unrated municipal obligations may not exist. The Fund may not be able to sell these securities when NB Management determines it is appropriate. When the Fund has a need to raise cash, NB Management may be forced to sell from the portfolio some securities it would prefer to retain.

    Less liquid markets tend to be more volatile and react more negatively to adverse publicity and investor perception than more liquid markets. If markets are less liquid, the Fund may not be able to dispose of municipal obligations in a timely manner and at the price at which the Fund is carrying it. There may be no established trading markets for certain municipal obligations, and trading in these securities may be relatively inactive. Some of the Fund's investments may be restricted as to resale. Although restricted securities may be sold in private transactions, a security's value may be less than the price originally paid by the Fund. Valuing illiquid or restricted securities is difficult, and NB Management's judgment may play a greater role in their valuation.

    CREDIT RISK. The Fund could lose money if the issuer of a municipal bond, or the counterparty to a derivatives contract or other obligation, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In general, lower-rated municipal bonds carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Fund's net asset value or distributions.

    Securities rated "BBB" by S&P are regarded by S&P as having an adequate capacity to pay interest and repay principal; whereas such securities normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Securities rated "Baa" by Moody's are regarded by Moody's as being medium-grade obligations; they are neither highly protected nor poorly secured. Although interest payments and principal payments for these securities appear adequate for the present, they may lack certain protective elements or may be characteristically unreliable over any great length of time. They also may lack outstanding investment characteristics and may have speculative characteristics. The Fund may be more dependent upon NB Management's investment analysis of unrated municipal bonds than is the case with rated municipal bonds.

    The Fund may invest up to 20% of its total assets in municipal bonds that at the time of investment are rated Ba/BB or B by Moody's, S&P or Fitch or that are unrated but judged to be of comparable quality by NB Management. These bonds, which are below-investment grade, are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are commonly referred to as "junk bonds." These securities are subject to a greater risk of default. The prices of these lower-grade bonds are more sensitive to negative developments, such as a decline in the issuer's revenues or a general economic downturn, than are the prices of higher-grade securities. Lower-grade securities tend to be less liquid than investment grade securities and the market values of lower-grade securities tend to be more volatile than investment-grade securities.

    MUNICIPAL BOND MARKET RISK. Investing in the municipal bond market involves certain risks. The amount of public information available about the municipal bonds in the Fund's portfolio is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of NB Management than would be a stock fund or taxable bond fund. The secondary market for municipal bonds, particularly the below-investment grade bonds in which the Fund may invest, also tends to be less well-developed or liquid than many other securities markets, which may adversely affect the Fund's ability to sell its bonds at attractive prices.

    The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations. Such laws, or political considerations, might constrain the ability of municipal issuers to levy taxes. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays in collecting principal and interest and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of, and manage, the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses. Any income derived from the Fund's ownership or operation of such assets may not be tax-exempt.

    The recent economic downturn, which is of uncertain duration, has absorbed the reserves that many states and municipalities had accumulated during the long economic expansion of the 1990's and has unbalanced many state and municipal budgets. Because the disclosure requirements for issuers of municipal securities are more limited than those for issuers of other securities, it may be more difficult to discern accurately the financial condition of a municipal issuer in times of significant economic change. Furthermore, because this downturn follows a long expansion, some municipal finance officers may have limited experience in responding to such a situation. If the economy remains slow, it could also impact many private enterprises whose revenues support private activity bonds or form a critical part of the tax base of a state or municipality. Strife in the Middle East could substantially increase the price of oil and thus gasoline, which is an important expense for many municipalities.

    TERRORISM RISKS. Municipal securities are subject to a risk that terror attacks could result in substantial loss of life, damage the local economy and damage or destroy significant portions of the municipal infrastructure. The impact of these events may extend beyond the immediately-affected area and beyond the time of the attack. Businesses that leave an affected area in the wake of such an attack may not return, and economic activity may slow if tourists and local consumers avoid the affected city. These events could severely affect the tax base of a particular issuer of municipal securities and could damage or destroy a facility whose revenues support the payment of particular municipal securities. These attacks, and measures taken to prevent them, may also impose substantial overtime costs on municipal budgets. See "Recent Developments."

    HIGH YIELD RISK. Investing in high yield bonds involves additional risks, including credit risk. The value of high yield, lower-quality bonds is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high yield bonds are not as strong financially as those with higher credit ratings, so their bonds are usually considered speculative investments. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments. Investments in lower-grade securities will expose the Fund to greater risks than if the Fund owned only higher-grade securities.

    REINVESTMENT RISK. Reinvestment risk is the risk that income from the Fund's municipal bond portfolio will decline if and when the Fund invests the proceeds from matured, traded or called bonds at market interest rates that are below the portfolio's current earnings rate. A decline in income could affect the Common Shares' market price or their overall return.

    INFLATION RISK. Inflation risk is the risk that the value of assets or income from the Fund's investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real, or inflation-adjusted, value of the Common Shares and distributions can decline, and the dividend payments on the Fund's AMPS, if any, or interest payments on Fund borrowings, if any, may increase.

    MANAGEMENT RISK. The Fund is subject to management risk because it has an actively-managed investment portfolio. NB Management and the portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

    ECONOMIC SECTOR AND GEOGRAPHIC RISK. The Fund may invest 25% or more of its total assets in municipal obligations of issuers in the same state (or U.S. territory) or in municipal obligations in the same economic sector, including without limitation the following: lease rental obligations of state and local authorities; obligations dependent on annual appropriations by a state's legislature for payment; obligations of state and local housing finance authorities; municipal utilities systems or public housing authorities; obligations of hospitals or life-care facilities; and industrial development or pollution control bonds issued for electrical utility systems, steel companies, paper companies or other purposes. This may make the Fund more susceptible to adverse economic, political or regulatory occurrences affecting a particular state or economic sector. For example, health-care related issuers are susceptible to Medicare, Medicaid and other third-party payor reimbursement policies, and national and state health care legislation. As concentration increases, so does the potential for fluctuation in the net asset value of the Common Shares.

    RISKS OF CERTAIN INVESTMENTS OF THE FUND. In addition to the risks described above, the Fund's investments are subject to certain other kinds of risk, such as:

    - NB Management's judgment about the attractiveness, value or income potential of a particular municipal obligation may prove to be incorrect;

    -  municipal obligations may fall out of favor with investors;

    - a rise in interest rates could cause the value of the Fund's portfolio generally to decline;

    - unfavorable legislation may affect the tax-exempt status of municipal obligations; and

    - unfavorable regulatory action could affect the tax-exempt status of a particular security or type of security held by the Fund.

    The Fund may invest more than 25% of its assets in municipal obligations that finance the same or similar types of facilities or issuers located in the same state. If the Fund invests more than 25% of its assets in such segments, it will be more susceptible to economic, business, political, regulatory and other developments generally affecting issuers in those segments of the municipal market.

    The Fund may invest in unrated "non-appropriation" lease obligations or installment purchase contract obligations of municipal authorities or entities believed by NB Management to be of comparable quality to securities that are rated investment grade. Regardless of the issuer's creditworthiness, it is possible that a municipality will fail to appropriate money in the future because of political changes, changes in the economic viability of a project or general economic changes. While these lease obligations generally are secured by a lien on the leased property, disposing of foreclosed property could be costly and time-consuming, and the Fund may not recoup its original investment.

    The Fund may invest in zero coupon bonds. Because these securities usually trade at a deep discount, they will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, zero coupon securities eliminate the reinvestment risk and lock in a rate of return to maturity.

    Some of the Fund's income may be subject to federal taxation. The Fund may realize taxable gain on some of its securities, and some of the Fund's income may be a Tax Preference Item.

    The Fund may acquire securities on a "when-issued" or "delayed delivery" basis. Subject to the requirement of maintaining a segregated account, no specified limitation exists as to the percentage of the Fund's assets which may be used to acquire securities on a "when-issued" or "delayed delivery" basis. If a significant percentage of the Fund's assets are committed to the purchase of securities on a "when-issued" and/or "delayed delivery" basis, the volatility of the Fund's net asset value may increase and the flexibility to manage the Fund's investments may be limited. Engaging in "when-issued" and "delayed delivery" transactions has a leverage-like effect on the Fund.

    The Fund may invest in derivatives. A derivative contract will obligate or entitle the Fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities or indices. Even a small investment in derivative contracts can have a big impact on the Fund's interest-rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed-income securities. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets. The use of derivatives may produce taxable income.

    RECENT DEVELOPMENTS. As a result of the terrorist attacks on the World Trade Center and the Pentagon on September 11, 2001, some of the U.S. securities markets were closed for a four-day period. These terrorist attacks and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. A similar disruption of the financial markets could impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to the securities.

    Please see "Investment Objective and Policies" in the Statement of Additional Information for additional information regarding the investments of the Fund and their related risks.

                           HOW THE FUND MANAGES RISK

INVESTMENT LIMITATIONS

    The Fund has adopted certain investment limitations designed to limit investment risk and maintain portfolio diversification. These limitations are fundamental and may not be changed without the approval of the holders of a majority of the outstanding Common Shares and, if issued, AMPS voting as a single class, as well as by the vote of a majority of the outstanding AMPS tabulated separately. A "majority of the outstanding" shares means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy, or (ii) more than 50% of the shares, whichever of (i) or (ii) is less. The Fund may not invest more than 25% of total Fund assets in securities of issuers having their principal business activities in any one industry. However, the Fund may from time to time invest more than 25% of its total assets in a particular segment of the municipal obligations market or in obligations of issuers located in the same state. Municipalities are not considered to be in any industry; however, where a municipal security is supported only by the income from a particular enterprise or the assets of a particular private company, the Fund will treat that enterprise or company as the issuer for purposes of this limitation. The Fund also may not invest more than 5% of total Fund assets in securities of any one issuer, except that this limitation does not apply to bonds issued by the U.S. Government, its agencies and instrumentalities or to the investment of 25% of the Fund's total assets in shares of other registered investment companies. The Fund may become subject to guidelines that are more limiting than the investment restrictions set forth above in order to obtain and maintain ratings from Moody's or Fitch on AMPS. See the Statement of Additional Information for a complete list of the fundamental and non-fundamental investment policies of the Fund.

    The Fund may use various investment strategies designed to limit the risk of bond price fluctuations. These hedging strategies include purchasing put and call options and using financial futures contracts and related options contracts. See "Investment Policies and Techniques" in the Statement of Additional Information.

QUALITY OF INVESTMENTS

    The Fund will invest at least 80% of its total assets in municipal bonds of investment grade at the time of investment. Investment grade means that such bonds are rated by national rating agencies within the four highest grades (rated Baa or BBB or better by Moody's, S&P & Fitch) or are unrated but judged to be of comparable quality by NB Management.

LIMITED ISSUANCE OF AMPS

    Under the 1940 Act, the Fund could issue AMPS having a total liquidation value (original purchase price of the shares being liquidated plus any accrued and unpaid dividends) of up to one-half of the value of the net assets of the Fund following such issuance. To the extent that the Fund has outstanding any senior securities representing indebtedness (such as through the use of derivative instruments that constitute senior securities), the aggregate amount of such senior securities will be added to the total liquidation value of any outstanding AMPS for purposes of this asset-coverage requirement. If the total liquidation value of the AMPS plus the aggregate amount of such other senior securities were ever more than one-half of the value of the Fund's total net assets, the Fund would not be able to declare distributions on the Common Shares until such liquidation value and/or aggregate amount of other senior securities, as a percentage of the Fund's total assets, were reduced.

    Although the 1940 Act permits the Fund to issue AMPS having a total liquidation value of up to one-half the net assets of the Fund, the Fund currently intends to issue AMPS with a total liquidation value of only 38% of the Fund's its net assets. This higher than required margin of net asset value provides a cushion against later fluctuations in the value of the Fund's portfolio and will subject Common Stockholders to less income and net asset value volatility than if the Fund were more highly leveraged through AMPS. It also gives the Fund flexibility to utilize other forms of leverage (such as derivatives) in addition to AMPS from time to time in accordance with the 1940 Act asset-coverage requirements that may be more efficient or cost-effective sources of leverage than AMPS under the circumstances. The Fund intends to purchase or redeem AMPS, if necessary, to keep the liquidation value of the AMPS plus the aggregate amount of other senior securities representing indebtedness below one-half of the value of the Fund's net assets.

MANAGEMENT OF INVESTMENT PORTFOLIO AND CAPITAL STRUCTURE TO LIMIT LEVERAGE RISK

    The Fund may take certain actions if short-term interest rates increase or market conditions otherwise change (or the Fund anticipates such an increase or change) and the Fund's leverage begins (or is expected) to adversely affect Common Stockholders. In order to attempt to offset such a negative impact of leverage on Common Stockholders, the Fund may shorten the average duration of its investment portfolio (by investing in short-term securities or implementing certain hedging strategies) or may extend the maturity of outstanding AMPS. The Fund also may attempt to reduce leverage by redeeming or otherwise purchasing AMPS or by reducing any holdings in instruments that create leverage. As explained above under "Risks--Leverage Risk," the success of any such attempt to limit leverage risk depends on NB Management's ability to accurately predict interest rate or other market changes. Because of the difficulty of making such predictions, the Fund may not be successful in managing its interest rate exposure in the manner described above.

    If market conditions suggest that additional leverage would be beneficial, the Fund may sell previously unissued AMPS or AMPS that the Fund previously issued but later repurchased, or utilize other forms of leverage, such as derivative instruments.

HEDGING AND RELATED STRATEGIES

    The Fund may use various investment strategies designed to limit the risk of price fluctuations of its portfolio securities and to preserve capital. Hedging strategies that the Fund may use include: financial futures contracts; short sales; swap agreements or options thereon; options on financial futures; and options based on either an index of municipal securities or taxable debt securities whose prices, NB Management believes, correlate with the prices of the Fund's investments. Income earned by the Fund from many hedging activities will be treated as capital gain and, if not offset by net realized capital loss, will be distributed to stockholders in taxable distributions. If effectively used, hedging strategies will offset in varying percentages losses incurred on the Fund's investments due to adverse interest rate changes. There is no assurance that these hedging strategies will be available at any time or that NB Management will determine to use them for the Fund or, if used, that the strategies will be successful.

                             MANAGEMENT OF THE FUND

DIRECTORS AND OFFICERS

    The Board of Directors is broadly responsible for the management of the Fund, including general supervision of the duties performed by NB Management and Neuberger Berman. The names and business addresses of the Directors and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under "Management of the Fund" in the Statement of Additional Information.

INVESTMENT MANAGER

    NB Management serves as the investment manager of the Fund. Subject to the general supervision of the Board of Directors, NB Management is responsible for managing the investment activities of the Fund and the Fund's business affairs and other administrative matters. NB Management is located at 605 Third Avenue, New York, New York 10158-0180.

    Continuing an asset management history that began in 1939, NB Management provides investment management and advisory services to several open-end investment company clients and to individuals investing in mutual funds. As of September 30, 2002, NB Management and its affiliates had approximately
$53.6 billion in assets under management.

    NB Management has retained Neuberger Berman to serve as sub-adviser to the Fund. See "Sub-Adviser" below. Neuberger Berman and NB Management are wholly-owned subsidiaries of Neuberger Berman Inc., a publicly-owned holding company, located at 605 Third Avenue, New York, New York 10158-3698.

    Theodore P. Giuliano, Thomas J. Brophy and Lori Canell have primary responsibility for the day-to-day portfolio management of the Fund.
Mr. Giuliano, a Vice President and Director of NB Management and a Managing Director of Neuberger Berman, is the manager of the Fixed Income Group of Neuberger Berman, which he helped establish in 1984. Mr. Brophy and Ms. Canell are Vice Presidents of NB Management. Mr. Brophy and Ms. Canell are also Managing Directors of Neuberger Berman. Mr. Brophy has been a portfolio manager and a credit analyst for Neuberger Berman since 1998. From 1997 to 1998, he was employed by Columbus Circle Investors, Inc. LP as a Vice President. Ms. Canell joined Neuberger Berman in 1995.

SUB-ADVISER

    NB Management has retained Neuberger Berman 605 Third Avenue, New York, New York 10158-3698, to serve as the Fund's sub-adviser, responsible for providing investment recommendations and research.

    NB Management (and not the Fund) will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services. Neuberger Berman also serves as sub-adviser for all of the open-end investment companies and the other closed-end investment companies managed by NB Management. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

MANAGEMENT AGREEMENT

    Pursuant to an investment management agreement between NB Management and the Fund (the "Management Agreement"), the Fund has agreed to pay NB Management a management fee payable on a monthly basis at the annual rate of .25% of the Fund's average daily total assets minus liabilities other than any aggregate indebtedness that may be entered into for purposes of leverage ("Managed Assets") for the services and facilities it provides. The liquidation preference of the AMPS is not a liability. Pursuant to an administration agreement between NB Management and the Fund, the Fund has agreed to pay NB Management an administration fee payable on a monthly basis at the annual rate of .30% of the Fund's average daily Managed Assets.

    In addition to the fees of NB Management, the Fund pays all other costs and expenses of its operations, including compensation of its Directors (other than those affiliated with NB Management), custodial expenses, transfer agency and dividend disbursing expenses, legal fees, expenses of independent auditors, expenses of repurchasing shares, expenses of issuing any AMPS, expenses of preparing, printing and distributing prospectuses, stockholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any.

    NB Management has contractually agreed to waive a portion of the management fees it is entitled to receive from the Fund in the amounts, and for the time periods, set forth below (covering commencement of the Fund's operations through October 31, 2011):

                                            PERCENTAGE WAIVED (ANNUAL RATE AS A       PERCENTAGE WAIVED (ANNUAL RATE AS A
                                          PERCENTAGE OF NET ASSETS ATTRIBUTABLE TO  PERCENTAGE OF NET ASSETS ATTRIBUTABLE TO
FISCAL PERIOD                                    COMMON SHARES--ASSUMING NO               COMMON SHARES--ASSUMING THE
ENDING OCTOBER 31,                            AMPS ARE ISSUED OR OUTSTANDING)                 ISSUANCE OF AMPS(2))
------------------                        ----------------------------------------  ----------------------------------------
2002(1).................................                              .25%                                      .40%
2003....................................                              .25%                                      .40%
2004....................................                              .25%                                      .40%
2005....................................                              .25%                                      .40%
2006....................................                              .25%                                      .40%
2007....................................                              .25%                                      .40%
2008....................................                              .20%                                      .32%
2009....................................                              .15%                                      .24%
2010....................................                              .10%                                      .16%
2011....................................                              .05%                                      .08%

-------------------

(1)  From the commencement of the Fund's operations.
(2) Assumes the issuance of AMPS in an amount equal to 38% of the Fund's net assets (after issuance).

    NB Management has not agreed to waive any portion of its fees beyond October 31, 2011.

    Because the fees received by NB Management are based on the Managed Assets of the Fund (including assets represented by AMPS and any leverage created thereby), NB Management has a financial incentive for the Fund to issue AMPS, which may create a conflict of interest between NB Management and the holders of the Fund's Common Shares.

                              DESCRIPTION OF AMPS

    The following is a brief description of the terms of the AMPS. This description does not purport to be complete and is subject to and qualified in its entirety by reference to the more detailed description of the AMPS in the Fund's Articles Supplementary, which is attached as Appendix A to the Statement of Additional Information.

GENERAL

    Under the Articles, the Fund is authorized to issue up to 1,000,000,000 shares of capital stock, all of it originally designated Common Shares. Pursuant to the Articles, the Board may classify or reclassify any unissued shares of capital stock without a stockholder vote into one or more classes of preferred or other stock. All AMPS will have a liquidation preference of $25,000 per share plus an amount equal to accumulated but unpaid dividends (whether or not earned or declared by the Fund, but excluding interest thereon).

    AMPS will rank on parity with shares of any other class or series of preferred stock of the Fund as to the payment of dividends and the distribution of assets upon liquidation. All AMPS carry one vote per share on all matters on which such shares are entitled to be voted. AMPS will, when issued, be fully paid and non-assessable and have no preemptive, exchange, conversion or cumulative voting rights.

DIVIDENDS AND RATE PERIODS


    GENERAL. The following is a general description of dividends and rate periods for the AMPS. The initial rate period for the Series A AMPS will be 35 days and the dividend rate for this period will be 1.20%. The initial rate period for the Series B AMPS will be 39 days and the initial dividend rate for this period will be 1.20%. Subsequent rate periods normally will be seven days for the Series A AMPS and 28 days for the Series B AMPS, and the dividend rate for each such period will be determined by auction. The Fund, subject to certain conditions, may change the length of subsequent rate periods, depending on its needs and NB Management's outlook for interest rates, by designating them as special rate periods. See "Designation of Special Rate Periods" below.


    DIVIDEND PAYMENT DATES. Dividends on AMPS will be payable, when, as and if declared by the Board, out of legally available funds in accordance with the Fund's Articles and applicable law. Dividend periods generally will begin on the first business day after an auction. If dividends are payable on a day that is not a business day, then dividends will generally be payable on the next day if such day is a business day, or as otherwise specified in the Articles Supplementary.

    Dividends will be paid through DTC on each dividend payment date. The dividend payment date will normally be the first business day after the dividend period ends. DTC, in accordance with its current procedures, is expected to distribute dividends received from the Auction Agent in same-day funds on each dividend payment date to agent members (members of DTC that will act on behalf of existing or potential Preferred Stockholders. These agent members are in turn expected to distribute such dividends to the persons for whom they are acting as agents. However, the current Broker-Dealer has indicated to the Fund that dividend payments will be available in same-day funds on each dividend payment date to customers that use a Broker-Dealer or a Broker-Dealer's designee as agent member.

    CALCULATION OF DIVIDEND PAYMENT. The Fund computes the amount of dividends per share payable on AMPS by multiplying the applicable rate in effect by a fraction. The numerator of this fraction will normally be the number of days in the dividend period or part thereof, and the denominator of the fraction will be 365 for any dividend period other than a special dividend period. This rate is multiplied by $25,000 to arrive at the dividends per share.

    Dividends on AMPS will accumulate from the date of original issue. For each dividend payment period after the initial rate period, the dividend will be the dividend rate determined at auction, except as described below. The dividend rate that results from an auction will not be greater than the maximum rate.

    The maximum applicable rate for any regular rate period will be the applicable percentage (set forth in the Applicable Percentage Payment Table below) of the reference rate (set forth in the Reference Rate Table below) for the applicable rate period. If notice of a special dividend period is delivered that specifies a maximum applicable rate for the special dividend period, the applicable percentage is determined on the day that the notice is delivered.

    The applicable percentage will be determined based on the lower of the credit rating or ratings assigned to the AMPS by Moody's or Fitch. If Moody's or Fitch or both shall not make such rating available, the rate shall be determined by reference to equivalent ratings issued by a substitute rating agency. As shown in the following table, the applicable percentage also depends on whether or not the Fund has notified the Auction Agent prior to the auction of the Fund's intent to allocate to such shares income that is taxable for federal income tax purposes.

                      APPLICABLE PERCENTAGE PAYMENT TABLE

                             CREDIT RATINGS
------------------------------------------------------------------------  APPLICABLE PERCENTAGE:  APPLICABLE PERCENTAGE:
              MOODY'S                               FITCH                    NO NOTIFICATION           NOTIFICATION
-----------------------------------  -----------------------------------  ----------------------  ----------------------
           Aa3 or higher                        AA- or higher                          110%                    150%
             A3 to A1                             A- to A+                             125%                    160%
           Baa3 to Baa1                         BBB- to BBB+                           150%                    250%
            Ba3 to Ba1                           BB- to BB+                            200%                    275%
             Below Ba3                            Below BB-                            250%                    300%

    The reference rate used to determine the maximum applicable rate generally varies depending on the length of the applicable rate period, as set forth in the Reference Rate Table below:

                                     REFERENCE RATE TABLE
----------------------------------------------------------------------------------------------
              RATE PERIOD                                     REFERENCE RATE
----------------------------------------    --------------------------------------------------
28 days or less                                       Greater of:
                                                   -  "AA" Composite Commercial Paper Rate
                                                   -  Taxable Equivalent of the Short-Term
                                                      Municipal Bond Rate
29 days to 182 days                                   "AA" Composite Commercial Paper Rate
183 days to 364 days                                  Treasury Bill Rate
365 days or more                                      Treasury Note Rate


    For a special rate period, the reference rate will be the higher of (1) the reference rate for a rate period equal in length to the rate period then ending or (2) the reference rate for a rate period equal in length to the special rate period then beginning, determined in each case as of the auction date for the new special rate period. Special provisions apply to a rate period following a special rate period of 28 days or more until the fund conducts an auction that attracts sufficient clearing bids.

    The "AA Composite Commercial Paper Rate" is as set forth in the table below:

                   AA COMPOSITE COMMERCIAL PAPER RATE TABLE.

  RATE PERIOD              SPECIAL RATE PERIOD               AA COMPOSITE COMMERCIAL PAPER RATE*
---------------  ----------------------------------------  ----------------------------------------
28 days or less  48 days or fewer                                        30-day rate
                 49 days to 69 days                                      60-day rate
                 70 days to 84 days                           Average of 60-day and 90-day rates
                 85 days to 98 days                                      90-day rate
                 99 days to 119 days                         Average of 90-day and 120-day rates
                 120 days to 140 days                                    120-day rate
                 141 days to 161 days                        Average of 120-day and 180-day rates
                 162 days to 182 days                                    180-day rate

-------------------

  *  Rates stated on a discount basis

    The AA Composite Commercial Paper Rate is the rate on commercial paper issued by corporations whose bonds are rated AA by S&P, as made available by the Federal Reserve Bank of New York. If the Federal Reserve Bank of New York does not make available any such rate, the rate shall be the average rate quoted on a discount basis to the Auction Agent at the close of business on the business day next preceding such date by commercial paper dealers designated by the Fund. If any commercial paper dealer does not quote a rate, the rate shall be determined by quotes provided by the remaining commercial paper dealers.


    "Taxable Equivalent of the Short-Term Municipal Bond Rate" means 90% of an amount equal to the per annum rate payable on taxable bonds in order for such rate, on an after-tax basis, to equal the per annum rate payable on tax-exempt bonds issued by "high grade" issuers as determined in accordance with the procedures set forth in the Articles Supplementary. The calculation excludes any bonds the interest on which constitutes a Tax Preference Item. The calculation of an after-tax rate uses the maximum marginal federal individual income tax rate applicable to ordinary income or the maximum marginal federal corporate income tax rate applicable to ordinary income, whichever is greater.


    Prior to each dividend payment date, the Fund is required to deposit with the Auction Agent sufficient funds for the payment of declared dividends. The failure to make such deposit will not result in the cancellation of any auction. The Fund does not intend to establish any reserves for the payment of dividends.

    In most cases, if an auction for AMPS is not held when scheduled, the dividend rate for the corresponding rate period will be the maximum applicable rate on the date the auction was scheduled to be held.

    GROSS-UP PAYMENTS. Preferred Stockholders are entitled to receive, when, as and if declared by the Board, out of funds legally available therefor in accordance with the Articles, including the Articles Supplementary, and applicable law, dividends in an amount equal to the aggregate Gross-up Payments (as defined below) in accordance with the following:

    If, in the case of any special rate period of more than 28 rate period days, the Fund makes a Taxable Allocation to a dividend paid on AMPS without having given advance notice thereof to the Auction Agent, the Fund shall, prior to the end of the calendar year in which such dividend was paid, provide notice thereof to the Auction Agent and direct the Fund's dividend disbursing agent to send such notice with a Gross-up Payment to each holder of shares that was entitled to such dividend payment during such calendar year at such holder's address as the same appears or last appeared on the stock books of the Fund.

    If, in the case of any minimum rate period or any special rate period of 28 rate period days or fewer, the Fund allocates any net capital gain or other income taxable for federal income tax purposes to a dividend paid on AMPS without having given advance notice thereof to the Auction Agent as described below under "The Auction--Auction Procedures" (a "Taxable Allocation") solely by reason of the fact that such allocation is made retroactively as a result of the redemption of all or a portion of the outstanding AMPS or the liquidation of the Fund, the Fund will, prior to the end of the calendar year in which such dividend was paid, provide notice thereof to the Auction Agent and direct the Fund's dividend disbursing agent to send such notice with a Gross-up Payment to each holder of shares (initially Cede & Co., as nominee of DTC) that was entitled to such dividend payment during such calendar year at such holder's address as the same appears or last appeared on the stock books of the Fund.

    A "Gross-up Payment" means payment to a Preferred Stockholder of an amount which, when taken together with the aggregate amount of Taxable Allocations made to such holder to which such Gross-up Payment relates, would cause such holder's dividends in dollars (after federal income tax consequences) from the aggregate of such Taxable Allocations and the related Gross-up Payment to be equal to the dollar amount of the dividends which would have been received by such holder if the amount of the aggregate Taxable Allocations would have been excludable from the gross income of such holder for federal income tax purposes. Such Gross-up Payment shall be calculated: (a) without consideration being given to the time value of money; (b) assuming that dividends received from the Fund are not a Tax Preference Item for any holder of AMPS; and (c) assuming that each Taxable Allocation and each Gross-up Payment (except to the extent such Gross-up Payment is designated as an exempt-interest dividend under section 852(b)(5) of the Internal Revenue Code of 1986, as amended (the "Code")) would be taxable in the hands of each holder of AMPS at the maximum marginal federal income tax rate applicable to ordinary income, or net capital gain, as applicable, or the maximum marginal federal corporate income tax rate applicable to ordinary income or net capital gain, as applicable, whichever is greater, in effect at the time such Gross-up Payment is made.

    RESTRICTION ON DIVIDENDS AND OTHER DISTRIBUTIONS. While any of the AMPS are outstanding, the Fund generally may not declare, pay or set apart for payment, any dividend or other distribution in respect of its Common Shares (other than in additional Common Shares or rights to purchase Common Shares) or repurchase any of its Common Shares (except by conversion into or exchange for shares of the Fund ranking junior to the AMPS as to the payment of dividends and the distribution of assets upon liquidation) unless each of the following conditions has been satisfied:

    - In the case of the Moody's coverage requirements, immediately after such transaction, the aggregate Moody's discounted value (I.E., the aggregate value of the Fund's portfolio discounted according to Moody's criteria) would be equal to or greater than the Preferred Shares Basic Maintenance Amount (I.E., the amount necessary to pay all outstanding obligations of the Fund with respect to the AMPS, any preferred stock outstanding, expenses for the next 90 days and any other liabilities of the Fund) (see "Rating Agency Guidelines and Asset Coverage" below);

    - In the case of Fitch's coverage requirements, immediately after such transaction, the aggregate Fitch discounted value (I.E., the aggregate value of the Fund's portfolio discounted according to Fitch criteria) would be equal to or greater than the Preferred Shares Basic Maintenance Amount.

    - Immediately after such transaction, the 1940 Act Preferred Shares Asset Coverage (as defined in this prospectus under "Rating Agency Guidelines and Asset Coverage" below) is met;

    - Full cumulative dividends on the AMPS due on or prior to the date of the transaction have been declared and paid or shall have been declared and sufficient funds for the payment thereof deposited with the Auction Agent; and

    - The Fund has redeemed the full number of AMPS required to be redeemed by any provision for mandatory redemption contained in the Articles Supplementary.

    The Fund generally will not declare, pay or set apart for payment any dividend on any shares of the Fund ranking as to the payment of dividends on a parity with AMPS unless the Fund has declared and paid or contemporaneously declares and pays full cumulative dividends on the AMPS through its most recent dividend payment date. However, when the Fund has not paid dividends in full on the AMPS through the most recent dividend payment date or upon any shares of the Fund ranking, as to the payment of dividends, on a parity with AMPS through their most recent respective dividend payment dates, the amount of dividends declared per share on AMPS and such other class or series of shares will in all cases bear to each other the same ratio that accumulated dividends per share on the AMPS and such other class or series of shares bear to each other.

    DESIGNATION OF SPECIAL RATE PERIODS. The Fund, in certain circumstances, may designate any succeeding subsequent rate period as a special rate period consisting of a specified number of rate period days evenly divisible by seven, subject to certain adjustments. A designation of a special rate period shall be effective only if, among other things, (a) the Fund shall have given certain notices to the Auction Agent, which will include a report showing that, as of the third business day next preceding the proposed special rate period, the Moody's discounted value and Fitch discounted value, as applicable, at least equal the Preferred Shares Basic Maintenance Amount (b) an Auction shall have been held on the auction date immediately preceding the first day of such proposed special rate period and sufficient clearing bids shall have existed in such Auction and (c) if the Fund shall have mailed a notice of redemption with respect to any AMPS, the redemption price with respect to such shares shall have been deposited with the Auction Agent. In addition, full cumulative dividends, any amounts due with respect to mandatory redemptions and any additional dividends payable prior to such date must be paid in full or deposited with the Auction Agent. The Fund also must have portfolio securities with a discounted value at least equal to the Preferred Shares Basic Maintenance Amount. The Fund will give holders of AMPS notice of a special rate period as provided in the Articles Supplementary.

REDEMPTION

    MANDATORY REDEMPTION. In the event the Fund does not timely cure a failure to maintain (a) a discounted value of its portfolio equal to the Preferred Shares Basic Maintenance Amount in accordance with the requirements of the rating agency or agencies then rating AMPS, or (b) the 1940 Act Preferred Shares Asset Coverage, AMPS will be subject to mandatory redemption on a date specified by the Board out of funds legally available therefor in accordance with the Articles, including the Articles Supplementary, and applicable law, at the redemption price of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared by the Fund, but excluding interest thereon) to (but not including) the date fixed for redemption. Any such redemption will be limited to the number of AMPS necessary to restore the required discounted value or the 1940 Act Preferred Shares Asset Coverage, as the case may be.


    In determining the number of AMPS required to be redeemed in accordance with the foregoing, the Fund will allocate the number of shares required to be redeemed to satisfy the Preferred Shares Basic Maintenance Amount or the 1940 Act Preferred Shares Asset Coverage, as the case may be, pro rata among the AMPS of the Fund and any other preferred stock of the Fund subject to redemption or retirement. If fewer than all outstanding shares of any series are, as a result, to be redeemed, the Fund may redeem such shares pro rata from the holders in proportion to their holdings, or by other method that it deems fair and equitable.

    OPTIONAL REDEMPTION. The Fund, at its option, may redeem shares of each series of AMPS, in whole or in part, out of funds legally available therefore. Any optional redemption will occur on the second business day preceding a dividend payment date at the optional redemption price per share of $25,000 per share, plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared by the Fund, but excluding interest thereon) to (but not including) the date fixed for redemption plus the premium, if any, specified in a special redemption provision. No AMPS may be redeemed if the redemption would cause the Fund to violate the 1940 Act or applicable law. In addition, Preferred Stockholders may be entitled to receive additional dividends if the redemption causes the Fund to make a retroactive Taxable Allocation without having given advance notice to the Auction Agent. AMPS of a series may not be redeemed in part if fewer than 250 shares of that series would remain outstanding after the redemption. The Fund has the authority to redeem the AMPS for any reason. See the Articles Supplementary, attached as Appendix A to the Statement of Additional Information, for a complete listing of the circumstances in which the Fund must redeem AMPS.


LIQUIDATION

    Subject to the rights of holders of any series or class or classes of shares ranking on a parity with AMPS with respect to the distribution of assets upon liquidation of the Fund, upon a liquidation of the Fund, whether voluntary or involuntary, the holders of AMPS then outstanding will be entitled to receive and to be paid out of the assets of the Fund available for distribution to its stockholders, before any payment or distribution is made on the Common Shares, an amount equal to the liquidation preference with respect to such shares ($25,000 per share), plus an amount equal to all dividends thereon (whether or not earned or declared by the Fund, but excluding interest thereon) accumulated but unpaid to (but not including) the date of final distribution in same-day funds in connection with the liquidation of the Fund, together with any applicable Gross-up Payments in connection with the liquidation of the Fund. After the payment to the holders of AMPS of the full preferential amounts provided for as described herein, the holders of AMPS as such shall have no right or claim to any of the remaining assets of the Fund.

    Neither the sale of all or substantially all the property or business of the Fund, nor the merger or consolidation of the Fund into or with any other corporation nor the merger or consolidation of any other corporation into or with the Fund, shall be a liquidation, whether voluntary or involuntary, for the purposes of the foregoing paragraph.

RATING AGENCY GUIDELINES AND ASSET COVERAGE

    The Fund is required under Moody's and Fitch guidelines to maintain assets having in the aggregate a discounted value at least equal to the Preferred Shares Basic Maintenance Amount. (The discounted value of an asset (other than cash and cash equivalents) is a specified percentage of its full value; the concept is intended to provide increased assurance of adequate asset coverage in the face of expected or unexpected fluctuation in the value of the assets.) Moody's and Fitch have each established separate guidelines for determining discounted value. To the extent any particular portfolio holding does not satisfy the applicable rating agency's guidelines, all or a portion of such holding's value will not be included in the calculation of discounted value (as defined by such rating agency). The Moody's and Fitch guidelines impose certain diversification requirements on the Fund's portfolio. Other than as needed to meet the asset coverage tests, the Moody's and Fitch guidelines do not impose any limitations on the percentage of the Fund's assets that may be invested in holdings not eligible for inclusion in the calculation of the Discounted Value of the Fund's portfolio. The amount of ineligible assets included in the portfolio at any time may vary depending upon the rating, diversification and other characteristics of the eligible assets included in the portfolio. The Preferred Shares Basic Maintenance Amount includes the sum of (a) the aggregate liquidation preference of AMPS then outstanding and (b) certain accrued and projected dividend and other payment obligations of the Fund.

    The Fund is also required under the 1940 Act to maintain the 1940 Act Preferred Shares Asset Coverage. The Fund's 1940 Act Preferred Shares Asset Coverage is tested as of the last business day of each month in which any senior equity securities are outstanding. The minimum required 1940 Act Preferred Shares Asset Coverage amount of 200% may be increased or decreased if the 1940 Act is amended. Based on the composition of the portfolio of the Fund and market conditions as of November 30, 2002, the 1940 Act Preferred Shares Asset Coverage with respect to all of the Fund's preferred stock, assuming the issuance on that date of all AMPS offered hereby and giving effect to the deduction of related sales load and related offering costs estimated at $2,139,000 would have been computed as follows:

  Value of Fund assets less
         liabilities
   not constituting senior
          securities            =  $469,611,691 =  262%
------------------------------     -----------
Senior securities representing     $179,400,000
         indebtedness
             plus
liquidation value of the AMPS

    In the event the Fund does not timely cure a failure to maintain (a) a discounted value of its portfolio at least equal to the Preferred Shares Basic Maintenance Amount or (b) the 1940 Act Preferred Shares Asset Coverage, in each case in accordance with the requirements of the rating agency or agencies then rating AMPS, the Fund will be required to redeem AMPS as described under "Redemption--Mandatory Redemption" above.

    The Fund may, but is not required to, adopt any modifications to the guidelines that may hereafter be established by Moody's or Fitch. Failure to adopt any such modifications, however, may result in a change in the ratings described above or a withdrawal of ratings altogether. In addition, any rating agency providing a rating for AMPS may, at any time, change or withdraw any such rating. The Board may, without stockholder approval, amend, alter or repeal any or all of the definitions and related provisions which have been adopted by the Fund pursuant to the rating agency guidelines in the event the Fund receives written confirmation from Moody's or Fitch, or both, as appropriate, that any such amendment, alteration or repeal would not impair the ratings then assigned by Moody's and Fitch to AMPS.

    As described by Moody's and Fitch, a preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock obligations. The ratings on the AMPS are not recommendations to purchase, hold or sell those shares, inasmuch as the ratings do not comment as to market price or suitability for a particular investor. The rating agency guidelines described above also do not address the likelihood that an owner of AMPS will be able to sell such shares in an auction or otherwise. The ratings are based on current information furnished to Moody's and Fitch by the Fund and NB Management and information obtained from other sources. The ratings may be changed, suspended or withdrawn as a result of changes in, or the unavailability of, such information. The Common Stock has not been rated by an NRSRO.

    A rating agency's guidelines will apply to AMPS only so long as such rating agency is rating such shares. The Fund will pay certain fees to Moody's or Fitch, or both, for rating AMPS.

VOTING RIGHTS

    Except as otherwise provided in this prospectus and in the Statement of Additional Information, in the Articles, including the Articles Supplementary, or as otherwise required by law, holders of AMPS will have equal voting rights with holders of shares of Common Stock and holders of any other shares of preferred stock of the Fund (one vote per share) and will vote together with holders of shares of Common Stock and holders of any other shares of preferred stock of the Fund as a single class.

    Holders of outstanding AMPS, voting as a separate class, are entitled at all times to elect two of the Fund's Directors. The remaining Directors normally are elected by holders of Common Shares and preferred stock, including AMPS, voting together as a single class. If at any time dividends (whether or not earned or declared by the Fund, but excluding interest thereon) on outstanding preferred stock, including AMPS, shall be due and unpaid in an amount equal to two full years' dividends thereon, and sufficient cash or specified securities shall not have been deposited with the Auction Agent for the payment of such dividends, then, as the sole remedy of holders of outstanding AMPS, the number of Directors constituting the Board shall be increased by the smallest number that, when added to the two Directors elected exclusively by the holders of AMPS, as described above, would constitute a majority of the Board as so increased by such smallest number, and at a special meeting of stockholders which will be called and held as soon as practicable, and at all subsequent meetings at which Directors are to be elected, the holders of AMPS, voting as a separate class, will be entitled to elect the smallest number of additional Directors that, together with the two Directors which such holders will be in any event entitled to elect, constitutes a majority of the total number of Directors of the Fund as so increased. The terms of office of the persons who are Directors at the time of that election will continue. If the Fund thereafter shall pay, or declare and set apart for payment, in full, all dividends payable on all outstanding AMPS, the voting rights stated in the second preceding sentence shall cease, and the terms of office of all of the additional Directors elected by the holders of AMPS (but not of the Directors with respect to whose election the holders of shares of Common Stock were entitled to vote or the two Directors the holders of AMPS have the right to elect in any event), will terminate automatically.

    So long as any AMPS are outstanding, the Fund will not, without the affirmative vote or consent of the holders of at least a majority of AMPS outstanding at the time (voting together as a separate class):

    (a) authorize, create or issue, or increase the authorized or issued amount of, any class or series of shares ranking prior to or on a parity with the AMPS with respect to payment of dividends or the distribution of assets on dissolution, liquidation or winding up the affairs of the Fund, or authorize, create or issue additional shares of any series of AMPS or any other preferred stock, unless, in the case of preferred stock on a parity with the AMPS, the Fund obtains confirmation from Moody's (if Moody's is then rating the AMPS), Fitch (if Fitch is then rating the AMPS) or any substitute rating agency (if any such substitute rating agency is then rating the AMPS) that the issuance of such a class or series would not impair the rating then assigned by such rating agency to the AMPS and the Fund continues to comply with Section 13 of the 1940 Act, the 1940 Act Preferred Shares Asset Coverage requirements and the Preferred Shares Basic Maintenance Amount requirements, in which case the vote or consent of the holders of the AMPS is not required;

    (b) amend, alter or repeal the provisions of the Articles, including the Articles Supplementary, by merger, consolidation or otherwise, so as to adversely affect any preference, right or power of the AMPS or holders of AMPS; provided, however, that (i) none of the actions permitted by the exception to
(a) above will be deemed to affect such preferences, rights or powers, (ii) a division of AMPS will be deemed to affect such preferences, rights or powers only if the terms of such division adversely affect the holders of AMPS and
(iii) the authorization, creation and issuance of classes or series of shares ranking junior to the AMPS with respect to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund will be deemed to affect such preferences, rights or powers only if Moody's or Fitch is then rating the AMPS and such issuance would, at the time thereof, cause the Fund not to satisfy the 1940 Act Preferred Shares Asset Coverage or the Preferred Shares Basic Maintenance Amount;


    (c) authorize the Fund's conversion from a closed-end to an open-end investment company; or

    (d) approve any reorganization (as such term is used in the 1940 Act) adversely affecting the AMPS.


    So long as any AMPS are outstanding, the Fund shall not, without the affirmative vote or consent of the holders of at least a majority of the AMPS outstanding at the time, in person or by proxy, either in writing or at a meeting, voting as a separate class, file a voluntary application for relief under federal bankruptcy law or any similar application under state law for so long as the Fund is solvent and does not foresee becoming insolvent.


    The Fund will not approve any of the actions set forth in (a) or (b) above which adversely affects the rights expressly set forth in the Articles, including the Articles Supplementary, of a holder of shares of a series of preferred stock differently than those of a holder of shares of any other series of preferred stock without the affirmative vote or consent of the holders of at least a majority of the shares of each series adversely affected. Even with such a vote, some of the actions set forth in (a) or (b) above may not be permitted under the 1940 Act. Unless a higher percentage is provided for under the Articles, including the Articles Supplementary, the affirmative vote of the holders of a majority of the outstanding AMPS, voting together as a single class, will be required to approve any plan of reorganization (including bankruptcy proceedings) adversely affecting such shares or any action requiring a vote of security holders under Section 13(a) of the 1940 Act. Under the 1940 Act, the vote of a majority of the outstanding AMPS means the affirmative vote of the lesser of (a) 67% or more of the outstanding AMPS present at a meeting of Preferred Stockholders or represented by proxy if the holders of more than 50% of the outstanding AMPS are present or represented by proxy or (b) more than 50% of the outstanding AMPS. However, to the extent permitted by the Articles, including the Articles Supplementary, no vote of holders of Common Shares, either separately or together with holders of AMPS as a single class, is necessary to take the actions contemplated by (a) and (b) above. The holders of Common Shares may not be entitled to vote in respect of certain matters contemplated by (a) or (b) above the action would adversely affect the contract rights of the holders of Common Shares expressly set forth in the Articles.


    The foregoing voting provisions will not apply with respect to AMPS if, at or prior to the time when a vote is required, such shares shall have been
(i) redeemed or (ii) called for redemption and sufficient funds shall have been deposited in trust to effect such redemption.

                                  THE AUCTION

GENERAL

    The Articles Supplementary provide that, except as otherwise described herein, the applicable dividend rate for AMPS for each rate period after the initial rate period shall be equal to the rate per annum that the Auction Agent advises has resulted on the business day preceding the first day of such subsequent rate period (an "auction date") from implementation of the auction procedures (the "Auction Procedures") set forth in the Articles Supplementary and summarized below, in which persons determine to hold or offer to sell or, based on dividend rates bid by them, offer to purchase or sell AMPS. Each periodic implementation of the Auction Procedures is referred to herein as an "auction." See the Articles Supplementary for a more complete description of the auction process.

    AUCTION AGENCY AGREEMENT. The Fund will enter into an Auction Agency Agreement (the "Auction Agency Agreement") with the Auction Agent (currently, The Bank of New York) that provides, among other things, that the Auction Agent will follow the Auction Procedures for purposes of determining the Applicable Rate for AMPS so long as the Applicable Rate is to be based on the results of an auction.

    The Auction Agent may terminate the Auction Agency Agreement upon notice to the Fund on a date no earlier than 60 days after such notice. If the Auction Agent should resign, the Fund will use its best efforts to enter into an agreement with a successor Auction Agent containing substantially the same terms and conditions as the Auction Agency Agreement. The Fund may remove the Auction Agent provided that prior to such removal the Fund shall have entered into such an agreement with a successor Auction Agent.

    BROKER-DEALER AGREEMENTS. Each auction requires the participation of one or more Broker-Dealers. The Auction Agent will enter into agreements (collectively, the "Broker-Dealer Agreements") with one or more Broker-Dealers selected by the Fund, which provide for the participation of those Broker-Dealers in auctions for AMPS.

    The Auction Agent will pay to each Broker-Dealer after each auction, from funds provided by the Fund, a service charge at the annual rate of 1/4 of 1%, for any auction preceding a rate period of less than one year, or a percentage agreed to by the Fund and the Broker-Dealer, for any auction preceding a period of more than one year, of the liquidation preference ($25,000 per share) of the AMPS held by a Broker-Dealer's customer upon settlement in the auction.

    The Fund may request the Auction Agent to terminate one or more Broker-Dealer Agreements at any time, provided that at least one Broker-Dealer Agreement is in effect after such termination.

AUCTION PROCEDURES

    Prior to the submission deadline on each auction date for AMPS, each customer of a Broker-Dealer who is listed on the records of that Broker-Dealer (or, if applicable, the Auction Agent) as a holder of AMPS (a "Beneficial Owner") may submit orders ("Orders") with respect to such AMPS to that Broker-Dealer as follows:

    - Hold Order--indicating its desire to hold such shares without regard to the applicable rate for the next dividend period.

    - Bid--indicating its desire to sell such shares at $25,000 per share if the applicable rate for the next dividend period thereof is less than the rate specified in such bid.

    - Sell Order--indicating its desire to sell such shares at $25,000 per share without regard to the applicable rate for the next dividend period thereof.

    A beneficial owner may submit different types of orders to its Broker-Dealer with respect to different shares of a series of AMPS then held by the beneficial owner. A beneficial owner for shares of such series that submits its bid with respect to shares of such series to its Broker-Dealer having a rate higher than the maximum applicable rate for shares of such series on the auction date will be treated as having submitted a sell order to its Broker-Dealer. A beneficial owner of shares of such series that fails to submit an order to its Broker-Dealer with respect to such shares will ordinarily be deemed to have submitted a hold order with respect to such shares of such series to its Broker-Dealer. However, if a beneficial owner of shares of such series fails to submit an order with respect to such shares of such series to its Broker-Dealer for an auction relating to a dividend period of more than 28 days, such beneficial owner will be deemed to have submitted a sell order to its Broker-Dealer. A sell order constitutes an irrevocable offer to sell the AMPS subject to the sell order. A beneficial owner that offers to become the beneficial owner of additional AMPS is, for purposes of such offer, a potential holder as discussed below.

    A potential holder is either a customer of a Broker-Dealer that is not a beneficial owner of a series of AMPS but that wishes to purchase shares of such series or that is a beneficial owner of shares of such series that wishes to purchase additional shares of such series. A potential holder may submit bids to its Broker-Dealer in which it offers to purchase shares of such series at $25,000 per share if the applicable rate for shares of such series for the next dividend period is not less than the specified rate in such bid. A bid placed by a potential holder of shares of such series specifying a rate higher than the maximum rate for shares of such series on the auction date will not be accepted.

    The Broker-Dealers in turn will submit the orders of their respective customers who are beneficial owners and potential holders to the Auction Agent. They will designate themselves (unless otherwise permitted by the Fund) as existing holders of shares subject to orders submitted or deemed submitted to them by beneficial owners. They will designate themselves as potential holders of shares subject to orders submitted to them by potential holders. However, neither the Fund nor the Auction Agent will be responsible for a Broker-Dealer's failure to comply with these procedures. Any order placed with the Auction Agent by a Broker-Dealer as or on behalf of an existing holder or a potential holder will be treated the same way as an order placed with a Broker-Dealer by a beneficial owner or potential holder. Similarly, any failure by a Broker-Dealer to submit to the Auction Agent an order for any AMPS held by it or customers who are beneficial owners will be treated as a beneficial owner's failure to submit to its Broker-Dealer an order in respect of AMPS held by it. A Broker-Dealer may also submit orders to the Auction Agent for its own account as an existing holder or potential holder, provided it is not an affiliate of the Fund.

    There are sufficient clearing bids for shares of a series in an auction if the number of shares of such series subject to bids submitted or deemed submitted to the Auction Agent by Broker-Dealers for potential holders with rates or spreads equal to or lower than the maximum applicable rate for such series is at least equal to or exceeds the sum of the number of shares of such series subject to sell orders and the number of shares of such series subject to bids specifying rates or spreads higher than the maximum applicable rate for such series submitted or deemed submitted to the Auction Agent by Broker-Dealers for existing holders of such series. If there are sufficient clearing bids for shares of a series, the applicable rate for shares of such series for the next succeeding dividend period thereof will be the lowest rate specified in the submitted bids which, taking into account such rate and all lower rates bid by Broker-Dealers as or on behalf of existing holders and potential holders, would result in existing holders and potential holders owning all the shares of such series available for purchase in the auction.


    If there are not sufficient clearing bids for shares of such series, the applicable rate for the next dividend period will be the maximum rate on the auction date. However, if the Fund has declared a special rate period and there are not sufficient clearing bids, the election of a special rate period will not be effective. If there are not sufficient clearing bids, beneficial owners of AMPS that have submitted or are deemed to have submitted sell orders may not be able to sell in the auction all shares subject to such sell orders. If all of the applicable outstanding AMPS are the subject of submitted hold orders, then the rate period following the auction will automatically be the same length as the preceding rate period and the applicable rate for the next rate period will be a rate determined on the basis of current market rates, as indicated in the Articles Supplementary, appropriate to the length of the rate period in question.


    The auction procedures include a pro rata allocation of shares for purchase and sale which may result in an existing holder continuing to hold or selling, or a potential holder purchasing, a number of shares of a series of AMPS that is different than the number of shares of such series specified in its order. To the extent the allocation procedures have that result, Broker-Dealers that have designated themselves as existing holders or potential holders in respect of customer orders will be required to make appropriate pro rata allocations among their respective customers.

    Settlement of purchases and sales will be made on the next business day (which is also a dividend payment date) after the auction date through DTC. Purchasers will make payment through their Agent Members in same day funds to DTC against delivery to their respective Agent Members. DTC will make payment to the sellers' Agent Members in accordance with DTC's normal procedures, which now provide for payment against delivery by their Agent Members in same day funds.

    The auctions for Series A AMPS will normally be held every seven days, and each subsequent rate period will normally begin on the following business day. The auctions for Series B AMPS will normally be held every 28 days, and each subsequent rate period will normally begin on the following business day.

    Whenever the Fund intends to include any net capital gain or other income taxable for federal income tax purposes in any dividend on AMPS, the Fund shall, in the case of minimum rate periods or special rate periods of 28 rate period days or fewer, and may, in the case of any other special rate period, notify the Auction Agent of the amount to be so included not later than the dividend payment date next preceding the auction date on which the Applicable Rate for such dividend is to be established. Whenever the Auction Agent receives such notice from the Fund, it will be required in turn to notify each Broker-Dealer, who, on or prior to such auction date, in accordance with its Broker-Dealer Agreement, will be required to notify its customers who are Beneficial Owners and Potential Beneficial Owners believed by it to be interested in submitting an Order in the auction to be held on such auction date.


    If an auction date is not a business day because the New York Stock Exchange is closed for business for more than three consecutive business days due to an act of God, natural disaster, act of war, civil or military disturbance, act of terrorism, sabotage, riots or a loss or malfunction of utilities or communications services, or the Auction Agent is not able to conduct an auction in accordance with the Auction Procedures for any such reason, then the Auction Rate for the next dividend period will be the Auction Rate determined on the previous auction date.



    If a dividend payment date is not a business day because the New York Stock Exchange is closed for more than three consecutive business days due to an act of God, natural disaster, act of war, civil or military disturbance, act of terrorism, sabotage, riots or a loss or malfunction of utilities or communications services, or the dividend payable on such date can not be paid for any such reason, then:


    - the dividend payment date for the affected dividend period will be the next business day on which the Fund and its paying agent, if any, can pay the dividend;

    - the affected dividend period will end on the day it otherwise would have ended; and

    - the next dividend period will begin and end on the dates on which it otherwise would have begun and ended.

    The following is a simplified example of how a typical auction works. Assume that the Fund has 1,000 outstanding AMPS of either series and three current holders. The three current holders and three potential holders submit orders through broker-dealers at the auction:

Current Holder A........................  Owns 500 shares, wants to sell all 500    Bid order of 4.1% rate for all 500
                                          shares if auction rate is less than 4.1%  shares
Current Holder B........................  Owns 300 shares, wants to hold            Hold order--will take the auction rate
Current Holder C........................  Owns 200 shares, wants to sell all 200    Bid order of 3.9% rate for all 200
                                          shares if auction rate is less than 3.9%  shares
Potential Holder D......................  Wants to buy 200 shares                   Places order to buy at or above 4.0%
Potential Holder E......................  Wants to buy 300 shares                   Places order to buy at or above 3.9%
Potential Holder F......................  Wants to buy 200 shares                   Places order to buy at or above 4.1%

    The lowest dividend rate that will result in all 1,000 AMPS continuing to be held is 4.0% (the offer by D). Therefore, the dividend rate will be 4.0%. Current holders B and C will continue to own their shares. Current holder A will sell its shares because A's dividend rate bid was higher than the dividend rate. Potential holder D will buy 200 shares and potential holder E will buy 300 shares because their bid rates were at or below the dividend rate. Potential holder F will not buy any shares because its bid rate was above the dividend rate.

SECONDARY MARKET TRADING AND TRANSFER OF AMPS

    The Broker-Dealer may maintain a secondary trading market in AMPS outside of auctions, but are not obligated to do so, and may discontinue such activity at any time. There can be no assurance that such secondary trading market in AMPS will provide owners with liquidity of investment. AMPS are not registered on any stock exchange or on the Nasdaq Stock Market.

    Investors who purchase shares in an auction (particularly if the Fund has declared a special rate period) should note that because the dividend rate on such shares will be fixed for the length of such rate period, the value of the shares may fluctuate in response to changes in interest rates, and may be more or less than their original cost if sold on the open market in advance of the next auction, depending upon market conditions.

    A Beneficial Owner or an Existing Holder may sell, transfer or otherwise dispose of AMPS only in whole shares and only (1) pursuant to a Bid or Sell Order placed with the Auction Agent in accordance with the Auction Procedures,
(2) to a Broker-Dealer or (3) to such other persons as may be permitted by the Fund; provided, however, that (a) a sale, transfer or other disposition of AMPS from a customer of a Broker-Dealer who is listed on the records of that Broker-Dealer as the holder of such shares to that Broker-Dealer or another customer of that Broker-Dealer shall not be deemed to be a sale, transfer or other disposition for purposes of the foregoing if such Broker-Dealer remains the Existing Holder of the shares so sold, transferred or disposed of immediately after such sale, transfer or disposition and (b) in the case of all transfers other than pursuant to auctions, the Broker-Dealer (or other person, if permitted by the Fund) to whom such transfer is made shall advise the Auction Agent of such transfer.

                          DESCRIPTION OF COMMON SHARES

    The Articles authorize the issuance of one billion (1,000,000,000) shares of capital stock. The Fund has issued 20,681,981 Common Shares with a par value of $.0001 per share. All Common Shares have equal rights with all other Common Shares to the payment of dividends and the distribution of assets upon liquidation. The Common Shares are fully paid and non-assessable and have no pre-emptive or conversion rights or rights to cumulative voting. Whenever AMPS are outstanding, Common Stockholders will not be entitled to receive any distributions from the Fund unless all accrued dividends on AMPS have been paid, and unless asset coverage (as defined in the 1940 Act) with respect to AMPS would be at least 200% after giving effect to the distributions. See "Description of AMPS" above.

    The Common Shares are listed on the American Stock Exchange. The Fund intends to hold annual meetings of stockholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing.

    Unlike open-end funds, closed-end funds like the Fund do not continuously offer shares and do not provide daily redemptions. Rather, if a stockholder determines to buy additional Common Shares or sell shares already held, the stockholder may do so by trading on the exchange through a broker or otherwise. Shares of closed-end investment companies may frequently trade on an exchange at prices lower than net asset value. The Fund's Articles limit the ability of the Fund to convert to open-end status. See "Anti-takeover and Other Provisions in the Articles of Incorporation."

      ANTI-TAKEOVER AND OTHER PROVISIONS IN THE ARTICLES OF INCORPORATION

    The Articles and the Fund's Bylaws include provisions that could limit the ability of other entities or persons to acquire control of the Fund, to cause it to engage in certain transactions or to modify its structure.

    The Articles require a vote by holders of at least 75% of the Fund's Board and at least 75% of the shares of the Fund's capital stock outstanding and entitled to vote, except as described below, to authorize (1) the Fund's conversion from a closed-end to an open-end investment company; (2) any merger or consolidation or share exchange of the Fund with or into any other company;
(3) the dissolution or liquidation of the Fund; (4) any sale, lease, or exchange of all or substantially all of the Fund's assets to any Principal Stockholder (as defined below); (5) a change in the nature of the business of the Fund so that it would cease to be an investment company registered under the 1940 Act;
(6) with certain exceptions, the issuance of any securities of the Fund to any Principal Stockholder for cash; or (7) any transfer by the Fund of any securities of the Fund to any Principal Stockholder in exchange for cash, securities or other property having an aggregate fair market value of $1,000,000 or more; provided, with respect to (1) through (5), if such action has been authorized by the affirmative vote of a majority of the entire Board, including a majority of the Directors who are not "interested persons," of the Fund, as defined in the 1940 Act ("Independent Directors"), then the affirmative vote of the holders of only a majority of the Fund's shares of capital stock outstanding and entitled to vote at the time is required; and provided, further, with respect to (6) and (7), if such transaction has been authorized by the affirmative vote of a majority of the entire Board, including a majority of the Independent Directors, no stockholder vote is required to authorize such action. The term "Principal Stockholder" means any person, entity or group that holds, directly or indirectly, more than 5% of the outstanding shares of the Fund, and includes any associates or affiliates of such person or entity or of any member of the group. None of the foregoing provisions may be amended except by the vote of at least 75% of the outstanding shares of capital stock of the Fund outstanding and entitled to vote thereon. The percentage vote required under these provisions is higher than that required under Maryland law or by the 1940 Act. The Board believes that the provisions of the Articles relating to such a higher vote are in the best interest of the Fund and its stockholders. Even if agreed to by the Fund, certain of the transactions described above may be prohibited by the 1940 Act. As noted above, AMPS vote together with Common Shares on all matters. The 1940 Act also requires approval of a majority of the outstanding AMPS for any conversion from a closed-end to an open-end investment company. As the 1940 Act also prohibits doing indirectly what cannot be done directly, a vote of the AMPS may be required to effect some of the other transactions described above if the effective result would be conversion of the Fund from a closed-end to an open-end structure.

    The Board is classified into three classes, each with a term of three years with only one class of Directors standing for election in any year. Such classification may prevent replacement of a majority of the Directors for up to a two-year period. Directors may be removed from office only for cause and only by vote of at least 75% of the shares entitled to be voted for such Director in an election of Directors.

    Reference should be made to the Articles on file with the Securities and Exchange Commission for the full text of these provisions. See the Statement of Additional Information under "Certain Provisions in the Articles of Incorporation" for a discussion of the voting requirements applicable to certain other transactions.

    REPURCHASE OF COMMON SHARES; TENDER OFFERS; CONVERSION TO OPEN-END FUND

    The Fund is a closed-end investment company and as such its stockholders will not have the right to cause the Fund to redeem or repurchase their shares. Instead, the Common Shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), net asset value, call protection, dividend stability, portfolio credit quality, relative demand for and supply of such shares in the market, general market and economic conditions and other factors. Shares of a closed-end investment company may frequently trade at prices lower than net asset value. The Fund's Board of Directors regularly monitors the relationship between the market price and net asset value of the Common Shares. If the Common Shares were to trade at a substantial discount to net asset value for an extended period of time, the Board may consider the repurchase of its Common Shares on the open market or in private transactions, the making of a tender offer for such shares, or the conversion of the Fund to an open-end investment company. The Fund cannot assure you that its Board of Directors will decide to take or propose any of these actions, or that share repurchases or tender offers will actually reduce market discount. Any determination to repurchase Common Shares would reduce the asset coverage for the AMPS and might make it necessary or desirable for the Fund to redeem AMPS. As described above in "Description of AMPS--Dividends and Rate Periods--Restrictions on Dividends and Other Distributions," the repurchase of Common Shares may be restricted or prohibited at times when there exist unpaid distributions on the AMPS.

    If the Fund converted to an open-end company, it would be required to redeem all AMPS then outstanding (requiring in turn that it liquidate a portion of its investment portfolio), and the Common Shares would no longer be listed on the American Stock Exchange. In contrast to a closed-end investment company, stockholders of an open-end investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less any redemption charge that is in effect at the time of redemption.

    Before deciding whether to take any action to convert the Fund to an open-end investment company, the Board would consider all relevant factors, including the extent and duration of the discount, the liquidity of the Fund's portfolio, the impact of any action that might be taken on the Fund or its stockholders, and market considerations. Based on these considerations, even if the Fund's shares should trade at a discount, the Board of Directors may determine that, in the interest of the Fund and its stockholders, no action should be taken. See the Statement of Additional Information under

"Repurchase of Common Shares; Conversion to Open-End Fund" for a further discussion of possible action to reduce or eliminate such discount to net asset value

                                  TAX MATTERS
GENERAL; TAXATION OF THE FUND

    The following federal income tax discussion reflects provisions of the Code, existing Treasury regulations, rulings published by the Internal Revenue Service (the "Service"), and other applicable authority, as of the date of this prospectus. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important tax considerations generally applicable to investments in the Fund. For more detailed information regarding tax considerations, see the Statement of Additional Information. There may be other tax considerations applicable to particular investors. In addition, income earned through an investment in the Fund may be subject to state and local taxes.

    The Fund intends to qualify each year for treatment as a regulated investment company under Subchapter M of the Code (a "RIC"), which involves satisfying certain distribution and other requirements. If the Fund so qualifies, it will not be subject to federal income tax on taxable income it distributes in a timely manner to its stockholders in the form of dividends or capital gain distributions.

    To satisfy the distribution requirement applicable to RICs, the Fund must generally distribute as dividends to its stockholders, including holders of AMPS, at least 90% of its taxable net investment income, net tax-exempt income and net short-term capital gain. These distributed amounts must qualify for the dividends-paid deduction. In certain circumstances, the Service could take the position that dividends paid on AMPS constitute preferential dividends under section 562(c) of the Code and thus do not qualify for the dividends-paid deduction.

    If at any time when AMPS are outstanding the Fund does not meet applicable asset coverage requirements, it will be required to suspend distributions to Common Stockholders until the requisite asset coverage is restored. Any such suspension may cause the Fund to pay a 4% federal excise tax (imposed on RICs that fail to distribute for a given calendar year, generally, at least 98% of their taxable net investment income and 98% of their capital gain net income) and income tax on any undistributed income or gains and may, in certain circumstances, prevent the Fund from continuing to qualify for treatment as a RIC. Pursuant to any such suspension, the Fund may redeem AMPS in an effort to comply with the distribution requirement applicable to RICs and to avoid income and excise taxes.

TAXATION OF THE FUND'S STOCKHOLDERS

    The Fund primarily invests in municipal bonds issued by states, cities and local authorities and certain possessions and territories of the United States (such as Puerto Rico or Guam) the income on which is, in the opinion of bond counsel to the issuer (or on the basis of other authority believed by NB Management to be reliable), exempt from federal income tax. Thus, substantially all of the Fund's dividends to you will qualify as "exempt-interest dividends," which are not subject to federal income tax.

    All or a portion of the interest the Fund receives on the municipal bonds its holds may be a "Tax Preference Item" for purposes of the AMT, with the result that all or a portion of the dividends it pays to Fund stockholders also would be such an item. Accordingly, if you are, or as a result of an investment in the Fund would become, subject to the AMT, the Fund may not be a suitable investment for you.

    The Fund may at times buy tax-exempt investments at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of any market discount that is other than DE MINIMIS will be included in the Fund's taxable income and generally will be taxable to its stockholders when it distributes that income to them.

    The Fund's investments in certain debt obligations, such as zero coupon municipal instruments, may cause it to recognize taxable income in excess of the cash generated by those obligations. Thus, the Fund could be required at times to liquidate those or other investments in order to satisfy its distribution requirements.

    For federal income tax purposes, distributions of investment income other than exempt-interest dividends are taxable as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Generally, a distribution of gains the Fund realizes on the sale or exchange of investments will be taxable to its stockholders, even though the interest income from those investments generally will be tax-exempt. Whether distributions of net capital gains are taxed as ordinary income or long-term capital gains is determined by how long the Fund owned the investments that generated those capital gains, rather than how long a stockholder has owned his or her shares. Distributions of gains from the sale of investments that the Fund owned for more than one year will be taxable as long-term capital gains (provided the Fund designates those distributions as capital gain dividends), whereas distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions are taxable to a stockholder even if they are paid from income or gains the Fund earned before the stockholder's investment (and thus were included in the price the stockholder paid for the shares).

    Any gain resulting from a stockholder's sale or exchange of Fund shares will also be subject to tax. In addition, the exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for those dividends under the income or other tax laws of any state or local taxing authority.

    The Fund will apply backup withholding at the rate of 30% for taxable amounts paid during 2002 and 2003 where it is required to apply that withholding. Please see "Tax Matters" in the Statement of Additional Information for additional information about the backup withholding tax rates for subsequent years.

    This section relates only to federal income tax consequences of investing in the Fund; the consequences under other tax laws may differ. You should consult your tax advisor as to the possible application of state and local income tax laws to Fund dividends and capital gain distributions. Please see "Tax Matters" in the Statement of Additional Information for additional information regarding the tax aspects of investing in the Fund.

    The foregoing does not address special tax rules applicable to certain types of investors, such as corporate and foreign investors. Investors should consult their tax advisers regarding other federal, state or local tax considerations that may apply in their particular circumstances, including state alternative minimum tax as well as any proposed tax law changes.

                                  UNDERWRITING


    Subject to the terms and conditions of a purchase agreement dated December 12, 2002, each underwriter named below has severally agreed to purchase, and the Fund has agreed to sell to such underwriter, the number of AMPS set forth opposite the name of such underwriter.



                                                NUMBER OF AMPS
                                            ----------------------
UNDERWRITER                                 SERIES A     SERIES B
-----------                                 --------     --------
Merrill Lynch, Pierce, Fenner & Smith
          Incorporated..................       2,153        2,153
Salomon Smith Barney Inc................       1,076        1,076
A.G. Edwards & Sons, Inc................         359          359
                                            --------     --------
          Total.........................       3,588        3,588
                                            ========     ========


    The purchase agreement provides that the obligations of the underwriters to purchase the shares included in this offering are subject to the approval of certain legal matters by counsel and to certain other conditions, including, without limitation, the receipt by the underwriters of customary certificates, opinions and other documents and the receipt by the Fund of AAA and Aaa ratings on the AMPS by Fitch and Moody's, respectively, as of the time of the offering. The underwriters are obligated to purchase all the AMPS sold under the purchase agreement if any of the AMPS are purchased. In the purchase agreement, the Fund and NB Management have agreed to indemnify the underwriters against certain liabilities, including certain liabilities arising under the Securities Act of 1933, or to contribute payments the underwriters may be required to make for any of those liabilities.


    The underwriters propose to initially offer some of the AMPS directly to the public at the public offering price set forth on the cover page of this prospectus and some of the AMPS to certain dealers at the public offering price less a concession not in excess of $137.50 per share. The sales load the Fund will pay of $250 per share is equal to 1% of the initial offering price. After the initial public offering, the public offering price, and concession may be changed. Investors must pay for any shares purchased in the initial public offering on or before December 13, 2002.


    The Fund anticipates that the underwriters may from time to time act as brokers or dealers in executing the Fund's portfolio transactions after they have ceased to be underwriters. The underwriters are active underwriters of, and dealers in, securities, and therefore can be expected to engage in portfolio transactions with the Fund.

    The Fund anticipates that the underwriters or their respective affiliates may, from time to time, act in auctions as broker-dealers and receive fees as set forth under "The Auction" and in the Statement of Additional Information. The underwriters are active underwriters of, and dealers in, securities and act as market makers in a number of such securities, and therefore can be expected to engage in portfolio transactions with, and perform services for, the Fund.


    The settlement date for the purchase of the AMPS will be December 13, 2002, as agreed upon by the underwriters, the Fund and NB Management pursuant to Rule 15c6-1 under the Securities Exchange Act of 1934.


    The addresses of the principal underwriters are: Merrill Lynch, Pierce, Fenner & Smith Incorporated, 4 World Financial Center, New York, New York 10080; Salomon Smith Barney Inc., 388 Greenwich Street, New York, New York 10013; A.G. Edwards & Sons, Inc., One North Jefferson Avenue, St. Louis, Missouri 63103.

             CUSTODIAN, AUCTION AGENT, TRANSFER AGENT AND REGISTRAR

    The custodian of the assets of the Fund is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. The custodian performs custodial and fund accounting services.

    The Bank of New York, 100 Church Street, 8th floor, New York, New York 10286, serves as the Fund's Auction Agent, transfer agent, registrar and dividend disbursement agent, as well as agent for the Fund's Dividend Reinvestment Plan.

                                 LEGAL MATTERS


    Certain legal matters in connection with the AMPS will be passed upon for the Fund by Kirkpatrick & Lockhart LLP, Washington, D.C., and for the underwriters by Clifford Chance US LLP, New York, New York and Cleary, Gottlieb, Steen & Hamilton, New York, New York.

           TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION


                                                    PAGE
                                                    ----
Use of Proceeds...................................     1
Investment Objective and Policies.................     1
Investment Restrictions...........................     2
Further Investment Policies and Investment
  Techniques......................................     4
Further Investment Techniques.....................    12
Portfolio Trading and Turnover Rate...............    24
Certain Risk Considerations.......................    24
Management of the Fund............................    25
Investment Management and Administration
  Services........................................    35
Portfolio Transactions............................    40
Net Asset Value...................................    42
Description of AMPS...............................    42
Certain Provisions in the Articles of
  Incorporation...................................    44
Additional Information Concerning the Auctions for
  AMPS............................................    46
Repurchase of Common Shares; Tender Offers;
  Conversion to Open-End Fund.....................    47
Tax Matters.......................................    49
Custodian, Transfer Agent and Auction Agent.......    57
Independent Auditors..............................    57
Counsel...........................................    57
Registration Statement............................    57
Report of Independent Auditor.....................    58
Financial Statement...............................    59
APPENDIX A--Articles Supplementary................   A-1
APPENDIX B--Description of Securities Ratings.....   B-1
APPENDIX C--Tax-Equivalent Yield Table............   C-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                  $179,400,000

                                NEUBERGER BERMAN
                        INTERMEDIATE MUNICIPAL FUND INC.

                    AUCTION MARKET PREFERRED SHARES ("AMPS")
                             3,588 SHARES, SERIES A
                             3,588 SHARES, SERIES B
                    LIQUIDATION PREFERENCE $25,000 PER SHARE

                                ---------------
                                   PROSPECTUS
                               -----------------

                              MERRILL LYNCH & CO.
                             SALOMON SMITH BARNEY.
                           A.G. EDWARDS & SONS, INC.


                               DECEMBER 12, 2002


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
C0491 12/02

PROSPECTUS                                                                                      [LOGO]


                                  $179,400,000
               NEUBERGER BERMAN INTERMEDIATE MUNICIPAL FUND INC.

                    AUCTION MARKET PREFERRED SHARES ("AMPS")
                             3,588 SHARES, SERIES A
                             3,588 SHARES, SERIES B

                    LIQUIDATION PREFERENCE $25,000 PER SHARE
                              -------------------

    THE OFFERING. Neuberger Berman Intermediate Municipal Fund Inc. (the "Fund") is simultaneously offering 3,588 Series A auction market preferred shares and 3,588 Series B auction market preferred shares. The shares are referred to in this prospectus as "AMPS."

    INVESTMENT OBJECTIVE. The Fund is a recently organized, diversified, closed-end management investment company. The Fund's investment objective is to provide common stockholders a high level of current income exempt from federal income tax.

    PORTFOLIO CONTENTS. The Fund normally invests primarily in investment grade municipal debt securities issued by state and local governments, including U.S. territories and possessions, political subdivisions, agencies and public authorities (municipal bonds) with remaining maturities of less than 15 years. The Fund's policy is to invest, under normal market conditions, at least 80% of its total assets in municipal bonds with remaining maturities of less than 15 years. Under normal market conditions, the Fund will invest at least 80% of its total assets in municipal securities that pay interest that, in the opinion of bond counsel to the issuer (or on the basis of other authority believed by Fund's investment manager, Neuberger Berman Management Inc. ("NB Management") to be reliable), is exempt from federal income tax. The Fund seeks to maintain a dollar-weighted average duration between three and eight years. Under normal market conditions, the Fund will invest at least 80% of its total assets in municipal bonds that, at the time of investment, are rated in the four highest categories by a nationally recognized statistical rating organization ("NRSRO") or are unrated but judged to be of comparable quality by NB Management. The Fund may invest up to 20% of its total assets in municipal bonds that at the time of investment are rated Ba/BB or B by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Rating Services ("S&P") or Fitch Ratings ("Fitch") or that are unrated but judged to be of comparable quality by NB Management. Bonds of below-investment grade quality are regarded as having predominately speculative characteristics with respect to the issuer's capacity to pay interest and repay principal, and are commonly referred to as "junk bonds." There is no assurance that the Fund will achieve its investment objective.


    INVESTING IN THE FUND'S AMPS INVOLVES CERTAIN RISKS. SEE "RISKS" BEGINNING ON PAGE 23 OF THIS PROSPECTUS. THE MINIMUM PURCHASE AMOUNT OF THE AMPS IS $25,000.

                             ----------------------


                                                          PER SHARE            TOTAL
                                                          ---------            -----
Public offering price                                      $25,000          $179,400,000
Sales load                                                 $   250          $  1,794,000
Estimated offering expenses                                $ 48.08          $    345,000
Proceeds, before expenses, to the Fund                     $24,750          $177,606,000


    The public offering price per share will be increased by the amount of dividends, if any, that have accumulated from the date the AMPS are first issued.

    Neither the Securities and Exchange Commission nor any State Securities Commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


    The underwriters are offering the AMPS subject to various conditions. The underwriters expect to deliver the AMPS in book-entry form, through the facilities of The Depository Trust Company, on or about December 13, 2002.

                           -------------------------
MERRILL LYNCH & CO.
              SALOMON SMITH BARNEY
                             A.G. EDWARDS & SONS, INC.

                           -------------------------

               The date of this prospectus is December 12, 2002.

    Investors in AMPS will be entitled to receive cash dividends at an annual rate that may vary for the successive dividend periods for the AMPS. AMPS have a liquidation preference of $25,000 per share, plus any accumulated, unpaid dividends. AMPS also have priority over the Fund's common stock as to distribution of assets as described in this prospectus. See "Description of AMPS." The dividend rate for the initial dividend period will be 1.20% for Series A AMPS and 1.20% for Series B AMPS. The initial dividend period is from the date of issuance through January 16, 2003 for Series A AMPS and from the date of issuance through January 17, 2003 for Series B AMPS. For subsequent dividend periods, the AMPS will pay dividends based on a rate set at auction. These auctions will usually be held every seven days in the case of the Series A AMPS and every 28 days in the case of the Series B AMPS.


    After the initial rate period described in this prospectus, investors may buy or sell AMPS through an order placed at an auction with or through a broker-dealer in accordance with the procedures specified in this prospectus.

    Each prospective purchaser should review carefully the detailed information regarding the auction procedures which appears in this prospectus and the Fund's Statement of Additional Information and should note that (i) an order placed at an auction constitutes an irrevocable commitment to hold, purchase or sell AMPS based upon the results of the related auction, (ii) settlement for purchases and sales will be on the business day following the auction and (iii) ownership of AMPS will be maintained in book-entry form by or through The Depository Trust Company (or any successor securities depository). The AMPS are redeemable in whole or in part, at the option of the Fund on the second business day prior to any date dividends are paid on the AMPS, and will be subject to mandatory redemption in certain circumstances at a redemption price of $25,000 per share, plus accumulated unpaid dividends to the date of redemption, plus a premium in certain circumstances. See "Description of AMPS--Redemption."

    The AMPS will be senior to the Fund's outstanding common stock ("Common Shares"). The AMPS are not listed on an exchange. The Common Shares are traded on the American Stock Exchange (the "AMEX") under the symbol "NBH." It is a condition of closing this offering that the AMPS at the time of closing carry ratings of "AAA" from Fitch and of "Aaa" from Moody's.


    You should read this prospectus, which contains important information about the Fund, before deciding whether to invest in the AMPS and retain it for future reference. A Statement of Additional Information, dated December 12, 2002, containing additional information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this prospectus, which means that it is part of the prospectus for legal purposes. You may request a free copy of the Statement of Additional Information, the table of contents of which is on page 51 of this prospectus, by calling 877-461-1899 or by writing to the Fund, or obtain a copy (and other information regarding the Fund) from the Securities and Exchange Commission's web site (HTTP://WWW.SEC.GOV).


    The Fund's AMPS do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

                               TABLE OF CONTENTS

                                                    PAGE
                                                    ----
Prospectus Summary................................    4
Financial Highlights..............................   15
The Fund..........................................   16
Use of Proceeds...................................   16
Capitalization....................................   17
Portfolio Composition.............................   18
The Fund's Investments............................   18
Risks.............................................   23
How the Fund Manages Risk.........................   29
Management of the Fund............................   31
Description of AMPS...............................   33
The Auction.......................................   41
Description of Common Shares......................   46
Anti-Takeover and Other Provisions in the Articles
  of Incorporation................................   46
Repurchase of Common Shares; Tender Offers;
  Conversion to Open-End Fund.....................   47
Tax Matters.......................................   48
Underwriting......................................   50
Custodian, Auction Agent, Transfer Agent and
  Registrar.......................................   51
Legal Matters.....................................   51
Table of Contents for Statement of Additional
  Information.....................................   52

    YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR INCORPORATED BY REFERENCE IN THIS PROSPECTUS. THE FUND HAS NOT, AND THE UNDERWRITERS HAVE NOT, AUTHORIZED ANY OTHER PERSON TO PROVIDE YOU WITH DIFFERENT INFORMATION. IF ANYONE PROVIDES YOU WITH DIFFERENT OR INCONSISTENT INFORMATION, YOU SHOULD NOT RELY ON IT. THE FUND IS NOT, AND THE UNDERWRITERS ARE NOT, MAKING AN OFFER TO SELL THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED. YOU SHOULD ASSUME THAT THE INFORMATION IN THIS PROSPECTUS IS ACCURATE ONLY AS OF THE DATE OF THIS PROSPECTUS. THE FUND'S BUSINESS, FINANCIAL CONDITION AND PROSPECTS MAY HAVE CHANGED SINCE THAT DATE.

                               PROSPECTUS SUMMARY

    THIS IS ONLY A SUMMARY. THIS SUMMARY MAY NOT CONTAIN ALL OF THE INFORMATION THAT YOU SHOULD CONSIDER BEFORE INVESTING IN THE AMPS. YOU SHOULD REVIEW THE MORE DETAILED INFORMATION CONTAINED IN THIS PROSPECTUS, IN THE STATEMENT OF ADDITIONAL INFORMATION AND IN THE FUND'S ARTICLES SUPPLEMENTARY.

THE FUND..........................................  Neuberger Berman Intermediate Municipal Fund Inc.
                                                    is a recently organized, diversified closed-end
                                                    management investment company. See "The Fund."

                                                    The Fund commenced operations on September 27,
                                                    2002 upon the closing of an initial public
                                                    offering of shares of its common stock, par value
                                                    $.0001 per share ("Common Shares"). The Common
                                                    Shares of the Fund are traded on the American
                                                    Stock Exchange ("AMEX") under the symbol "NBH."
                                                    See "The Fund."

THE OFFERING......................................  The Fund is offering shares of preferred stock, par value $.0001 per share, which have been
                                                    designated auction market preferred shares,
                                                    Series A and Series B, each with a purchase price
                                                    of $25,000 per share plus dividends, if any, that
                                                    have accumulated from the date the Fund first
                                                    issues the preferred stock. The shares of
                                                    preferred stock are called "AMPS" in the rest of
                                                    this prospectus. The AMPS are offered through a
                                                    group of underwriters (the "underwriters") led by
                                                    Merrill Lynch, Pierce, Fenner & Smith Incorporated
                                                    ("Merrill Lynch"). See "Underwriting."

                                                    Issuance of the AMPS represents leverage financing
                                                    of the Fund.

                                                    The AMPS entitle their holders to receive cash
                                                    dividends at an annual rate that may vary for the
                                                    successive dividend periods for the AMPS.

                                                    In general, except as described under "--Dividends
                                                    and Rate Periods" below and "Description of
                                                    AMPS--Dividends and Rate Periods," the dividend
                                                    period for the Series A AMPS will be seven days
                                                    and the dividend period for the Series B AMPS will
                                                    be 28 days. The auction agent ("Auction Agent")
                                                    will determine the dividend rate for a particular
                                                    period by an auction conducted on the business day
                                                    immediately prior to the start of that rate
                                                    period. See "The Auction."

                                                    The AMPS are not listed on an exchange. Instead,
                                                    investors may buy or sell AMPS in an auction by
                                                    submitting orders to broker-dealers that have
                                                    entered into an agreement with the Auction Agent
                                                    and the Fund.

                                                    Generally, investors in AMPS will not receive
                                                    certificates representing ownership of their
                                                    shares. The Depository Trust Company or any
                                                    successor securities depository ("DTC") or its
                                                    nominee for the account of the investor's
                                                    broker-dealer will maintain record ownership of
                                                    AMPS in book-entry form. An investor's
                                                    broker-dealer, in turn, will maintain records of
                                                    that investor's beneficial ownership of AMPS.

                                                    An investor may consider whether to invest in a
                                                    particular series based on the series' rate of
                                                    return, the investor's time horizon for
                                                    investment, and the investor's liquidity
                                                    preference. Investors can choose between two
                                                    tranches. The Series A AMPS normally have a
                                                    seven-day dividend period. The Series B AMPS
                                                    normally have a 28-day dividend period. The
                                                    Series B Shares may be suited for investors with a
                                                    longer investment time horizon.

INVESTMENT OBJECTIVE
AND POLICIES......................................  The Fund's investment objective is to provide to holders of the Fund's Common Shares ("Common
                                                    Stockholders") a high level of current income
                                                    exempt from federal income tax. The Fund must
                                                    satisfy its obligation to pay dividends on AMPS
                                                    before it distributes any income to Common
                                                    Stockholders. The Fund seeks to achieve its
                                                    objective by investing primarily in investment
                                                    grade municipal debt securities issued by state
                                                    and local governments, including U.S. territories
                                                    and possessions, political subdivisions, agencies
                                                    and public authorities (municipal bonds) with
                                                    remaining maturities of less than 15 years. The
                                                    Fund's policy is to invest, under normal market
                                                    conditions, at least 80% of its total assets in
                                                    municipal bonds with remaining maturities of less
                                                    than 15 years. Under normal market conditions,
                                                    the Fund will invest at least 80% of its total
                                                    assets in municipal securities that pay interest
                                                    that, in the opinion of bond counsel to the issuer
                                                    (or on the basis of other authority believed by
                                                    Fund's investment manager to be reliable), is
                                                    exempt from federal income tax. As a fundamental
                                                    policy, the Fund will invest at least 80% of its
                                                    total assets in Municipal Bonds.

                                                    The Fund seeks to maintain a dollar-weighted
                                                    average duration between three and eight years.
                                                    Under normal market conditions, the Fund will
                                                    invest at least 80% of its total assets in
                                                    municipal bonds that, at the time of investment,
                                                    are rated in the four highest rating categories by
                                                    an NRSRO or are unrated but considered to be of
                                                    comparable quality by NB Management. The Fund may
                                                    invest up to 20% of its total assets in municipal
                                                    bonds that at the time of investment are rated
                                                    Ba/BB or B by Moody's, S&P or Fitch or that are
                                                    unrated but judged to be of comparable quality by
                                                    NB Management. There is no assurance that the Fund
                                                    will achieve its investment objective. See "The
                                                    Fund's Investments."

                                                    The Fund's investments are subject to
                                                    diversification, liquidity and related guidelines
                                                    that may be established in connection with the
                                                    Fund's efforts to receive from Moody's and Fitch
                                                    of ratings of "Aaa" and "AAA," respectively, for
                                                    AMPS. Ratings issued by NRSROs, including Moody's
                                                    and Fitch, do not eliminate or mitigate the risk
                                                    of investing in Fund shares.

RATINGS...........................................  The Fund will issue AMPS only if the shares receive a credit quality rating of "Aaa" from
                                                    Moody's and "AAA" from Fitch. These ratings are an
                                                    assessment of the capacity and willingness of an
                                                    issuer to pay preferred stock obligations. The
                                                    ratings are not a

                                                    recommendation to purchase, hold or sell those
                                                    shares inasmuch as the rating does not comment as
                                                    to market price or suitability for a particular
                                                    investor. The ratings described above also do not
                                                    address the likelihood that an owner of AMPS will
                                                    be able to sell such shares in an auction or
                                                    otherwise. The ratings are based on current
                                                    information furnished to Moody's and Fitch by the
                                                    Fund and NB Management and information obtained
                                                    from other sources. The ratings may be changed,
                                                    suspended or withdrawn in the rating agencies'
                                                    discretion as a result of changes in, or the
                                                    unavailability of, such information. See
                                                    "Description of AMPS--Rating Agency Guidelines and
                                                    Asset Coverage."

INVESTMENT MANAGER................................  NB Management serves as the investment manager of the Fund. Subject to the general supervision of
                                                    the Board of Directors, NB Management is
                                                    responsible for managing, either directly or
                                                    through others selected by it, the investment
                                                    activities of the Fund and the Fund's business
                                                    affairs and other administrative matters. NB
                                                    Management receives a fee, payable monthly, in a
                                                    maximum annual amount equal to .55% of the Fund's
                                                    average daily total assets minus liabilities other
                                                    than any aggregate indebtedness that may be
                                                    entered into for purposes of leverage ("Managed
                                                    Assets"). NB Management has contractually agreed
                                                    to waive a portion of the management fees it is
                                                    entitled to receive from the Fund at the annual
                                                    rate of .25% of the Fund's average daily Managed
                                                    Assets from the commencement of operations through
                                                    October 31, 2007 (I.E., roughly the first five
                                                    years of operations), and at a declining amount
                                                    for an additional four years of operations
                                                    (through October 31, 2011).

                                                    NB Management has retained Neuberger Berman, LLC
                                                    ("Neuberger Berman") to serve as the Fund's
                                                    sub-adviser. See "Sub-Adviser" below. Together,
                                                    the firms and their affiliates manage
                                                    $53.6 billion in total assets (as of
                                                    September 30, 2002) and continue an asset
                                                    management history that began in 1939.

                                                    Theodore P. Giuliano, Thomas J. Brophy and Lori
                                                    Canell are the portfolio managers of the Fund. See
                                                    "Management of the Fund--Investment Manager" for a
                                                    description of their backgrounds and experience.

SUB-ADVISOR.......................................  NB Management has retained Neuberger Berman to serve as the Fund's sub-adviser responsible for
                                                    providing investment recommendations and research.
                                                    NB Management (and not the Fund) will pay a
                                                    portion of the fees it receives to Neuberger
                                                    Berman in return for its services.

RISK FACTORS SUMMARY..............................  RISK IS INHERENT IN ALL INVESTING. Therefore,
                                                    before investing in the AMPS of the Fund you
                                                    should consider certain risks carefully. The
                                                    primary risks of investing in AMPS are:

                                                    -  The Fund will not be permitted to declare
                                                       dividends or other distributions with respect
                                                       to your AMPS or redeem your AMPS unless the
                                                       Fund meets certain asset coverage require-
                                                       ments;

                                                    -  If you try to sell your AMPS between auctions
                                                       you may not be able to sell any or all of your
                                                       shares or you may not be able to sell them for
                                                       $25,000 per share or $25,000 per share plus
                                                       accumulated dividends. If the Fund has
                                                       designated a special rate period, changes in
                                                       interest rates are more likely to affect the
                                                       price you would receive if you sold your shares
                                                       in the secondary market. You may transfer your
                                                       shares outside of auctions only to or through a
                                                       broker-dealer that has entered into an
                                                       agreement with the Auction Agent and the Fund
                                                       or another person as the Fund permits;

                                                    -  If an auction fails you may not be able to sell
                                                       some or all of your AMPS;

                                                    -  A rating agency could downgrade the AMPS, which
                                                       could affect liquidity and their value in a
                                                       secondary market;

                                                    -  The Fund may be forced to redeem your AMPS to
                                                       meet regulatory or rating agency requirements
                                                       or may voluntarily redeem your shares in
                                                       certain circumstances;

                                                    -  In certain circumstances the Fund may not earn
                                                       sufficient income from its investments to pay
                                                       dividends.

                                                    -  The value of the Fund's investment portfolio
                                                       may decline, reducing the asset coverage for
                                                       its AMPS;

                                                    -  If an issuer of a municipal bond in which the
                                                       Fund invests is downgraded or defaults, there
                                                       may be a negative impact on the income and/or
                                                       asset value of the Fund's portfolio;

                                                    -  The Fund's policies of investing primarily in
                                                       municipal obligations makes the Fund more
                                                       susceptible to adverse economic, political or
                                                       regulatory occurrences affecting those issuers.
                                                       To the extent that a particular industry sector
                                                       represents a larger portion of a state's total
                                                       economy, the greater the impact that a down-
                                                       turn in such sector is likely to have on a
                                                       state's economy.

                                                    In addition to the risks described above, certain
                                                    general risks of investing in the Fund may under
                                                    certain circumstances limit the Fund's ability to
                                                    pay dividends and meet its asset coverage
                                                    requirements on the AMPS. These risks include:

                                                    LIMITED OPERATING HISTORY. The Fund is a recently
                                                    organized, diversified, closed-end management
                                                    investment company that has been operational only
                                                    since September 27, 2002.

                                                    INTEREST RATE RISK. Generally, when market
                                                    interest rates fall, bond prices rise, and vice
                                                    versa. Interest rate risk is the risk that the
                                                    municipal bonds in the Fund's portfolio will
                                                    decline in value because of increases in market
                                                    interest rates. The prices of longer-term bonds
                                                    generally fluctuate more than prices of shorter-
                                                    term bonds as interest rates change. Because the
                                                    Fund will invest primarily in intermediate-term
                                                    bonds, the Common Share net asset value and market
                                                    price per share will fluctuate more in

                                                    response to changes in market interest rates than
                                                    if the Fund invested primarily in short-term
                                                    bonds. See "Risks--Interest Rate Risk" for
                                                    additional information.

                                                    CREDIT RISK. Credit risk is the risk that an
                                                    issuer of a municipal bond will become unable to
                                                    meet its obligation to make interest and principal
                                                    payments. In general, lower-rated municipal bonds
                                                    carry a greater degree of credit risk. If rating
                                                    agencies lower their ratings of municipal bonds in
                                                    the Fund's portfolio, the value of those
                                                    obligations could decline, which could jeopardize
                                                    the rating agencies' ratings of AMPS. In addition,
                                                    the underlying revenue source for a municipal
                                                    obligation other than a general obligation bond
                                                    may be insufficient to pay principal or interest
                                                    in a timely manner. Because the primary source of
                                                    income for the Fund is the interest and principal
                                                    payments on the municipal bonds in which it
                                                    invests, any default by an issuer of a municipal
                                                    obligation could have a negative impact on the
                                                    Fund's ability to pay dividends on AMPS and could
                                                    result in the redemption of some or all AMPS. This
                                                    risk of default may be greater for private
                                                    activity bonds or other municipal bonds whose
                                                    payments are dependent upon a specific source of
                                                    revenue. Even if the issuer does not actually
                                                    default, adverse changes in the issuer's financial
                                                    condition may negatively affect its credit rating
                                                    or presumed creditworthiness. These developments
                                                    would adversely affect the market value of the
                                                    issuer's obligations.

                                                    The Fund may invest up to 20% of its total assets
                                                    in municipal bonds that at the time of investment
                                                    are rated Ba/BB or B by Moody's, S&P or Fitch or
                                                    that are unrated but judged to be of comparable
                                                    quality by NB Management. Bonds of below-invest-
                                                    ment grade quality are regarded as having
                                                    predominantly speculative characteristics with
                                                    respect to capacity to pay interest and repay
                                                    principal, and these bonds are commonly referred
                                                    to as "junk bonds." The prices of these
                                                    lower-grade bonds are more sensitive to negative
                                                    developments, such as a decline in the issuer's
                                                    revenues or a general economic downturn, than are
                                                    the prices of higher-grade securities. Municipal
                                                    bonds in the lowest investment grade category may
                                                    also be considered to possess some speculative
                                                    characteristics by certain rating agencies.

                                                    MUNICIPAL BOND MARKET RISK. The amount of public
                                                    information available about the municipal bonds in
                                                    the Fund's portfolio is generally less than that
                                                    for corporate equities or bonds, and the
                                                    investment performance of the Fund may therefore
                                                    be more dependent on the analytical abilities of
                                                    NB Management than would be a stock fund or
                                                    taxable bond fund. The secondary market for
                                                    municipal bonds, particularly below-investment
                                                    grade bonds in which the Fund may invest, also
                                                    tends to be less well-developed and less liquid
                                                    than many other securities markets, which may
                                                    adversely affect the Fund's ability to sell bonds
                                                    from its portfolio at attractive prices. Some
                                                    municipal bonds are supported only by the revenue
                                                    of a particular project or privately

                                                    operated facility, and are not supported by the
                                                    taxing power of any governmental entity.

                                                    TERRORISM RISKS. Municipal securities are subject
                                                    to a risk that terror attacks could result in
                                                    substantial loss of life, damage the local economy
                                                    and damage or destroy significant portions of the
                                                    municipal infrastructure. The impact of these
                                                    events may extend beyond the immediately-affected
                                                    area and beyond the time of the attack. Businesses
                                                    that leave an affected area in the wake of such an
                                                    attack may not return, and economic activity may
                                                    slow if tourists and local consumers avoid the
                                                    affected city. These events could severely affect
                                                    the tax base of a particular issuer of municipal
                                                    securities and could damage or destroy a facility
                                                    whose revenues support the payment of particular
                                                    municipal securities. These attacks, and measures
                                                    taken to prevent them, may also impose substantial
                                                    overtime costs on municipal budgets. See "Recent
                                                    Developments."

                                                    HIGH YIELD RISK. Investing in high yield bonds
                                                    involves additional risks, including credit risk.
                                                    The value of high yield, lower-quality bonds is
                                                    affected by the creditworthiness of the issuers of
                                                    the securities and by general economic and
                                                    specific industry conditions. Issuers of high
                                                    yield bonds are not as strong financially as those
                                                    with higher credit ratings, so their bonds are
                                                    usually considered speculative investments. These
                                                    issuers are more vulnerable to financial setbacks
                                                    and recession than more creditworthy issuers,
                                                    which may impair their ability to make interest
                                                    and principal payments. Investments in lower-grade
                                                    securities will expose the Fund to greater risks
                                                    than if the Fund owned only higher-grade
                                                    securities.

                                                    REINVESTMENT RISK. Income from the Fund's
                                                    municipal bond portfolio will decline if and when
                                                    the Fund invests the proceeds from matured, traded
                                                    or called bonds at market interest rates that are
                                                    below the portfolio's current earnings rate.

                                                    INFLATION RISK. Inflation risk is the risk that
                                                    the value of assets or income from the Fund's
                                                    investments will be worth less in the future as
                                                    inflation decreases the present value of payments
                                                    at future dates.

                                                    LIQUIDITY RISK. The Fund may invest up to 20% of
                                                    its net assets in securities that are illiquid at
                                                    the time of investment, which means a security
                                                    that cannot be sold within seven days at a price
                                                    that approximates the price at which the Fund is
                                                    carrying it. Illiquid securities may trade at a
                                                    discount from comparable, more liquid investments,
                                                    and may be subject to wide fluctuations in market
                                                    value. Also, the Fund may not be able to dispose
                                                    of illiquid securities when that would be
                                                    beneficial at a favorable time or price.

                                                    DERIVATIVES RISK. The Fund may utilize a variety
                                                    of derivative instruments for investment or risk
                                                    management purposes, such as engaging in interest
                                                    rate and other hedging and risk management
                                                    transactions, and purchasing and selling options
                                                    (including swaps, caps, floors and collars) on
                                                    municipal bonds and on indices based

                                                    on municipal bonds. In general, the Fund may
                                                    purchase and sell (or write) options on up to 20%
                                                    of its total assets. Derivatives are subject to a
                                                    number of risks described elsewhere in this
                                                    prospectus, such as liquidity risk, interest rate
                                                    risk, credit risk and management risk. In
                                                    addition, investment by the Fund in derivative
                                                    instruments may increase the Fund's leverage and,
                                                    during periods of rising interest rates, may
                                                    adversely affect the Fund's income, distributions
                                                    and total returns to holders of AMPS ("Preferred
                                                    Stockholders"). Derivatives also involve the risk
                                                    of mispricing or improper valuation, and the risk
                                                    that changes in the value of a derivative may not
                                                    correlate perfectly with an underlying asset,
                                                    interest rate or index. Suitable derivative
                                                    transactions may not be available in all
                                                    circumstances and there can be no assurance that
                                                    the Fund will engage in these transactions to
                                                    reduce exposure to other risks when that would be
                                                    beneficial.

                                                    MANAGEMENT RISK. The Fund is subject to management
                                                    risk because it is an actively-managed investment
                                                    portfolio. NB Management and the portfolio
                                                    managers will apply investment techniques and risk
                                                    analyses in making investment decisions for the
                                                    Fund, but there can be no guarantee that these
                                                    will produce the desired results.

                                                    ECONOMIC SECTOR AND GEOGRAPHIC RISK. The Fund may
                                                    invest 25% or more of its total assets in
                                                    municipal obligations of issuers in the same state
                                                    (or U.S. territory) or in municipal obligations in
                                                    the same economic sector, including the following:
                                                    lease rental obligations of state and local
                                                    authorities; obligations dependent on annual
                                                    appropriations by a state's legislature for
                                                    payment; obligations of state and local housing
                                                    finance authorities; municipal utilities systems
                                                    or public housing authorities; obligations of
                                                    hospitals or life-care facilities; and industrial
                                                    development or pollution control bonds issued for
                                                    electrical utility systems, steel companies, paper
                                                    companies or other purposes. This may make the
                                                    Fund more susceptible to adverse economic,
                                                    political or regulatory occurrences affecting a
                                                    particular state or economic sector. For example,
                                                    health-care related issuers are susceptible to
                                                    Medicare, Medicaid and other third-party payor
                                                    reimbursement policies, and national and state
                                                    health care legislation.

                                                    ANTI-TAKEOVER PROVISIONS. The Fund's Articles of
                                                    Incorporation (which, as hereafter amended,
                                                    restated or supplemented from time to time is,
                                                    together with the Articles Supplementary, referred
                                                    to as the "Articles") contain provisions limiting
                                                    (1) the ability of other entities or persons to
                                                    acquire control of the Fund, (2) the Fund's
                                                    freedom to engage in certain transactions and
                                                    (3) the ability of the Fund's Directors or
                                                    stockholders to amend the Articles. These
                                                    provisions of the Articles may be regarded as
                                                    "anti-takeover" provisions. See "Anti-Takeover and
                                                    Other Provisions in the Articles of
                                                    Incorporation."

                                                    RECENT DEVELOPMENTS. As a result of the terrorist
                                                    attacks on the World Trade Center and the Pentagon
                                                    on September 11, 2001,

                                                    some of the U.S. securities markets were closed
                                                    for a four-day period. These terrorist attacks and
                                                    related events have led to increased short-term
                                                    market volatility and may have long-term effects
                                                    on U.S. and world economies and markets. A similar
                                                    disruption of the financial markets could impact
                                                    interest rates, auctions, secondary trading,
                                                    ratings, credit risk, inflation and other factors
                                                    relating to the securities. See "Risks."

DIVIDENDS AND RATE PERIODS........................  The table below shows the dividend rates, the dividend payment dates and the number of days for
                                                    the initial rate periods on AMPS offered in this
                                                    prospectus. For subsequent rate periods, AMPS will
                                                    pay dividends based on a rate set at auctions
                                                    normally held every seven days in the case of the
                                                    Series A AMPS and 28 days in the case of the
                                                    Series B AMPS. In most instances, dividends are
                                                    payable on the first business day following the
                                                    end of the rate period. The rate set at an auction
                                                    will not exceed a maximum rate (which is
                                                    determined in accordance with procedures described
                                                    in the Articles Supplementary).

                                                    Dividends on AMPS will be cumulative from the date
                                                    the shares are first issued and will be paid only
                                                    out of legally available funds.


                                                                  NUMBER OF
                                     INITIAL   DIVIDEND PAYMENT    DAYS OF
                                     DIVIDEND  DATE FOR INITIAL  INITIAL RATE
                                       RATE      RATE PERIOD        PERIOD
                                     --------  ----------------  ------------
Series A                             1.20%     January 17, 2003    35
Series B                             1.20%     January 21, 2003    39



                                                    The Fund may, subject to certain conditions,
                                                    designate special rate periods of more than seven
                                                    days in the case of the Series A AMPS, and more
                                                    than 28 days in the case of Series B AMPS. The
                                                    dividend payment date for special rate periods
                                                    will be set out in the notice designating a
                                                    special rate period.

                                                    The Fund may not designate a special rate period
                                                    unless sufficient clearing bids were made in the
                                                    most recent auction. In addition, full cumulative
                                                    dividends, any amounts due with respect to
                                                    mandatory redemptions and any additional dividends
                                                    payable prior to such date must be paid in full.
                                                    Pursuant to the broker-dealer agreement between
                                                    The Bank of New York, as Auction Agent, and
                                                    Merrill Lynch (the "Broker-Dealer Agreement"), the
                                                    lead broker-dealer designated by the Fund,
                                                    initially Merrill Lynch, must not have objected to
                                                    the declaration of a special rate period.

                                                    See "Description of AMPS--Dividends and Rate
                                                    Periods" and "Description of AMPS--Dividends and
                                                    Rate Periods--Designation of Special Rate Periods"
                                                    and "The Auction."

TRADING MARKET....................................  The AMPS are not listed on an exchange. Instead, you may buy or sell AMPS at an auction that
                                                    normally is held periodically at the end of the
                                                    preceding rate period by submitting orders to a
                                                    broker-dealer that has entered into an agreement
                                                    with the Auction Agent and the Fund (a
                                                    "Broker-Dealer"), or to a

                                                    broker-dealer that has entered into a separate
                                                    agreement with a Broker-Dealer. In addition to the
                                                    auctions, Broker-Dealers and other broker-dealers
                                                    may maintain a secondary trading market in AMPS
                                                    outside of auctions, but may discontinue this
                                                    activity at any time. There is no assurance that a
                                                    secondary market will exist or, if one does exist,
                                                    that it will provide Preferred Stockholders with
                                                    liquidity. You may transfer AMPS outside of
                                                    auctions only to or through a Broker-Dealer, or a
                                                    broker-dealer that has entered into a separate
                                                    agreement with a Broker-Dealer.

                                                    The table below shows the first auction date for
                                                    each series of the Fund's AMPS and the day on
                                                    which each subsequent auction will normally be
                                                    held for each such series. The first auction date
                                                    for each series of AMPS will be the business day
                                                    before the dividend payment date for the initial
                                                    rate period for each such series. The start date
                                                    for subsequent rate periods normally will be the
                                                    business day following the auction date unless the
                                                    then-current rate period is a special rate period,
                                                    or the day that normally would be the auction date
                                                    or the first day of the subsequent dividend period
                                                    is not a business day.


                                         FIRST AUCTION DATE  SUBSEQUENT AUCTION
                                         ------------------  ------------------
Series A                                  January 16, 2003        Thursday
Series B                                  January 17, 2003         Friday


TAXATION..........................................  Because under normal circumstances the Fund will invest substantially all of its assets in
                                                    municipal bonds that pay interest that is exempt
                                                    from federal income tax, the dividends paid on
                                                    AMPS and Common Shares attributable to that
                                                    interest will be similarly exempt. However,
                                                    dividends paid on AMPS and Common Shares may be
                                                    subject to state and local taxes. All or a portion
                                                    of the interest paid on the municipal bonds the
                                                    Fund holds may be an item of tax preference for
                                                    purposes of the federal alternative minimum tax
                                                    ("AMT") ("Tax Preference Item"), with the result
                                                    that all or a portion of the dividends paid to
                                                    Fund stockholders also would be such an item. AMPS
                                                    thus may not be a suitable investment if you are
                                                    subject to the AMT or would become subject thereto
                                                    by investing in AMPS. The Fund also may realize
                                                    net long- or short-term capital gain on the sale
                                                    or exchange of its securities, which would be
                                                    taxable to its stockholders when distributed to
                                                    them. Taxable income or gain earned or realized by
                                                    the Fund will be allocated proportionately to
                                                    Preferred Stockholders and Common Stockholders,
                                                    based on the percentage of total dividends and
                                                    capital gain distributions, respectively, paid to
                                                    each class for that year. Accordingly, certain
                                                    distributions on AMPS may be subject to federal
                                                    income tax. The Fund intends to notify Preferred
                                                    Stockholders, before any applicable auction for a
                                                    rate period of 28 days or less, of the amount of
                                                    any taxable income and gain for federal income tax
                                                    purposes to be paid as dividends on AMPS for the
                                                    period

                                                    relating to that auction. For longer periods, the
                                                    Fund may notify Preferred Stockholders of such
                                                    amount. In certain circumstances, the Fund will
                                                    make Preferred Stockholders whole for taxes owing
                                                    on dividends paid to Preferred Stockholders that
                                                    include taxable income and gain. See "Tax
                                                    Matters."

SPECIAL TAX CONSIDERATIONS........................  While the Fund expects most of its income to be exempt from federal income tax, the Fund's
                                                    distributions of any taxable net investment income
                                                    and any net short-term capital gain (I.E.,
                                                    dividends) will be taxable to stockholders as
                                                    ordinary income, and distributions of any net
                                                    capital gain (the excess of net long-term capital
                                                    gain over net short-term capital loss) will be
                                                    subject to tax as long-term capital gain. See "Tax
                                                    Matters."

ASSET MAINTENANCE.................................  Under the Fund's Articles Supplementary for the
                                                    AMPS, which establishes and fixes the rights and
                                                    preferences of the shares of each series of AMPS,
                                                    the Fund must maintain:

                                                    -  asset coverage of the AMPS as required by the
                                                       rating agency or agencies rating the AMPS, and

                                                    -  asset coverage of at least 200% with respect to
                                                       senior securities that are stock, including the
                                                       AMPS.

                                                    In the event that the Fund does not maintain these
                                                    coverage tests or cure any deficiencies in the
                                                    time allowed, some or all of the AMPS will be
                                                    subject to mandatory redemption. See "Description
                                                    of AMPS--Redemption--Mandatory Redemption."

                                                    Based on the composition of the Fund's portfolio
                                                    as of November 30, 2002, the asset coverage of the
                                                    AMPS as measured pursuant to the 1940 Act would be
                                                    approximately 262% if the Fund were to issue all
                                                    of the AMPS offered in this prospectus,
                                                    representing approximately 38% of the Fund's
                                                    Managed Assets.

VOTING RIGHTS.....................................  The 1940 Act requires that the holders of the AMPS and any other preferred stock of the Fund, voting
                                                    as a separate class, have the right to elect at
                                                    least two Directors of the Fund at all times and
                                                    to elect a majority of the Directors at any time
                                                    when two years' dividends on the AMPS or any other
                                                    preferred stock are unpaid.

                                                    As required under the Fund's Articles and the 1940
                                                    Act, certain other matters must be approved by a
                                                    vote of all stockholders of all classes voting
                                                    together and by a vote of the AMPS and any other
                                                    preferred stock of the Fund tallied separately.
                                                    Each Common Share, each AMPS, and each share of
                                                    any other series of preferred stock of the Fund is
                                                    entitled to one vote per share. See "Description
                                                    of AMPS--Voting Rights" and "Anti-Takeover and
                                                    Other Provisions in the Articles of
                                                    Incorporation."

REDEMPTION........................................  Although the Fund will not ordinarily redeem AMPS, it may be required to redeem AMPS if, for example,
                                                    the Fund does not meet an asset coverage ratio
                                                    required by law or required by the Articles
                                                    Supplementary or in order to correct a failure to
                                                    meet a

                                                    rating agency guideline in a timely manner. See
                                                    "Description of AMPS--Redemption--Mandatory
                                                    Redemption." The Fund voluntarily may redeem AMPS
                                                    in certain circumstances. See "Description of
                                                    AMPS--Redemption--Optional Redemption."

LIQUIDATION.......................................  The liquidation preference of the AMPS of each series is $25,000 per share, plus an amount equal
                                                    to accumulated but unpaid dividends (whether or
                                                    not earned or declared by the Fund, but excluding
                                                    interest thereon). See "Description of AMPS--
                                                    Liquidation."
CUSTODIAN, AUCTION AGENT,
TRANSFER AGENT AND REGISTRAR......................  State Street Bank and Trust Company serves as custodian of the Fund's assets. The Bank of New
                                                    York serves as Auction Agent, transfer agent and
                                                    registrar. See "Custodian, Auction Agent, Transfer
                                                    Agent and Registrar."

                              FINANCIAL HIGHLIGHTS


    Information contained in the table below under the headings "Per Common Share Operating Performance" and "Ratios/Supplemental Data" shows the unaudited operating performance of the Fund from the commencement of the Fund's investment operations on September 27, 2002 through October 31, 2002. Because the Fund was recently organized and commenced investment operations on September 27, 2002, the table covers less than five weeks of operations, during which a substantial portion of the Fund's portfolio was held in temporary investments pending investment in municipal securities that meet the Fund's investment objective and policies. Accordingly, the information presented may not provide a meaningful picture of the Fund's operating performance.



                                                        FOR THE PERIOD
                                                     SEPTEMBER 27, 2002*
                                                           THROUGH
                                                       OCTOBER 31, 2002
                                                         (UNAUDITED)
                                                    ----------------------
PER COMMON SHARE OPERATING PERFORMANCE:
  Net Asset Value, Beginning of Period............          $14.32(**)
    Net Investment Income.........................            0.01
    Net Gains on Securities (both realized and
      unrealized).................................              --
  Total from Investment Operations................            0.01
  Offering Costs..................................           (0.03)
  Net Asset Value, End of Period..................          $14.30
  Per Share Market Value, End of Period...........          $15.00
  Total Investment Return on Net Asset Value......           (0.17)%(***)
  Total Investment Return on Market Value.........               0%(***)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in millions).........          $293.3
  Ratio of expenses to average net assets before
    reimbursement.................................            0.76%(****)
  Ratio of expenses to average net assets after
    reimbursement.................................            0.51%(****)
  Ratio of net investment income to average net
    assets for reimbursement......................            1.62%(****)
  Portfolio turnover rate.........................               0%


-------------------

  *  Commencement of operations
 ** Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the Common Stockholder from the $15.00 offering price.
*** Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.00 less the sales load of $0.675 per share paid by the Common Stockholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.00 less the sales load of $0.675 per share paid by the Common Stockholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
**** Annualized. There were no AMPS outstanding during the period shown, and these ratios do not reflect the effect of dividend payments to Preferred Stockholders.

                                    THE FUND

    The Fund is a recently organized, diversified, closed-end management investment company registered under the 1940 Act. The Fund was organized as a Maryland corporation on July 29, 2002. The Fund issued an aggregate of 19,500,000 Common Shares, par value $.0001 per share, pursuant to the initial public offering thereof and commenced operations on September 27, 2002. On October 17, 2002 and November 13, 2002, the Fund issued 1,000,000 and 175,000 additional Common Shares, respectively, in connection with a partial exercise by the underwriters of the over-allotment option. The Fund's Common Shares are traded on the AMEX under the symbol "NBH." The Fund's principal office is located at 605 Third Avenue, New York, New York 10158-0180, and its telephone number is 877-461-1899.

    The following provides information about the Fund's outstanding shares as of November 30, 2002:

                                                  AMOUNT HELD BY
                                       AMOUNT     THE FUND OR FOR       AMOUNT
TITLE OF CLASS                       AUTHORIZED     ITS ACCOUNT       OUTSTANDING
--------------                       -----------  ---------------  -----------------
Common.............................  999,992,000        0              20,681,981
Preferred
  Series A.........................        4,000        0                0
  Series B.........................        4,000        0                0

-------------------

  * A total of 1,000,000,000 shares of capital stock of the Fund are authorized under the Articles, all originally designated Common Stock pursuant to the Articles. The Board of Directors of the Fund (the "Board") may classify or reclassify any unissued shares of capital stock from time to time without a stockholder vote into one or more classes of preferred or other stock by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption of such shares of stock. The Board has reclassified 4,000 shares of common stock as Series A AMPS and reclassified 4,000 shares of common stock as Series B AMPS, and has authorized the issuance of those AMPS.

                                USE OF PROCEEDS


    The net proceeds of the offering of AMPS will be approximately $177,261,000 after payment of the sales load and estimated offering costs. The Fund will invest the net proceeds of the offering in accordance with the Fund's investment objective and policies as stated below. It is currently anticipated that the Fund will be able to invest substantially all of the net proceeds in municipal bonds that meet its investment objective and policies within three months after the completion of the offering. Pending such investment, it is anticipated that the proceeds will be invested in high quality, short-term, tax-exempt securities, although the Fund may, if necessary, also invest in other high quality, short-term securities, including mortgage-backed and corporate debt securities, that may be either tax-exempt or taxable.

                                 CAPITALIZATION

    The following table sets forth the unaudited capitalization of the Fund as of November 30, 2002, and as adjusted to give effect to the issuance of the AMPS offered in this prospectus.

                                           AS OF NOVEMBER 30, 2002
                                          --------------------------
                                             ACTUAL     AS ADJUSTED
                                             ------     -----------
Stockholders' equity:
AMPS, par value $.0001 per share (no
  shares issued; 7,176, as adjusted, at
  $25,000 per share liquidation
  preference)...........................            --  $179,400,000
Common Shares, par value, $.0001 per
  share (20,681,981 shares issued and
  outstanding)..........................  $      2,068         2,068
Capital in excess of par value
  attributable to Common Shares.........   295,646,853   293,507,853
Undistributed investment income--net....       (71,605)      (71,605)
Accumulated realized gain (loss)--net...       (76,907)      (76,907)
Unrealized appreciation on
  investments--net......................    (3,149,718)   (3,149,718)
Net Assets..............................  $292,350,691  $469,611,691

    As used in this prospectus, unless otherwise noted, the Fund's "net assets" include assets of the Fund attributable to any outstanding AMPS, with no deduction for the liquidation preference of such shares. For financial reporting purposes, however, the Fund is required to deduct the liquidation preference of its outstanding AMPS from net assets so long as the AMPS have redemption features that are not solely within the control of the Fund. In connection with the rating of the AMPS, the Fund has established various portfolio covenants to meet third-party rating agency guidelines in its Articles. These covenants include, among other things, investment diversification requirements and requirements that investments included in the Fund's portfolio meet specific industry and credit quality criteria. Market factors outside the Fund's control may affect its ability to meet the criteria of third-party rating agencies set forth in the Fund's portfolio covenants. If the Fund violates these covenants, it may be required to cure the violation by redeeming all or a portion of the AMPS. For all regulatory purposes, the Fund's AMPS will be treated as stock (rather than indebtedness).

                             PORTFOLIO COMPOSITION

    As of November 30, 2002, 88.8% of the market value of the Fund's portfolio was invested in long-term municipal obligations and 11.2% in short-term municipal obligations. The following table sets forth certain information with respect to the composition of the Fund's investment portfolio as of November 30, 2002. This information reflects the composition of the Fund's assets as of November 30, 2002 and is not representative of the Fund as of the current fiscal year or at any time in the future.

                         NUMBER OF      VALUE
S&P*   MOODY'S*  FITCH*   ISSUES    (IN THOUSANDS)   PERCENT
----   --------  ------  ---------  --------------  ----------
AAA    Aaa       AAA          34       $137,382        47.0%
AA     Aa        AA           13         26,603         9.1
A      A         A            27         78,046        26.7
BBB    Baa1      BBB          15         34,645        11.8
BB     Ba1       BB           --             --          --
B      B         B            --             --          --
NR+    NR+       NR+          --             --          --
VMIG1  A+                     14         34,740        11.9
Cash                          --        (19,065)       (6.5)
                          ------       --------      ------
Total                        103       $292,351       100.0%

-------------------


  * Ratings: Using the highest of S&P's, Moody's or Fitch's ratings on the Fund's municipal obligations. As reflected in the chart 2.9% of the individual holdings representing 3.3% of the Fund's portfolio assets received different ratings. S&P and Fitch rating categories may be modified further by a plus (+) or minus (-) in AA, A, BBB, BB, B and C ratings. Moody's rating categories may be modified further by a 1, 2, or 3 in Aa, A, Baa, Ba and B ratings.
  + Securities that are not rated by S&P, Moody's or Fitch. NB Management determines that these securities are comparable to securities of a particular rating. This determination is based on NB Management's own internal evaluation and does not necessarily reflect how such securities would be rated by S&P, Moody's or Fitch if they were to rate the securities.

                             THE FUND'S INVESTMENTS


INVESTMENT OBJECTIVE AND POLICIES

    The Fund's investment objective is to provide Common Stockholders a high level of current income exempt from federal income tax. The Fund must satisfy its obligation to pay dividends on AMPS before distributing any income to Common Stockholders. The Fund may not achieve its investment objective.

    The Fund normally invests primarily in investment grade municipal debt securities issued by state and local governments, including U.S. territories and possessions, political subdivisions, agencies and public authorities (municipal bonds) with remaining maturities of less than 15 years. The Fund's policy is to invest, under normal market conditions, at least 80% of its total assets in municipal bonds with remaining maturities of less than 15 years. Under normal market conditions, the Fund will invest at least 80% of its total assets in municipal securities that pay interest that, in the opinion of bond counsel to the issuer (or on the basis of other authority believed by Fund's investment manager to be reliable), is exempt from federal income tax. The Fund seeks to maintain a dollar-weighted average duration between three and eight years. Under normal market conditions, the Fund will invest at least 80% of its total assets in municipal bonds that are rated, at the time of investment, within the four highest categories by an NRSRO or are unrated but judged to be of comparable quality by NB Management. Investment grade debt securities are those rated "BBB" or higher by S&P, "Baa" or higher by Moody's or within one of the four highest rating categories by an NRSRO or are unrated but judged to be of comparable quality by NB Management. As a fundamental policy, the Fund will invest at least 80% of its total assets in Municipal Bonds.

    Duration is a measure of a fixed income security's sensitivity to changes in interest rates. Unlike final maturity, duration takes account of all payments made over the life of the security. Typically, with a 1% change in interest rates, an investment's value may be expected to move in the opposite direction approximately 1% for each year of its duration.

    The Fund may invest up to 20% of its total assets in municipal bonds that at the time of investment are rated Ba/BB or B by Moody's, S&P or Fitch or that are unrated but judged to be of comparable quality by NB Management. Bonds of below-investment grade quality are regarded as having predominately speculative characteristics with respect to the issuer's capacity to pay interest and repay principal, and are commonly referred to as "junk bonds."

    Municipal bonds may have all types of interest rate payment and reset terms, including fixed rate, floating and variable rate, zero coupon, payment in kind and auction rate features.

    The Fund will not invest more than 25% of its total assets in any industry, nor does the Fund normally invest more than 5% of its total assets in the securities of any single issuer. Governmental issuers of municipal bonds are not considered part of any "industry." However, municipal bonds backed only by the assets and revenues of nongovernmental users may for this purpose be deemed to be issued by such nongovernmental users, and the 25% limitation would apply to the industries of such nongovernmental users. It is nonetheless possible that the Fund may invest more than 25% of its total assets in a broader segment of the municipal bond market, such as hospital and other health care facilities obligations, housing agency revenue obligations, and airport revenue obligations. The Fund will invest more than 25% of its assets in such types of municipal bonds if NB Management determines that the yields available from such obligations in a particular segment justify the additional risks associated with a large investment in that segment. These obligations could be supported by the credit of governmental users, or by the credit of nongovernmental users engaged in a number of industries; however, economic, business, political and other developments generally affecting the revenues of such users (for example, proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products) may have a general adverse effect on all such municipal bonds in such a market segment. The Fund may invest more than 25% of its assets in industrial development bonds or in issuers located in the same state. If the Fund were to invest more than 25% of its total assets in issuers located in the same state, it would be more susceptible to adverse economic, business, or regulatory conditions in that state.

    The Fund may purchase municipal bonds that are additionally secured by insurance, bank credit agreements, or escrow accounts. The credit quality of companies that provide such credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce the Fund's income. Insurance generally will be obtained from insurers with a claims-paying ability rated Aaa by Moody's or AAA by S&P or Fitch. The insurance feature does not guarantee the market value of the insured obligations or the net asset value of the Common Shares.

    For temporary defensive purposes, and in order to keep cash on hand fully invested, the Fund may temporarily invest to a substantial degree in high-quality, short-term municipal bonds. If these high-quality, short-term municipal bonds are not available or, in NB Management's judgment, do not afford sufficient protection against adverse market conditions, the Fund may invest in the following taxable securities: obligations of the U.S. Government, its agencies or instrumentalities; other debt securities rated within the four highest categories by an NRSRO; commercial paper rated in the highest category by an NRSRO; certificates of deposit, time deposits and bankers' acceptances; or repurchase agreements with respect to any of the foregoing investments or any other fixed-income securities that NB Management considers consistent with such strategy. To the extent the Fund invests in taxable securities, it will not be able to achieve its investment objective of providing income exempt from federal income tax.

    The Fund cannot accurately predict its portfolio turnover rate but anticipates that its annual portfolio turnover rate will not exceed 100%. The Fund generally will not trade securities for the purpose of realizing short-term profits, but it will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions to accomplish its investment objective. Other than for consideration of tax consequences, frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities.

    The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the Board of Directors of the Fund without stockholder approval. The fundamental investment policies and limitations of the Fund may not be changed without the approval of the holders of a majority of the outstanding Common Shares and, if issued, AMPS voting as a single class, as well as by the vote of a majority of the outstanding AMPS tabulated separately. A "majority of the outstanding" shares means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy, or
(ii) more than 50% of the shares, whichever of (i) or (ii) is less. These percentages are required by the 1940 Act.

    If you are, or as a result of an investment in the Fund would become, subject to the AMT, the Fund may not be a suitable investment for you. Special AMT rules apply to corporate holders. In addition, distributions of any taxable net investment income and any net short-term capital gain (i.e., dividends) will be taxable to stockholders as ordinary income, and distributions of any net capital gain will be subject to tax as long-term capital gain. See "Tax Matters."

    The following provides additional information regarding the types of securities and other instruments in which the Fund will ordinarily invest. A more detailed discussion of these and other instruments and investment techniques that may be used by the Fund is provided under "Investment Objective and Policies" in the Statement of Additional Information.

MUNICIPAL BONDS

    Municipal bonds are obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which, in the opinion of bond counsel or other counsel to the issuer of such securities is, at the time of issuance, not includable in gross income for federal income tax purposes. Under normal market conditions, at least 80% of the Fund's total assets will be invested in municipal bonds with remaining maturities of less than 15 years.

    The Fund has not established any limit on the percentage of its portfolio that may be invested in municipal bonds the interest on which is a Tax Preference Item, and a substantial portion of the dividends paid on to Fund stockholders thus may be such an item. AMPS may not be a suitable investment for investors who are already subject to the AMT or who would become subject to the AMT as a result of an investment in AMPS. See "Tax Matters."

    The two principal classifications of municipal bonds are "general obligation" bonds and "revenue" or "special obligation" bonds, which include "private activity bonds." General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest, and, accordingly, the capacity of the issuer of a general obligation bond as to the timely payment of interest and the repayment of principal when due is affected by the issuer's maintenance of its tax base. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source such as from the user of the facility being financed; accordingly, the timely payment of interest and the repayment of principal in accordance with the terms of the revenue or special obligation bond is a function of the economic viability of such facility or such revenue source. They are not supported by the general taxing authority of any governmental entity. Although the ratings of NRSROs of the municipal bonds in the Fund's portfolio are relative and subjective, and are not absolute standards of quality, such ratings reflect the assessment of the NRSROs of the issuer's ability, or the economic viability of the special revenue source, with respect to the timely payment of interest and the repayment of principal in accordance with the terms of the obligation. See Appendix A to the Statement of Additional Information for a summary of ratings.

    Municipal bonds may have fixed or variable interest rates. The Fund may purchase floating and variable rate demand notes, which are municipal bonds normally having a stated maturity in excess of one year, but which permit the holder to tender the notes for purchase at the principal amount thereof. The interest rate on a floating rate demand note is based on a known lending rate, such as a bank's prime rate, and is adjusted each time such rate is adjusted. The interest rate on a variable rate demand note is adjusted at specified intervals based on a specified benchmark. There generally is no secondary market for these notes, although they may be tendered for redemption or remarketing at face value and thus may be determined to be liquid. See "Investment Policies and Techniques" in the Statement of Additional Information. Each such note purchased by the Fund will meet the criteria established for the purchase of municipal bonds.

    The Fund may invest in unrated "non-appropriation" lease obligations or installment purchase contract obligations of municipal authorities or entities believed by NB Management to be of comparable quality to securities that are rated investment grade. There is no limitation on the percentage of the Fund's assets that may be invested in these lease obligations. A lease obligation is backed by the municipality's promise to make the payments due under the lease obligation. Lease obligations containing "non-appropriation" clauses provide that the municipality has no obligation to make lease installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis.

    The Fund may invest in zero coupon bonds. A zero coupon bond pays no interest in cash to its holder during its life, although interest is accrued during that period. Its value to an investor consists of the difference between its face value at the time of maturity and the price at which it was issued, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price).

    The Fund may also engage in interest rate and other hedging and risk management transactions; purchase and sell options (including swaps, caps, floors and collars) on municipal bonds and on indices based on municipal bonds; and purchase and sell municipal bonds on a "when-issued" or "delayed delivery" basis. In general, the Fund may purchase and sell (or write) options on up to 20% of its total assets. The Securities and Exchange Commission requires that obligations of investment companies such as the Fund, in connection with options sold, must comply with certain segregation or cover requirements, which are more fully described in the Statement of Additional Information. The Fund may engage in these transactions both for speculative purposes and as a means to hedge risk. The Fund may also engage, to a limited extent, in financial futures contracts and related options contracts for hedging purposes. The Fund may also hold securities or use investment techniques that provide for payments based on or "derived" from the performance of an underlying asset, index or other economic benchmark. Although NB Management believes that these investment practices may further the Fund's investment objective, no assurance can be given that these investment practices will achieve this result. See the Statement of Additional Information for a further description of these investment practices.

SELECTION OF INVESTMENTS

    NB Management selects securities for the Fund's portfolio that it believes entail reasonable credit risk considered in relation to the particular investment policies of the Fund. As a result, the Fund does not necessarily invest in the highest yielding municipal bonds permitted by its investment policies if NB Management determines that market risks or credit risks associated with such investments would subject the Fund's portfolio to excessive risk. The potential for realization of capital gains resulting from possible changes in interest rates is not a major consideration. The Fund's policy is to invest at least 80% of its total assets in municipal bonds with remaining maturities of less than 15 years. The Fund seeks to maintain a dollar-weighted average duration between three and eight years. For this purpose, any scheduled principal prepayments on municipal bonds are reflected in the calculation of dollar-weighted average duration. NB Management may adjust the average duration of the Fund's portfolio from time to time, depending on its assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates. Duration is a measure of a security's sensitivity to changes in market interest rates that takes account of all payments of principal and interest scheduled to occur over the life of the security.

    From time to time, the Fund may invest in securities of a municipal issuer, most or all of which is held by the Fund, by itself or together with other funds or accounts managed by NB Management. If the other funds holding the securities are open-end investment companies, they may need to liquidate their assets to meet shareholder redemptions, which could adversely affect the value of the same securities held by the Fund. Because there may be relatively few potential purchasers for such investments and, in some cases, there may be contractual restrictions on resales, the Fund may find it more difficult to sell such securities at a time when NB Management believes it is advisable to do so.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS

    The Fund may purchase municipal bonds on a "when-issued" and "delayed delivery" basis. No income accrues to the Fund on municipal bonds in connection with such transactions prior to the date the Fund actually takes delivery of such securities. These transactions are subject to market fluctuations; the value of the municipal bonds at delivery may be more or less than their purchase price, and yields generally available on municipal bonds when delivery occurs may be higher than yields on the municipal bonds obtained pursuant to such transactions. Because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, however, it will maintain, in a segregated account, cash or liquid securities having a value equal to or greater than the Fund's purchase commitments, which are marked to market daily, pursuant to guidelines established by the Board of Directors. The Fund will make commitments to purchase municipal bonds on such basis only with the intention of actually acquiring these securities, but the Fund may sell such securities prior to the settlement date if such sale is considered to be advisable.

    To the extent that the Fund engages in "when-issued" and "delayed delivery" transactions, it will do so for the purpose of acquiring securities for the Fund's portfolio consistent with the Fund's investment objective and policies. However, purchases of securities on such basis may involve more risk than other types of purchases. For example, if the Fund determines it is necessary to sell the "when-issued" or "delayed delivery" securities before delivery, it may realize a gain or incur a loss because of market fluctuations since the time the commitment to purchase such securities was made. Subject to the requirement of maintaining a segregated account, no specified limitation exists as to the percentage of the Fund's assets which may be used to acquire securities on a "when-issued" or "delayed delivery" basis. Use of these techniques has a leverage-like effect on the Fund.

    For more information, see "Investment Policies and Techniques--Special Considerations Relating to Municipal Securities" in the Statement of Additional Information.

OTHER FORMS OF LEVERAGE AND BORROWINGS

    In addition to the issuance of AMPS, the Fund may use a variety of additional strategies to add leverage to the portfolio. These include the use of options, futures contracts, residual interest bonds and other derivative instruments. Additional leverage will increase the volatility of the Fund's investment portfolio and could result in larger losses than if the strategies were not used.

    The Securities and Exchange Commission does not consider derivative instruments used by the Fund to constitute senior securities (and they will not be subject to the Fund's limitations on borrowings) to the extent that the Fund segregates liquid assets at least equal in amount to its obligations under the instruments, or enters into offsetting transactions or owns positions covering its obligations. For instance, the Fund may cover its position in a forward purchase commitment by segregating liquid assets in an amount sufficient to meet the purchase price. The Fund has no current intention to use such instruments to an extent that would put more than 5% of its net assets at risk.

    The Fund also may borrow money in order to repurchase its shares or as a temporary measure for extraordinary or emergency purposes, including for the payment of dividends or the settlement of securities transactions which otherwise might require untimely dispositions of Fund securities.

                                     RISKS

    Risk is inherent in all investing. Investing in any investment company security involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in AMPS.

    LEVERAGE RISK. The Fund uses financial leverage for investment purposes by issuing AMPS. It is currently anticipated that, taking into account the AMPS being offered in this prospectus, the amount of leverage will represent approximately 38% of the Fund's net assets.

    The Fund's leveraged capital structure creates special risks not associated with unleveraged funds having similar investment objectives and policies. These include the possibility of higher volatility of the net asset value of the Fund and the AMPS' asset coverage. There can be no assurance that the Fund's leveraging strategies involving AMPS or derivatives will be successful. While the Fund may from time to time consider reducing leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and net asset value associated with leverage, there can be no assurance that the Fund will actually reduce leverage in the future. As long as the AMPS are outstanding, the Fund does not intend to utilize other forms of leverage.

    The Fund may invest in the securities of other investment companies. Such securities may also be leveraged and will therefore be subject to the leverage risks described above. The shares of other investment companies are subject to the management fees and other expenses of those funds. Therefore, investments in other investment companies will cause the Fund to bear proportionately the costs incurred by the other investment companies' operations. If these other investment companies engage in leverage, the Fund, as a stockholder, would bear its proportionate share of the cost of such leveraging.

The Fund may also invest in investment companies whose income distributions are not exempt from federal income tax, and if it does, some of the Fund's income distributions may be taxable.

    Because the fee paid to NB Management will be calculated on the basis of the Fund's Managed Assets (which includes the liquidation preference of the AMPS), the fee will be higher when leverage is utilized, giving NB Management an incentive to utilize leverage.

    INTEREST RATE RISK. The Fund issues AMPS, which pay dividends based on short-term interest rates, and uses the proceeds to buy municipal obligations that pay interest based on longer-term yields. Longer-term municipal obligation yields are typically, although not always, higher than short-term interest rates. Both long-term and short-term interest rates may fluctuate. If short-term interest rates rise, AMPS rates may rise such that the amount of dividends paid to Preferred Stockholders exceeds the income from the portfolio securities purchased with the proceeds from the sale of AMPS. Because income from the Fund's entire investment portfolio (not just the portion purchased with the proceeds of the AMPS offering) is available to pay AMPS dividends, however, AMPS dividend rates would need to greatly exceed the Fund's net portfolio income before the Fund's ability to pay AMPS dividends would be jeopardized. If long-term rates rise, the value of the Fund's investment portfolio will decline, reducing the amount of assets serving as asset coverage for the AMPS.

    AUCTION RISK. Preferred Stockholders may not be able to sell AMPS at an auction if the auction fails; that is, if there are more AMPS offered for sale than there are buyers for those AMPS. Also, if a hold order is placed at an auction (an order to retain AMPS) only at a specified rate, and that bid rate exceeds the rate set at the auction, the AMPS will not be retained. Additionally, if you elect to buy or retain AMPS without specifying a rate below which you would not wish to continue to hold those AMPS, and the auction sets a rate below the current market rate, you may receive a lower rate of return on your AMPS than the market rate. Finally, the dividend period may be changed, subject to certain conditions and with notice to the holders of the AMPS, which could also affect the liquidity of your investment. See "Description of AMPS" and "The Auction--Auction Procedures."

    SECONDARY MARKET RISK. If you try to sell your AMPS between auctions, you may not be able to sell any or all of your shares, or you may not be able to sell them for $25,000 per share or $25,000 per share plus accumulated dividends. If the Fund has designated a special rate period (a dividend period of more than seven days in the case of the Series A AMPS and 28 days in the case of the Series B AMPS), changes in interest rates are more likely to affect the price you would receive if you sold your shares in the secondary market. You may transfer shares outside of auctions only to or through a broker-dealer that has entered into an agreement with the Auction Agent and the Fund or other person as the Fund permits. The Fund does not anticipate imposing significant restrictions on transfers to other persons. However, unless any such other person has entered into a relationship with a broker-dealer that has entered into a broker-dealer agreement with the Auction Agent, that person will not be able to submit bids at auctions with respect to AMPS. Broker-dealers that maintain a secondary trading market for AMPS are not required to maintain this market, and the Fund is not required to redeem shares either if an auction or an attempted secondary market sale fails because of a lack of buyers. AMPS are not listed on a stock exchange or the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") stock market. If you sell your AMPS to a broker-dealer between auctions, you may receive less than the price you paid for them, especially when market interest rates have risen since the last auction and during a special rate period.

    RATINGS AND ASSET COVERAGE RISK. While it is a condition to the closing of the offering that Moody's and Fitch assign a rating of "Aaa" and "AAA," respectively, to the AMPS, the ratings do not eliminate or necessarily mitigate the risks of investing in AMPS. A rating agency could downgrade AMPS, which may make AMPS less liquid at an auction or in the secondary market, although the downgrade would probably result in higher dividend rates. If a rating agency downgrades AMPS of the

Fund, the Fund will alter its portfolio or redeem AMPS. See "Description of AMPS--Rating Agency Guidelines and Asset Coverage" for a description of the asset tests the Fund must meet.

GENERAL RISKS OF INVESTING IN THE FUND

    An investment in the Fund is subject to, among other things, market discount risk, interest rate risk, credit risk, municipal bond market risk, reinvestment risk, leverage risk, inflation risk, liquidity risk, derivatives risk and management risk. An investment in AMPS will also be subject to the risk associated with the fact that the Fund is recently organized. These risks are summarized below.

    LIMITED OPERATING HISTORY. The Fund is a recently organized, diversified, closed-end management investment company that has been operational only since September 27, 2002.

    INTEREST RATE RISK. Interest rate risk is the risk that bonds (and the Fund's net assets) will decline in value because of changes in market interest rates. Generally, municipal bonds will decrease in value when interest rates rise and increase in value when interest rates decline. This means that the net asset value of the Common Shares will fluctuate with interest rate changes and the corresponding changes in the value of the Fund's municipal bond holdings. Because the Fund will invest primarily in intermediate-term bonds, the Common Share net asset value and market price per share will fluctuate more in response to changes in market interest rates than if the Fund invested primarily in shorter-term bonds. The Fund's use of leverage, as described below, will tend to increase Common Share interest rate risk.

    INCOME RISK. The Fund's income is based primarily on the interest it earns from its investments, which can vary widely over the short term and long term. If interest rates drop, the Fund's income available over time to make dividend payments with respect to AMPS could drop as well if the Fund purchases securities with lower interest coupons.

    CALL RISK. If interest rates fall, it is possible that issuers of callable bonds with higher interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to replace such called security with a lower-yielding security.

    LIQUIDITY RISK. The market for municipal obligations may be less liquid than for corporate bonds. The market for special obligation bonds, lease obligations, participation certificates and variable rate instruments, which the Fund may purchase, may be less liquid than for general obligation bonds. Liquid secondary trading in unrated municipal obligations may not exist. The Fund may not be able to sell these securities when NB Management determines it is appropriate. When the Fund has a need to raise cash, NB Management may be forced to sell from the portfolio some securities it would prefer to retain.

    Less liquid markets tend to be more volatile and react more negatively to adverse publicity and investor perception than more liquid markets. If markets are less liquid, the Fund may not be able to dispose of municipal obligations in a timely manner and at the price at which the Fund is carrying it. There may be no established trading markets for certain municipal obligations, and trading in these securities may be relatively inactive. Some of the Fund's investments may be restricted as to resale. Although restricted securities may be sold in private transactions, a security's value may be less than the price originally paid by the Fund. Valuing illiquid or restricted securities is difficult, and NB Management's judgment may play a greater role in their valuation.

    CREDIT RISK. The Fund could lose money if the issuer of a municipal bond, or the counterparty to a derivatives contract or other obligation, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In general, lower-rated municipal bonds carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Fund's net asset value or distributions.

    Securities rated "BBB" by S&P are regarded by S&P as having an adequate capacity to pay interest and repay principal; whereas such securities normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Securities rated "Baa" by Moody's are regarded by Moody's as being medium-grade obligations; they are neither highly protected nor poorly secured. Although interest payments and principal payments for these securities appear adequate for the present, they may lack certain protective elements or may be characteristically unreliable over any great length of time. They also may lack outstanding investment characteristics and may have speculative characteristics. The Fund may be more dependent upon NB Management's investment analysis of unrated municipal bonds than is the case with rated municipal bonds.

    The Fund may invest up to 20% of its total assets in municipal bonds that at the time of investment are rated Ba/BB or B by Moody's, S&P or Fitch or that are unrated but judged to be of comparable quality by NB Management. These bonds, which are below-investment grade, are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are commonly referred to as "junk bonds." These securities are subject to a greater risk of default. The prices of these lower-grade bonds are more sensitive to negative developments, such as a decline in the issuer's revenues or a general economic downturn, than are the prices of higher-grade securities. Lower-grade securities tend to be less liquid than investment grade securities and the market values of lower-grade securities tend to be more volatile than investment-grade securities.

    MUNICIPAL BOND MARKET RISK. Investing in the municipal bond market involves certain risks. The amount of public information available about the municipal bonds in the Fund's portfolio is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of NB Management than would be a stock fund or taxable bond fund. The secondary market for municipal bonds, particularly the below-investment grade bonds in which the Fund may invest, also tends to be less well-developed or liquid than many other securities markets, which may adversely affect the Fund's ability to sell its bonds at attractive prices.

    The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations. Such laws, or political considerations, might constrain the ability of municipal issuers to levy taxes. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays in collecting principal and interest and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of, and manage, the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses. Any income derived from the Fund's ownership or operation of such assets may not be tax-exempt.

    The recent economic downturn, which is of uncertain duration, has absorbed the reserves that many states and municipalities had accumulated during the long economic expansion of the 1990's and has unbalanced many state and municipal budgets. Because the disclosure requirements for issuers of municipal securities are more limited than those for issuers of other securities, it may be more difficult to discern accurately the financial condition of a municipal issuer in times of significant economic change. Furthermore, because this downturn follows a long expansion, some municipal finance officers may have limited experience in responding to such a situation. If the economy remains slow, it could also impact many private enterprises whose revenues support private activity bonds or form a critical part of the tax base of a state or municipality. Strife in the Middle East could substantially increase the price of oil and thus gasoline, which is an important expense for many municipalities.

    TERRORISM RISKS. Municipal securities are subject to a risk that terror attacks could result in substantial loss of life, damage the local economy and damage or destroy significant portions of the municipal infrastructure. The impact of these events may extend beyond the immediately-affected area and beyond the time of the attack. Businesses that leave an affected area in the wake of such an attack may not return, and economic activity may slow if tourists and local consumers avoid the affected city. These events could severely affect the tax base of a particular issuer of municipal securities and could damage or destroy a facility whose revenues support the payment of particular municipal securities. These attacks, and measures taken to prevent them, may also impose substantial overtime costs on municipal budgets. See "Recent Developments."

    HIGH YIELD RISK. Investing in high yield bonds involves additional risks, including credit risk. The value of high yield, lower-quality bonds is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high yield bonds are not as strong financially as those with higher credit ratings, so their bonds are usually considered speculative investments. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments. Investments in lower-grade securities will expose the Fund to greater risks than if the Fund owned only higher-grade securities.

    REINVESTMENT RISK. Reinvestment risk is the risk that income from the Fund's municipal bond portfolio will decline if and when the Fund invests the proceeds from matured, traded or called bonds at market interest rates that are below the portfolio's current earnings rate. A decline in income could affect the Common Shares' market price or their overall return.

    INFLATION RISK. Inflation risk is the risk that the value of assets or income from the Fund's investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real, or inflation-adjusted, value of the Common Shares and distributions can decline, and the dividend payments on the Fund's AMPS, if any, or interest payments on Fund borrowings, if any, may increase.

    MANAGEMENT RISK. The Fund is subject to management risk because it has an actively-managed investment portfolio. NB Management and the portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

    ECONOMIC SECTOR AND GEOGRAPHIC RISK. The Fund may invest 25% or more of its total assets in municipal obligations of issuers in the same state (or U.S. territory) or in municipal obligations in the same economic sector, including without limitation the following: lease rental obligations of state and local authorities; obligations dependent on annual appropriations by a state's legislature for payment; obligations of state and local housing finance authorities; municipal utilities systems or public housing authorities; obligations of hospitals or life-care facilities; and industrial development or pollution control bonds issued for electrical utility systems, steel companies, paper companies or other purposes. This may make the Fund more susceptible to adverse economic, political or regulatory occurrences affecting a particular state or economic sector. For example, health-care related issuers are susceptible to Medicare, Medicaid and other third-party payor reimbursement policies, and national and state health care legislation. As concentration increases, so does the potential for fluctuation in the net asset value of the Common Shares.

    RISKS OF CERTAIN INVESTMENTS OF THE FUND. In addition to the risks described above, the Fund's investments are subject to certain other kinds of risk, such as:

    - NB Management's judgment about the attractiveness, value or income potential of a particular municipal obligation may prove to be incorrect;

    -  municipal obligations may fall out of favor with investors;

    - a rise in interest rates could cause the value of the Fund's portfolio generally to decline;

    - unfavorable legislation may affect the tax-exempt status of municipal obligations; and

    - unfavorable regulatory action could affect the tax-exempt status of a particular security or type of security held by the Fund.

    The Fund may invest more than 25% of its assets in municipal obligations that finance the same or similar types of facilities or issuers located in the same state. If the Fund invests more than 25% of its assets in such segments, it will be more susceptible to economic, business, political, regulatory and other developments generally affecting issuers in those segments of the municipal market.

    The Fund may invest in unrated "non-appropriation" lease obligations or installment purchase contract obligations of municipal authorities or entities believed by NB Management to be of comparable quality to securities that are rated investment grade. Regardless of the issuer's creditworthiness, it is possible that a municipality will fail to appropriate money in the future because of political changes, changes in the economic viability of a project or general economic changes. While these lease obligations generally are secured by a lien on the leased property, disposing of foreclosed property could be costly and time-consuming, and the Fund may not recoup its original investment.

    The Fund may invest in zero coupon bonds. Because these securities usually trade at a deep discount, they will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, zero coupon securities eliminate the reinvestment risk and lock in a rate of return to maturity.

    Some of the Fund's income may be subject to federal taxation. The Fund may realize taxable gain on some of its securities, and some of the Fund's income may be a Tax Preference Item.

    The Fund may acquire securities on a "when-issued" or "delayed delivery" basis. Subject to the requirement of maintaining a segregated account, no specified limitation exists as to the percentage of the Fund's assets which may be used to acquire securities on a "when-issued" or "delayed delivery" basis. If a significant percentage of the Fund's assets are committed to the purchase of securities on a "when-issued" and/or "delayed delivery" basis, the volatility of the Fund's net asset value may increase and the flexibility to manage the Fund's investments may be limited. Engaging in "when-issued" and "delayed delivery" transactions has a leverage-like effect on the Fund.

    The Fund may invest in derivatives. A derivative contract will obligate or entitle the Fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities or indices. Even a small investment in derivative contracts can have a big impact on the Fund's interest-rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed-income securities. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets. The use of derivatives may produce taxable income.

    RECENT DEVELOPMENTS. As a result of the terrorist attacks on the World Trade Center and the Pentagon on September 11, 2001, some of the U.S. securities markets were closed for a four-day period. These terrorist attacks and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. A similar disruption of the financial markets could impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to the securities.

    Please see "Investment Objective and Policies" in the Statement of Additional Information for additional information regarding the investments of the Fund and their related risks.

                           HOW THE FUND MANAGES RISK

INVESTMENT LIMITATIONS

    The Fund has adopted certain investment limitations designed to limit investment risk and maintain portfolio diversification. These limitations are fundamental and may not be changed without the approval of the holders of a majority of the outstanding Common Shares and, if issued, AMPS voting as a single class, as well as by the vote of a majority of the outstanding AMPS tabulated separately. A "majority of the outstanding" shares means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy, or (ii) more than 50% of the shares, whichever of (i) or (ii) is less. The Fund may not invest more than 25% of total Fund assets in securities of issuers having their principal business activities in any one industry. However, the Fund may from time to time invest more than 25% of its total assets in a particular segment of the municipal obligations market or in obligations of issuers located in the same state. Municipalities are not considered to be in any industry; however, where a municipal security is supported only by the income from a particular enterprise or the assets of a particular private company, the Fund will treat that enterprise or company as the issuer for purposes of this limitation. The Fund also may not invest more than 5% of total Fund assets in securities of any one issuer, except that this limitation does not apply to bonds issued by the U.S. Government, its agencies and instrumentalities or to the investment of 25% of the Fund's total assets in shares of other registered investment companies. The Fund may become subject to guidelines that are more limiting than the investment restrictions set forth above in order to obtain and maintain ratings from Moody's or Fitch on AMPS. See the Statement of Additional Information for a complete list of the fundamental and non-fundamental investment policies of the Fund.

    The Fund may use various investment strategies designed to limit the risk of bond price fluctuations. These hedging strategies include purchasing put and call options and using financial futures contracts and related options contracts. See "Investment Policies and Techniques" in the Statement of Additional Information.

QUALITY OF INVESTMENTS

    The Fund will invest at least 80% of its total assets in municipal bonds of investment grade at the time of investment. Investment grade means that such bonds are rated by national rating agencies within the four highest grades (rated Baa or BBB or better by Moody's, S&P & Fitch) or are unrated but judged to be of comparable quality by NB Management.

LIMITED ISSUANCE OF AMPS

    Under the 1940 Act, the Fund could issue AMPS having a total liquidation value (original purchase price of the shares being liquidated plus any accrued and unpaid dividends) of up to one-half of the value of the net assets of the Fund following such issuance. To the extent that the Fund has outstanding any senior securities representing indebtedness (such as through the use of derivative instruments that constitute senior securities), the aggregate amount of such senior securities will be added to the total liquidation value of any outstanding AMPS for purposes of this asset-coverage requirement. If the total liquidation value of the AMPS plus the aggregate amount of such other senior securities were ever more than one-half of the value of the Fund's total net assets, the Fund would not be able to declare distributions on the Common Shares until such liquidation value and/or aggregate amount of other senior securities, as a percentage of the Fund's total assets, were reduced.

    Although the 1940 Act permits the Fund to issue AMPS having a total liquidation value of up to one-half the net assets of the Fund, the Fund currently intends to issue AMPS with a total liquidation value of only 38% of the Fund's its net assets. This higher than required margin of net asset value provides a cushion against later fluctuations in the value of the Fund's portfolio and will subject Common Stockholders to less income and net asset value volatility than if the Fund were more highly leveraged through AMPS. It also gives the Fund flexibility to utilize other forms of leverage (such as derivatives) in addition to AMPS from time to time in accordance with the 1940 Act asset-coverage requirements that may be more efficient or cost-effective sources of leverage than AMPS under the circumstances. The Fund intends to purchase or redeem AMPS, if necessary, to keep the liquidation value of the AMPS plus the aggregate amount of other senior securities representing indebtedness below one-half of the value of the Fund's net assets.

MANAGEMENT OF INVESTMENT PORTFOLIO AND CAPITAL STRUCTURE TO LIMIT LEVERAGE RISK

    The Fund may take certain actions if short-term interest rates increase or market conditions otherwise change (or the Fund anticipates such an increase or change) and the Fund's leverage begins (or is expected) to adversely affect Common Stockholders. In order to attempt to offset such a negative impact of leverage on Common Stockholders, the Fund may shorten the average duration of its investment portfolio (by investing in short-term securities or implementing certain hedging strategies) or may extend the maturity of outstanding AMPS. The Fund also may attempt to reduce leverage by redeeming or otherwise purchasing AMPS or by reducing any holdings in instruments that create leverage. As explained above under "Risks--Leverage Risk," the success of any such attempt to limit leverage risk depends on NB Management's ability to accurately predict interest rate or other market changes. Because of the difficulty of making such predictions, the Fund may not be successful in managing its interest rate exposure in the manner described above.

    If market conditions suggest that additional leverage would be beneficial, the Fund may sell previously unissued AMPS or AMPS that the Fund previously issued but later repurchased, or utilize other forms of leverage, such as derivative instruments.

HEDGING AND RELATED STRATEGIES

    The Fund may use various investment strategies designed to limit the risk of price fluctuations of its portfolio securities and to preserve capital. Hedging strategies that the Fund may use include: financial futures contracts; short sales; swap agreements or options thereon; options on financial futures; and options based on either an index of municipal securities or taxable debt securities whose prices, NB Management believes, correlate with the prices of the Fund's investments. Income earned by the Fund from many hedging activities will be treated as capital gain and, if not offset by net realized capital loss, will be distributed to stockholders in taxable distributions. If effectively used, hedging strategies will offset in varying percentages losses incurred on the Fund's investments due to adverse interest rate changes. There is no assurance that these hedging strategies will be available at any time or that NB Management will determine to use them for the Fund or, if used, that the strategies will be successful.

                             MANAGEMENT OF THE FUND

DIRECTORS AND OFFICERS

    The Board of Directors is broadly responsible for the management of the Fund, including general supervision of the duties performed by NB Management and Neuberger Berman. The names and business addresses of the Directors and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under "Management of the Fund" in the Statement of Additional Information.

INVESTMENT MANAGER

    NB Management serves as the investment manager of the Fund. Subject to the general supervision of the Board of Directors, NB Management is responsible for managing the investment activities of the Fund and the Fund's business affairs and other administrative matters. NB Management is located at 605 Third Avenue, New York, New York 10158-0180.

    Continuing an asset management history that began in 1939, NB Management provides investment management and advisory services to several open-end investment company clients and to individuals investing in mutual funds. As of September 30, 2002, NB Management and its affiliates had approximately
$53.6 billion in assets under management.

    NB Management has retained Neuberger Berman to serve as sub-adviser to the Fund. See "Sub-Adviser" below. Neuberger Berman and NB Management are wholly-owned subsidiaries of Neuberger Berman Inc., a publicly-owned holding company, located at 605 Third Avenue, New York, New York 10158-3698.

    Theodore P. Giuliano, Thomas J. Brophy and Lori Canell have primary responsibility for the day-to-day portfolio management of the Fund.
Mr. Giuliano, a Vice President and Director of NB Management and a Managing Director of Neuberger Berman, is the manager of the Fixed Income Group of Neuberger Berman, which he helped establish in 1984. Mr. Brophy and Ms. Canell are Vice Presidents of NB Management. Mr. Brophy and Ms. Canell are also Managing Directors of Neuberger Berman. Mr. Brophy has been a portfolio manager and a credit analyst for Neuberger Berman since 1998. From 1997 to 1998, he was employed by Columbus Circle Investors, Inc. LP as a Vice President. Ms. Canell joined Neuberger Berman in 1995.

SUB-ADVISER

    NB Management has retained Neuberger Berman 605 Third Avenue, New York, New York 10158-3698, to serve as the Fund's sub-adviser, responsible for providing investment recommendations and research.

    NB Management (and not the Fund) will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services. Neuberger Berman also serves as sub-adviser for all of the open-end investment companies and the other closed-end investment companies managed by NB Management. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

MANAGEMENT AGREEMENT

    Pursuant to an investment management agreement between NB Management and the Fund (the "Management Agreement"), the Fund has agreed to pay NB Management a management fee payable on a monthly basis at the annual rate of .25% of the Fund's average daily total assets minus liabilities other than any aggregate indebtedness that may be entered into for purposes of leverage ("Managed Assets") for the services and facilities it provides. The liquidation preference of the AMPS is not a liability. Pursuant to an administration agreement between NB Management and the Fund, the Fund has agreed to pay NB Management an administration fee payable on a monthly basis at the annual rate of .30% of the Fund's average daily Managed Assets.

    In addition to the fees of NB Management, the Fund pays all other costs and expenses of its operations, including compensation of its Directors (other than those affiliated with NB Management), custodial expenses, transfer agency and dividend disbursing expenses, legal fees, expenses of independent auditors, expenses of repurchasing shares, expenses of issuing any AMPS, expenses of preparing, printing and distributing prospectuses, stockholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any.

    NB Management has contractually agreed to waive a portion of the management fees it is entitled to receive from the Fund in the amounts, and for the time periods, set forth below (covering commencement of the Fund's operations through October 31, 2011):

                                            PERCENTAGE WAIVED (ANNUAL RATE AS A       PERCENTAGE WAIVED (ANNUAL RATE AS A
                                          PERCENTAGE OF NET ASSETS ATTRIBUTABLE TO  PERCENTAGE OF NET ASSETS ATTRIBUTABLE TO
FISCAL PERIOD                                    COMMON SHARES--ASSUMING NO               COMMON SHARES--ASSUMING THE
ENDING OCTOBER 31,                            AMPS ARE ISSUED OR OUTSTANDING)                 ISSUANCE OF AMPS(2))
------------------                        ----------------------------------------  ----------------------------------------
2002(1).................................                              .25%                                      .40%
2003....................................                              .25%                                      .40%
2004....................................                              .25%                                      .40%
2005....................................                              .25%                                      .40%
2006....................................                              .25%                                      .40%
2007....................................                              .25%                                      .40%
2008....................................                              .20%                                      .32%
2009....................................                              .15%                                      .24%
2010....................................                              .10%                                      .16%
2011....................................                              .05%                                      .08%

-------------------

(1)  From the commencement of the Fund's operations.
(2) Assumes the issuance of AMPS in an amount equal to 38% of the Fund's net assets (after issuance).

    NB Management has not agreed to waive any portion of its fees beyond October 31, 2011.

    Because the fees received by NB Management are based on the Managed Assets of the Fund (including assets represented by AMPS and any leverage created thereby), NB Management has a financial incentive for the Fund to issue AMPS, which may create a conflict of interest between NB Management and the holders of the Fund's Common Shares.

                              DESCRIPTION OF AMPS

    The following is a brief description of the terms of the AMPS. This description does not purport to be complete and is subject to and qualified in its entirety by reference to the more detailed description of the AMPS in the Fund's Articles Supplementary, which is attached as Appendix A to the Statement of Additional Information.

GENERAL

    Under the Articles, the Fund is authorized to issue up to 1,000,000,000 shares of capital stock, all of it originally designated Common Shares. Pursuant to the Articles, the Board may classify or reclassify any unissued shares of capital stock without a stockholder vote into one or more classes of preferred or other stock. All AMPS will have a liquidation preference of $25,000 per share plus an amount equal to accumulated but unpaid dividends (whether or not earned or declared by the Fund, but excluding interest thereon).

    AMPS will rank on parity with shares of any other class or series of preferred stock of the Fund as to the payment of dividends and the distribution of assets upon liquidation. All AMPS carry one vote per share on all matters on which such shares are entitled to be voted. AMPS will, when issued, be fully paid and non-assessable and have no preemptive, exchange, conversion or cumulative voting rights.

DIVIDENDS AND RATE PERIODS


    GENERAL. The following is a general description of dividends and rate periods for the AMPS. The initial rate period for the Series A AMPS will be 35 days and the dividend rate for this period will be 1.20%. The initial rate period for the Series B AMPS will be 39 days and the initial dividend rate for this period will be 1.20%. Subsequent rate periods normally will be seven days for the Series A AMPS and 28 days for the Series B AMPS, and the dividend rate for each such period will be determined by auction. The Fund, subject to certain conditions, may change the length of subsequent rate periods, depending on its needs and NB Management's outlook for interest rates, by designating them as special rate periods. See "Designation of Special Rate Periods" below.


    DIVIDEND PAYMENT DATES. Dividends on AMPS will be payable, when, as and if declared by the Board, out of legally available funds in accordance with the Fund's Articles and applicable law. Dividend periods generally will begin on the first business day after an auction. If dividends are payable on a day that is not a business day, then dividends will generally be payable on the next day if such day is a business day, or as otherwise specified in the Articles Supplementary.

    Dividends will be paid through DTC on each dividend payment date. The dividend payment date will normally be the first business day after the dividend period ends. DTC, in accordance with its current procedures, is expected to distribute dividends received from the Auction Agent in same-day funds on each dividend payment date to agent members (members of DTC that will act on behalf of existing or potential Preferred Stockholders. These agent members are in turn expected to distribute such dividends to the persons for whom they are acting as agents. However, the current Broker-Dealer has indicated to the Fund that dividend payments will be available in same-day funds on each dividend payment date to customers that use a Broker-Dealer or a Broker-Dealer's designee as agent member.

    CALCULATION OF DIVIDEND PAYMENT. The Fund computes the amount of dividends per share payable on AMPS by multiplying the applicable rate in effect by a fraction. The numerator of this fraction will normally be the number of days in the dividend period or part thereof, and the denominator of the fraction will be 365 for any dividend period other than a special dividend period. This rate is multiplied by $25,000 to arrive at the dividends per share.

    Dividends on AMPS will accumulate from the date of original issue. For each dividend payment period after the initial rate period, the dividend will be the dividend rate determined at auction, except as described below. The dividend rate that results from an auction will not be greater than the maximum rate.

    The maximum applicable rate for any regular rate period will be the applicable percentage (set forth in the Applicable Percentage Payment Table below) of the reference rate (set forth in the Reference Rate Table below) for the applicable rate period. If notice of a special dividend period is delivered that specifies a maximum applicable rate for the special dividend period, the applicable percentage is determined on the day that the notice is delivered.

    The applicable percentage will be determined based on the lower of the credit rating or ratings assigned to the AMPS by Moody's or Fitch. If Moody's or Fitch or both shall not make such rating available, the rate shall be determined by reference to equivalent ratings issued by a substitute rating agency. As shown in the following table, the applicable percentage also depends on whether or not the Fund has notified the Auction Agent prior to the auction of the Fund's intent to allocate to such shares income that is taxable for federal income tax purposes.

                      APPLICABLE PERCENTAGE PAYMENT TABLE

                             CREDIT RATINGS
------------------------------------------------------------------------  APPLICABLE PERCENTAGE:  APPLICABLE PERCENTAGE:
              MOODY'S                               FITCH                    NO NOTIFICATION           NOTIFICATION
-----------------------------------  -----------------------------------  ----------------------  ----------------------
           Aa3 or higher                        AA- or higher                          110%                    150%
             A3 to A1                             A- to A+                             125%                    160%
           Baa3 to Baa1                         BBB- to BBB+                           150%                    250%
            Ba3 to Ba1                           BB- to BB+                            200%                    275%
             Below Ba3                            Below BB-                            250%                    300%

    The reference rate used to determine the maximum applicable rate generally varies depending on the length of the applicable rate period, as set forth in the Reference Rate Table below:

                                     REFERENCE RATE TABLE
----------------------------------------------------------------------------------------------
              RATE PERIOD                                     REFERENCE RATE
----------------------------------------    --------------------------------------------------
28 days or less                                       Greater of:
                                                   -  "AA" Composite Commercial Paper Rate
                                                   -  Taxable Equivalent of the Short-Term
                                                      Municipal Bond Rate
29 days to 182 days                                   "AA" Composite Commercial Paper Rate
183 days to 364 days                                  Treasury Bill Rate
365 days or more                                      Treasury Note Rate


    For a special rate period, the reference rate will be the higher of (1) the reference rate for a rate period equal in length to the rate period then ending or (2) the reference rate for a rate period equal in length to the special rate period then beginning, determined in each case as of the auction date for the new special rate period. Special provisions apply to a rate period following a special rate period of 28 days or more until the fund conducts an auction that attracts sufficient clearing bids.

    The "AA Composite Commercial Paper Rate" is as set forth in the table below:

                   AA COMPOSITE COMMERCIAL PAPER RATE TABLE.

  RATE PERIOD              SPECIAL RATE PERIOD               AA COMPOSITE COMMERCIAL PAPER RATE*
---------------  ----------------------------------------  ----------------------------------------
28 days or less  48 days or fewer                                        30-day rate
                 49 days to 69 days                                      60-day rate
                 70 days to 84 days                           Average of 60-day and 90-day rates
                 85 days to 98 days                                      90-day rate
                 99 days to 119 days                         Average of 90-day and 120-day rates
                 120 days to 140 days                                    120-day rate
                 141 days to 161 days                        Average of 120-day and 180-day rates
                 162 days to 182 days                                    180-day rate

-------------------

  *  Rates stated on a discount basis

    The AA Composite Commercial Paper Rate is the rate on commercial paper issued by corporations whose bonds are rated AA by S&P, as made available by the Federal Reserve Bank of New York. If the Federal Reserve Bank of New York does not make available any such rate, the rate shall be the average rate quoted on a discount basis to the Auction Agent at the close of business on the business day next preceding such date by commercial paper dealers designated by the Fund. If any commercial paper dealer does not quote a rate, the rate shall be determined by quotes provided by the remaining commercial paper dealers.


    "Taxable Equivalent of the Short-Term Municipal Bond Rate" means 90% of an amount equal to the per annum rate payable on taxable bonds in order for such rate, on an after-tax basis, to equal the per annum rate payable on tax-exempt bonds issued by "high grade" issuers as determined in accordance with the procedures set forth in the Articles Supplementary. The calculation excludes any bonds the interest on which constitutes a Tax Preference Item. The calculation of an after-tax rate uses the maximum marginal federal individual income tax rate applicable to ordinary income or the maximum marginal federal corporate income tax rate applicable to ordinary income, whichever is greater.


    Prior to each dividend payment date, the Fund is required to deposit with the Auction Agent sufficient funds for the payment of declared dividends. The failure to make such deposit will not result in the cancellation of any auction. The Fund does not intend to establish any reserves for the payment of dividends.

    In most cases, if an auction for AMPS is not held when scheduled, the dividend rate for the corresponding rate period will be the maximum applicable rate on the date the auction was scheduled to be held.

    GROSS-UP PAYMENTS. Preferred Stockholders are entitled to receive, when, as and if declared by the Board, out of funds legally available therefor in accordance with the Articles, including the Articles Supplementary, and applicable law, dividends in an amount equal to the aggregate Gross-up Payments (as defined below) in accordance with the following:

    If, in the case of any special rate period of more than 28 rate period days, the Fund makes a Taxable Allocation to a dividend paid on AMPS without having given advance notice thereof to the Auction Agent, the Fund shall, prior to the end of the calendar year in which such dividend was paid, provide notice thereof to the Auction Agent and direct the Fund's dividend disbursing agent to send such notice with a Gross-up Payment to each holder of shares that was entitled to such dividend payment during such calendar year at such holder's address as the same appears or last appeared on the stock books of the Fund.

    If, in the case of any minimum rate period or any special rate period of 28 rate period days or fewer, the Fund allocates any net capital gain or other income taxable for federal income tax purposes to a dividend paid on AMPS without having given advance notice thereof to the Auction Agent as described below under "The Auction--Auction Procedures" (a "Taxable Allocation") solely by reason of the fact that such allocation is made retroactively as a result of the redemption of all or a portion of the outstanding AMPS or the liquidation of the Fund, the Fund will, prior to the end of the calendar year in which such dividend was paid, provide notice thereof to the Auction Agent and direct the Fund's dividend disbursing agent to send such notice with a Gross-up Payment to each holder of shares (initially Cede & Co., as nominee of DTC) that was entitled to such dividend payment during such calendar year at such holder's address as the same appears or last appeared on the stock books of the Fund.

    A "Gross-up Payment" means payment to a Preferred Stockholder of an amount which, when taken together with the aggregate amount of Taxable Allocations made to such holder to which such Gross-up Payment relates, would cause such holder's dividends in dollars (after federal income tax consequences) from the aggregate of such Taxable Allocations and the related Gross-up Payment to be equal to the dollar amount of the dividends which would have been received by such holder if the amount of the aggregate Taxable Allocations would have been excludable from the gross income of such holder for federal income tax purposes. Such Gross-up Payment shall be calculated: (a) without consideration being given to the time value of money; (b) assuming that dividends received from the Fund are not a Tax Preference Item for any holder of AMPS; and (c) assuming that each Taxable Allocation and each Gross-up Payment (except to the extent such Gross-up Payment is designated as an exempt-interest dividend under section 852(b)(5) of the Internal Revenue Code of 1986, as amended (the "Code")) would be taxable in the hands of each holder of AMPS at the maximum marginal federal income tax rate applicable to ordinary income, or net capital gain, as applicable, or the maximum marginal federal corporate income tax rate applicable to ordinary income or net capital gain, as applicable, whichever is greater, in effect at the time such Gross-up Payment is made.

    RESTRICTION ON DIVIDENDS AND OTHER DISTRIBUTIONS. While any of the AMPS are outstanding, the Fund generally may not declare, pay or set apart for payment, any dividend or other distribution in respect of its Common Shares (other than in additional Common Shares or rights to purchase Common Shares) or repurchase any of its Common Shares (except by conversion into or exchange for shares of the Fund ranking junior to the AMPS as to the payment of dividends and the distribution of assets upon liquidation) unless each of the following conditions has been satisfied:

    - In the case of the Moody's coverage requirements, immediately after such transaction, the aggregate Moody's discounted value (I.E., the aggregate value of the Fund's portfolio discounted according to Moody's criteria) would be equal to or greater than the Preferred Shares Basic Maintenance Amount (I.E., the amount necessary to pay all outstanding obligations of the Fund with respect to the AMPS, any preferred stock outstanding, expenses for the next 90 days and any other liabilities of the Fund) (see "Rating Agency Guidelines and Asset Coverage" below);

    - In the case of Fitch's coverage requirements, immediately after such transaction, the aggregate Fitch discounted value (I.E., the aggregate value of the Fund's portfolio discounted according to Fitch criteria) would be equal to or greater than the Preferred Shares Basic Maintenance Amount.

    - Immediately after such transaction, the 1940 Act Preferred Shares Asset Coverage (as defined in this prospectus under "Rating Agency Guidelines and Asset Coverage" below) is met;

    - Full cumulative dividends on the AMPS due on or prior to the date of the transaction have been declared and paid or shall have been declared and sufficient funds for the payment thereof deposited with the Auction Agent; and

    - The Fund has redeemed the full number of AMPS required to be redeemed by any provision for mandatory redemption contained in the Articles Supplementary.

    The Fund generally will not declare, pay or set apart for payment any dividend on any shares of the Fund ranking as to the payment of dividends on a parity with AMPS unless the Fund has declared and paid or contemporaneously declares and pays full cumulative dividends on the AMPS through its most recent dividend payment date. However, when the Fund has not paid dividends in full on the AMPS through the most recent dividend payment date or upon any shares of the Fund ranking, as to the payment of dividends, on a parity with AMPS through their most recent respective dividend payment dates, the amount of dividends declared per share on AMPS and such other class or series of shares will in all cases bear to each other the same ratio that accumulated dividends per share on the AMPS and such other class or series of shares bear to each other.

    DESIGNATION OF SPECIAL RATE PERIODS. The Fund, in certain circumstances, may designate any succeeding subsequent rate period as a special rate period consisting of a specified number of rate period days evenly divisible by seven, subject to certain adjustments. A designation of a special rate period shall be effective only if, among other things, (a) the Fund shall have given certain notices to the Auction Agent, which will include a report showing that, as of the third business day next preceding the proposed special rate period, the Moody's discounted value and Fitch discounted value, as applicable, at least equal the Preferred Shares Basic Maintenance Amount (b) an Auction shall have been held on the auction date immediately preceding the first day of such proposed special rate period and sufficient clearing bids shall have existed in such Auction and (c) if the Fund shall have mailed a notice of redemption with respect to any AMPS, the redemption price with respect to such shares shall have been deposited with the Auction Agent. In addition, full cumulative dividends, any amounts due with respect to mandatory redemptions and any additional dividends payable prior to such date must be paid in full or deposited with the Auction Agent. The Fund also must have portfolio securities with a discounted value at least equal to the Preferred Shares Basic Maintenance Amount. The Fund will give holders of AMPS notice of a special rate period as provided in the Articles Supplementary.

REDEMPTION

    MANDATORY REDEMPTION. In the event the Fund does not timely cure a failure to maintain (a) a discounted value of its portfolio equal to the Preferred Shares Basic Maintenance Amount in accordance with the requirements of the rating agency or agencies then rating AMPS, or (b) the 1940 Act Preferred Shares Asset Coverage, AMPS will be subject to mandatory redemption on a date specified by the Board out of funds legally available therefor in accordance with the Articles, including the Articles Supplementary, and applicable law, at the redemption price of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared by the Fund, but excluding interest thereon) to (but not including) the date fixed for redemption. Any such redemption will be limited to the number of AMPS necessary to restore the required discounted value or the 1940 Act Preferred Shares Asset Coverage, as the case may be.


    In determining the number of AMPS required to be redeemed in accordance with the foregoing, the Fund will allocate the number of shares required to be redeemed to satisfy the Preferred Shares Basic Maintenance Amount or the 1940 Act Preferred Shares Asset Coverage, as the case may be, pro rata among the AMPS of the Fund and any other preferred stock of the Fund subject to redemption or retirement. If fewer than all outstanding shares of any series are, as a result, to be redeemed, the Fund may redeem such shares pro rata from the holders in proportion to their holdings, or by other method that it deems fair and equitable.

    OPTIONAL REDEMPTION. The Fund, at its option, may redeem shares of each series of AMPS, in whole or in part, out of funds legally available therefore. Any optional redemption will occur on the second business day preceding a dividend payment date at the optional redemption price per share of $25,000 per share, plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared by the Fund, but excluding interest thereon) to (but not including) the date fixed for redemption plus the premium, if any, specified in a special redemption provision. No AMPS may be redeemed if the redemption would cause the Fund to violate the 1940 Act or applicable law. In addition, Preferred Stockholders may be entitled to receive additional dividends if the redemption causes the Fund to make a retroactive Taxable Allocation without having given advance notice to the Auction Agent. AMPS of a series may not be redeemed in part if fewer than 250 shares of that series would remain outstanding after the redemption. The Fund has the authority to redeem the AMPS for any reason. See the Articles Supplementary, attached as Appendix A to the Statement of Additional Information, for a complete listing of the circumstances in which the Fund must redeem AMPS.


LIQUIDATION

    Subject to the rights of holders of any series or class or classes of shares ranking on a parity with AMPS with respect to the distribution of assets upon liquidation of the Fund, upon a liquidation of the Fund, whether voluntary or involuntary, the holders of AMPS then outstanding will be entitled to receive and to be paid out of the assets of the Fund available for distribution to its stockholders, before any payment or distribution is made on the Common Shares, an amount equal to the liquidation preference with respect to such shares ($25,000 per share), plus an amount equal to all dividends thereon (whether or not earned or declared by the Fund, but excluding interest thereon) accumulated but unpaid to (but not including) the date of final distribution in same-day funds in connection with the liquidation of the Fund, together with any applicable Gross-up Payments in connection with the liquidation of the Fund. After the payment to the holders of AMPS of the full preferential amounts provided for as described herein, the holders of AMPS as such shall have no right or claim to any of the remaining assets of the Fund.

    Neither the sale of all or substantially all the property or business of the Fund, nor the merger or consolidation of the Fund into or with any other corporation nor the merger or consolidation of any other corporation into or with the Fund, shall be a liquidation, whether voluntary or involuntary, for the purposes of the foregoing paragraph.

RATING AGENCY GUIDELINES AND ASSET COVERAGE

    The Fund is required under Moody's and Fitch guidelines to maintain assets having in the aggregate a discounted value at least equal to the Preferred Shares Basic Maintenance Amount. (The discounted value of an asset (other than cash and cash equivalents) is a specified percentage of its full value; the concept is intended to provide increased assurance of adequate asset coverage in the face of expected or unexpected fluctuation in the value of the assets.) Moody's and Fitch have each established separate guidelines for determining discounted value. To the extent any particular portfolio holding does not satisfy the applicable rating agency's guidelines, all or a portion of such holding's value will not be included in the calculation of discounted value (as defined by such rating agency). The Moody's and Fitch guidelines impose certain diversification requirements on the Fund's portfolio. Other than as needed to meet the asset coverage tests, the Moody's and Fitch guidelines do not impose any limitations on the percentage of the Fund's assets that may be invested in holdings not eligible for inclusion in the calculation of the Discounted Value of the Fund's portfolio. The amount of ineligible assets included in the portfolio at any time may vary depending upon the rating, diversification and other characteristics of the eligible assets included in the portfolio. The Preferred Shares Basic Maintenance Amount includes the sum of (a) the aggregate liquidation preference of AMPS then outstanding and (b) certain accrued and projected dividend and other payment obligations of the Fund.

    The Fund is also required under the 1940 Act to maintain the 1940 Act Preferred Shares Asset Coverage. The Fund's 1940 Act Preferred Shares Asset Coverage is tested as of the last business day of each month in which any senior equity securities are outstanding. The minimum required 1940 Act Preferred Shares Asset Coverage amount of 200% may be increased or decreased if the 1940 Act is amended. Based on the composition of the portfolio of the Fund and market conditions as of November 30, 2002, the 1940 Act Preferred Shares Asset Coverage with respect to all of the Fund's preferred stock, assuming the issuance on that date of all AMPS offered hereby and giving effect to the deduction of related sales load and related offering costs estimated at $2,139,000 would have been computed as follows:

  Value of Fund assets less
         liabilities
   not constituting senior
          securities            =  $469,611,691 =  262%
------------------------------     -----------
Senior securities representing     $179,400,000
         indebtedness
             plus
liquidation value of the AMPS

    In the event the Fund does not timely cure a failure to maintain (a) a discounted value of its portfolio at least equal to the Preferred Shares Basic Maintenance Amount or (b) the 1940 Act Preferred Shares Asset Coverage, in each case in accordance with the requirements of the rating agency or agencies then rating AMPS, the Fund will be required to redeem AMPS as described under "Redemption--Mandatory Redemption" above.

    The Fund may, but is not required to, adopt any modifications to the guidelines that may hereafter be established by Moody's or Fitch. Failure to adopt any such modifications, however, may result in a change in the ratings described above or a withdrawal of ratings altogether. In addition, any rating agency providing a rating for AMPS may, at any time, change or withdraw any such rating. The Board may, without stockholder approval, amend, alter or repeal any or all of the definitions and related provisions which have been adopted by the Fund pursuant to the rating agency guidelines in the event the Fund receives written confirmation from Moody's or Fitch, or both, as appropriate, that any such amendment, alteration or repeal would not impair the ratings then assigned by Moody's and Fitch to AMPS.

    As described by Moody's and Fitch, a preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock obligations. The ratings on the AMPS are not recommendations to purchase, hold or sell those shares, inasmuch as the ratings do not comment as to market price or suitability for a particular investor. The rating agency guidelines described above also do not address the likelihood that an owner of AMPS will be able to sell such shares in an auction or otherwise. The ratings are based on current information furnished to Moody's and Fitch by the Fund and NB Management and information obtained from other sources. The ratings may be changed, suspended or withdrawn as a result of changes in, or the unavailability of, such information. The Common Stock has not been rated by an NRSRO.

    A rating agency's guidelines will apply to AMPS only so long as such rating agency is rating such shares. The Fund will pay certain fees to Moody's or Fitch, or both, for rating AMPS.

VOTING RIGHTS

    Except as otherwise provided in this prospectus and in the Statement of Additional Information, in the Articles, including the Articles Supplementary, or as otherwise required by law, holders of AMPS will have equal voting rights with holders of shares of Common Stock and holders of any other shares of preferred stock of the Fund (one vote per share) and will vote together with holders of shares of Common Stock and holders of any other shares of preferred stock of the Fund as a single class.

    Holders of outstanding AMPS, voting as a separate class, are entitled at all times to elect two of the Fund's Directors. The remaining Directors normally are elected by holders of Common Shares and preferred stock, including AMPS, voting together as a single class. If at any time dividends (whether or not earned or declared by the Fund, but excluding interest thereon) on outstanding preferred stock, including AMPS, shall be due and unpaid in an amount equal to two full years' dividends thereon, and sufficient cash or specified securities shall not have been deposited with the Auction Agent for the payment of such dividends, then, as the sole remedy of holders of outstanding AMPS, the number of Directors constituting the Board shall be increased by the smallest number that, when added to the two Directors elected exclusively by the holders of AMPS, as described above, would constitute a majority of the Board as so increased by such smallest number, and at a special meeting of stockholders which will be called and held as soon as practicable, and at all subsequent meetings at which Directors are to be elected, the holders of AMPS, voting as a separate class, will be entitled to elect the smallest number of additional Directors that, together with the two Directors which such holders will be in any event entitled to elect, constitutes a majority of the total number of Directors of the Fund as so increased. The terms of office of the persons who are Directors at the time of that election will continue. If the Fund thereafter shall pay, or declare and set apart for payment, in full, all dividends payable on all outstanding AMPS, the voting rights stated in the second preceding sentence shall cease, and the terms of office of all of the additional Directors elected by the holders of AMPS (but not of the Directors with respect to whose election the holders of shares of Common Stock were entitled to vote or the two Directors the holders of AMPS have the right to elect in any event), will terminate automatically.

    So long as any AMPS are outstanding, the Fund will not, without the affirmative vote or consent of the holders of at least a majority of AMPS outstanding at the time (voting together as a separate class):

    (a) authorize, create or issue, or increase the authorized or issued amount of, any class or series of shares ranking prior to or on a parity with the AMPS with respect to payment of dividends or the distribution of assets on dissolution, liquidation or winding up the affairs of the Fund, or authorize, create or issue additional shares of any series of AMPS or any other preferred stock, unless, in the case of preferred stock on a parity with the AMPS, the Fund obtains confirmation from Moody's (if Moody's is then rating the AMPS), Fitch (if Fitch is then rating the AMPS) or any substitute rating agency (if any such substitute rating agency is then rating the AMPS) that the issuance of such a class or series would not impair the rating then assigned by such rating agency to the AMPS and the Fund continues to comply with Section 13 of the 1940 Act, the 1940 Act Preferred Shares Asset Coverage requirements and the Preferred Shares Basic Maintenance Amount requirements, in which case the vote or consent of the holders of the AMPS is not required;

    (b) amend, alter or repeal the provisions of the Articles, including the Articles Supplementary, by merger, consolidation or otherwise, so as to adversely affect any preference, right or power of the AMPS or holders of AMPS; provided, however, that (i) none of the actions permitted by the exception to
(a) above will be deemed to affect such preferences, rights or powers, (ii) a division of AMPS will be deemed to affect such preferences, rights or powers only if the terms of such division adversely affect the holders of AMPS and
(iii) the authorization, creation and issuance of classes or series of shares ranking junior to the AMPS with respect to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund will be deemed to affect such preferences, rights or powers only if Moody's or Fitch is then rating the AMPS and such issuance would, at the time thereof, cause the Fund not to satisfy the 1940 Act Preferred Shares Asset Coverage or the Preferred Shares Basic Maintenance Amount;


    (c) authorize the Fund's conversion from a closed-end to an open-end investment company; or

    (d) approve any reorganization (as such term is used in the 1940 Act) adversely affecting the AMPS.


    So long as any AMPS are outstanding, the Fund shall not, without the affirmative vote or consent of the holders of at least a majority of the AMPS outstanding at the time, in person or by proxy, either in writing or at a meeting, voting as a separate class, file a voluntary application for relief under federal bankruptcy law or any similar application under state law for so long as the Fund is solvent and does not foresee becoming insolvent.


    The Fund will not approve any of the actions set forth in (a) or (b) above which adversely affects the rights expressly set forth in the Articles, including the Articles Supplementary, of a holder of shares of a series of preferred stock differently than those of a holder of shares of any other series of preferred stock without the affirmative vote or consent of the holders of at least a majority of the shares of each series adversely affected. Even with such a vote, some of the actions set forth in (a) or (b) above may not be permitted under the 1940 Act. Unless a higher percentage is provided for under the Articles, including the Articles Supplementary, the affirmative vote of the holders of a majority of the outstanding AMPS, voting together as a single class, will be required to approve any plan of reorganization (including bankruptcy proceedings) adversely affecting such shares or any action requiring a vote of security holders under Section 13(a) of the 1940 Act. Under the 1940 Act, the vote of a majority of the outstanding AMPS means the affirmative vote of the lesser of (a) 67% or more of the outstanding AMPS present at a meeting of Preferred Stockholders or represented by proxy if the holders of more than 50% of the outstanding AMPS are present or represented by proxy or (b) more than 50% of the outstanding AMPS. However, to the extent permitted by the Articles, including the Articles Supplementary, no vote of holders of Common Shares, either separately or together with holders of AMPS as a single class, is necessary to take the actions contemplated by (a) and (b) above. The holders of Common Shares may not be entitled to vote in respect of certain matters contemplated by (a) or (b) above the action would adversely affect the contract rights of the holders of Common Shares expressly set forth in the Articles.


    The foregoing voting provisions will not apply with respect to AMPS if, at or prior to the time when a vote is required, such shares shall have been
(i) redeemed or (ii) called for redemption and sufficient funds shall have been deposited in trust to effect such redemption.

                                  THE AUCTION

GENERAL

    The Articles Supplementary provide that, except as otherwise described herein, the applicable dividend rate for AMPS for each rate period after the initial rate period shall be equal to the rate per annum that the Auction Agent advises has resulted on the business day preceding the first day of such subsequent rate period (an "auction date") from implementation of the auction procedures (the "Auction Procedures") set forth in the Articles Supplementary and summarized below, in which persons determine to hold or offer to sell or, based on dividend rates bid by them, offer to purchase or sell AMPS. Each periodic implementation of the Auction Procedures is referred to herein as an "auction." See the Articles Supplementary for a more complete description of the auction process.

    AUCTION AGENCY AGREEMENT. The Fund will enter into an Auction Agency Agreement (the "Auction Agency Agreement") with the Auction Agent (currently, The Bank of New York) that provides, among other things, that the Auction Agent will follow the Auction Procedures for purposes of determining the Applicable Rate for AMPS so long as the Applicable Rate is to be based on the results of an auction.

    The Auction Agent may terminate the Auction Agency Agreement upon notice to the Fund on a date no earlier than 60 days after such notice. If the Auction Agent should resign, the Fund will use its best efforts to enter into an agreement with a successor Auction Agent containing substantially the same terms and conditions as the Auction Agency Agreement. The Fund may remove the Auction Agent provided that prior to such removal the Fund shall have entered into such an agreement with a successor Auction Agent.

    BROKER-DEALER AGREEMENTS. Each auction requires the participation of one or more Broker-Dealers. The Auction Agent will enter into agreements (collectively, the "Broker-Dealer Agreements") with one or more Broker-Dealers selected by the Fund, which provide for the participation of those Broker-Dealers in auctions for AMPS.

    The Auction Agent will pay to each Broker-Dealer after each auction, from funds provided by the Fund, a service charge at the annual rate of 1/4 of 1%, for any auction preceding a rate period of less than one year, or a percentage agreed to by the Fund and the Broker-Dealer, for any auction preceding a period of more than one year, of the liquidation preference ($25,000 per share) of the AMPS held by a Broker-Dealer's customer upon settlement in the auction.

    The Fund may request the Auction Agent to terminate one or more Broker-Dealer Agreements at any time, provided that at least one Broker-Dealer Agreement is in effect after such termination.

AUCTION PROCEDURES

    Prior to the submission deadline on each auction date for AMPS, each customer of a Broker-Dealer who is listed on the records of that Broker-Dealer (or, if applicable, the Auction Agent) as a holder of AMPS (a "Beneficial Owner") may submit orders ("Orders") with respect to such AMPS to that Broker-Dealer as follows:

    - Hold Order--indicating its desire to hold such shares without regard to the applicable rate for the next dividend period.

    - Bid--indicating its desire to sell such shares at $25,000 per share if the applicable rate for the next dividend period thereof is less than the rate specified in such bid.

    - Sell Order--indicating its desire to sell such shares at $25,000 per share without regard to the applicable rate for the next dividend period thereof.

    A beneficial owner may submit different types of orders to its Broker-Dealer with respect to different shares of a series of AMPS then held by the beneficial owner. A beneficial owner for shares of such series that submits its bid with respect to shares of such series to its Broker-Dealer having a rate higher than the maximum applicable rate for shares of such series on the auction date will be treated as having submitted a sell order to its Broker-Dealer. A beneficial owner of shares of such series that fails to submit an order to its Broker-Dealer with respect to such shares will ordinarily be deemed to have submitted a hold order with respect to such shares of such series to its Broker-Dealer. However, if a beneficial owner of shares of such series fails to submit an order with respect to such shares of such series to its Broker-Dealer for an auction relating to a dividend period of more than 28 days, such beneficial owner will be deemed to have submitted a sell order to its Broker-Dealer. A sell order constitutes an irrevocable offer to sell the AMPS subject to the sell order. A beneficial owner that offers to become the beneficial owner of additional AMPS is, for purposes of such offer, a potential holder as discussed below.

    A potential holder is either a customer of a Broker-Dealer that is not a beneficial owner of a series of AMPS but that wishes to purchase shares of such series or that is a beneficial owner of shares of such series that wishes to purchase additional shares of such series. A potential holder may submit bids to its Broker-Dealer in which it offers to purchase shares of such series at $25,000 per share if the applicable rate for shares of such series for the next dividend period is not less than the specified rate in such bid. A bid placed by a potential holder of shares of such series specifying a rate higher than the maximum rate for shares of such series on the auction date will not be accepted.

    The Broker-Dealers in turn will submit the orders of their respective customers who are beneficial owners and potential holders to the Auction Agent. They will designate themselves (unless otherwise permitted by the Fund) as existing holders of shares subject to orders submitted or deemed submitted to them by beneficial owners. They will designate themselves as potential holders of shares subject to orders submitted to them by potential holders. However, neither the Fund nor the Auction Agent will be responsible for a Broker-Dealer's failure to comply with these procedures. Any order placed with the Auction Agent by a Broker-Dealer as or on behalf of an existing holder or a potential holder will be treated the same way as an order placed with a Broker-Dealer by a beneficial owner or potential holder. Similarly, any failure by a Broker-Dealer to submit to the Auction Agent an order for any AMPS held by it or customers who are beneficial owners will be treated as a beneficial owner's failure to submit to its Broker-Dealer an order in respect of AMPS held by it. A Broker-Dealer may also submit orders to the Auction Agent for its own account as an existing holder or potential holder, provided it is not an affiliate of the Fund.

    There are sufficient clearing bids for shares of a series in an auction if the number of shares of such series subject to bids submitted or deemed submitted to the Auction Agent by Broker-Dealers for potential holders with rates or spreads equal to or lower than the maximum applicable rate for such series is at least equal to or exceeds the sum of the number of shares of such series subject to sell orders and the number of shares of such series subject to bids specifying rates or spreads higher than the maximum applicable rate for such series submitted or deemed submitted to the Auction Agent by Broker-Dealers for existing holders of such series. If there are sufficient clearing bids for shares of a series, the applicable rate for shares of such series for the next succeeding dividend period thereof will be the lowest rate specified in the submitted bids which, taking into account such rate and all lower rates bid by Broker-Dealers as or on behalf of existing holders and potential holders, would result in existing holders and potential holders owning all the shares of such series available for purchase in the auction.


    If there are not sufficient clearing bids for shares of such series, the applicable rate for the next dividend period will be the maximum rate on the auction date. However, if the Fund has declared a special rate period and there are not sufficient clearing bids, the election of a special rate period will not be effective. If there are not sufficient clearing bids, beneficial owners of AMPS that have submitted or are deemed to have submitted sell orders may not be able to sell in the auction all shares subject to such sell orders. If all of the applicable outstanding AMPS are the subject of submitted hold orders, then the rate period following the auction will automatically be the same length as the preceding rate period and the applicable rate for the next rate period will be a rate determined on the basis of current market rates, as indicated in the Articles Supplementary, appropriate to the length of the rate period in question.


    The auction procedures include a pro rata allocation of shares for purchase and sale which may result in an existing holder continuing to hold or selling, or a potential holder purchasing, a number of shares of a series of AMPS that is different than the number of shares of such series specified in its order. To the extent the allocation procedures have that result, Broker-Dealers that have designated themselves as existing holders or potential holders in respect of customer orders will be required to make appropriate pro rata allocations among their respective customers.

    Settlement of purchases and sales will be made on the next business day (which is also a dividend payment date) after the auction date through DTC. Purchasers will make payment through their Agent Members in same day funds to DTC against delivery to their respective Agent Members. DTC will make payment to the sellers' Agent Members in accordance with DTC's normal procedures, which now provide for payment against delivery by their Agent Members in same day funds.

    The auctions for Series A AMPS will normally be held every seven days, and each subsequent rate period will normally begin on the following business day. The auctions for Series B AMPS will normally be held every 28 days, and each subsequent rate period will normally begin on the following business day.

    Whenever the Fund intends to include any net capital gain or other income taxable for federal income tax purposes in any dividend on AMPS, the Fund shall, in the case of minimum rate periods or special rate periods of 28 rate period days or fewer, and may, in the case of any other special rate period, notify the Auction Agent of the amount to be so included not later than the dividend payment date next preceding the auction date on which the Applicable Rate for such dividend is to be established. Whenever the Auction Agent receives such notice from the Fund, it will be required in turn to notify each Broker-Dealer, who, on or prior to such auction date, in accordance with its Broker-Dealer Agreement, will be required to notify its customers who are Beneficial Owners and Potential Beneficial Owners believed by it to be interested in submitting an Order in the auction to be held on such auction date.


    If an auction date is not a business day because the New York Stock Exchange is closed for business for more than three consecutive business days due to an act of God, natural disaster, act of war, civil or military disturbance, act of terrorism, sabotage, riots or a loss or malfunction of utilities or communications services, or the Auction Agent is not able to conduct an auction in accordance with the Auction Procedures for any such reason, then the Auction Rate for the next dividend period will be the Auction Rate determined on the previous auction date.



    If a dividend payment date is not a business day because the New York Stock Exchange is closed for more than three consecutive business days due to an act of God, natural disaster, act of war, civil or military disturbance, act of terrorism, sabotage, riots or a loss or malfunction of utilities or communications services, or the dividend payable on such date can not be paid for any such reason, then:


    - the dividend payment date for the affected dividend period will be the next business day on which the Fund and its paying agent, if any, can pay the dividend;

    - the affected dividend period will end on the day it otherwise would have ended; and

    - the next dividend period will begin and end on the dates on which it otherwise would have begun and ended.

    The following is a simplified example of how a typical auction works. Assume that the Fund has 1,000 outstanding AMPS of either series and three current holders. The three current holders and three potential holders submit orders through broker-dealers at the auction:

Current Holder A........................  Owns 500 shares, wants to sell all 500    Bid order of 4.1% rate for all 500
                                          shares if auction rate is less than 4.1%  shares
Current Holder B........................  Owns 300 shares, wants to hold            Hold order--will take the auction rate
Current Holder C........................  Owns 200 shares, wants to sell all 200    Bid order of 3.9% rate for all 200
                                          shares if auction rate is less than 3.9%  shares
Potential Holder D......................  Wants to buy 200 shares                   Places order to buy at or above 4.0%
Potential Holder E......................  Wants to buy 300 shares                   Places order to buy at or above 3.9%
Potential Holder F......................  Wants to buy 200 shares                   Places order to buy at or above 4.1%

    The lowest dividend rate that will result in all 1,000 AMPS continuing to be held is 4.0% (the offer by D). Therefore, the dividend rate will be 4.0%. Current holders B and C will continue to own their shares. Current holder A will sell its shares because A's dividend rate bid was higher than the dividend rate. Potential holder D will buy 200 shares and potential holder E will buy 300 shares because their bid rates were at or below the dividend rate. Potential holder F will not buy any shares because its bid rate was above the dividend rate.

SECONDARY MARKET TRADING AND TRANSFER OF AMPS

    The Broker-Dealer may maintain a secondary trading market in AMPS outside of auctions, but are not obligated to do so, and may discontinue such activity at any time. There can be no assurance that such secondary trading market in AMPS will provide owners with liquidity of investment. AMPS are not registered on any stock exchange or on the Nasdaq Stock Market.

    Investors who purchase shares in an auction (particularly if the Fund has declared a special rate period) should note that because the dividend rate on such shares will be fixed for the length of such rate period, the value of the shares may fluctuate in response to changes in interest rates, and may be more or less than their original cost if sold on the open market in advance of the next auction, depending upon market conditions.

    A Beneficial Owner or an Existing Holder may sell, transfer or otherwise dispose of AMPS only in whole shares and only (1) pursuant to a Bid or Sell Order placed with the Auction Agent in accordance with the Auction Procedures,
(2) to a Broker-Dealer or (3) to such other persons as may be permitted by the Fund; provided, however, that (a) a sale, transfer or other disposition of AMPS from a customer of a Broker-Dealer who is listed on the records of that Broker-Dealer as the holder of such shares to that Broker-Dealer or another customer of that Broker-Dealer shall not be deemed to be a sale, transfer or other disposition for purposes of the foregoing if such Broker-Dealer remains the Existing Holder of the shares so sold, transferred or disposed of immediately after such sale, transfer or disposition and (b) in the case of all transfers other than pursuant to auctions, the Broker-Dealer (or other person, if permitted by the Fund) to whom such transfer is made shall advise the Auction Agent of such transfer.

                          DESCRIPTION OF COMMON SHARES

    The Articles authorize the issuance of one billion (1,000,000,000) shares of capital stock. The Fund has issued 20,681,981 Common Shares with a par value of $.0001 per share. All Common Shares have equal rights with all other Common Shares to the payment of dividends and the distribution of assets upon liquidation. The Common Shares are fully paid and non-assessable and have no pre-emptive or conversion rights or rights to cumulative voting. Whenever AMPS are outstanding, Common Stockholders will not be entitled to receive any distributions from the Fund unless all accrued dividends on AMPS have been paid, and unless asset coverage (as defined in the 1940 Act) with respect to AMPS would be at least 200% after giving effect to the distributions. See "Description of AMPS" above.

    The Common Shares are listed on the American Stock Exchange. The Fund intends to hold annual meetings of stockholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing.

    Unlike open-end funds, closed-end funds like the Fund do not continuously offer shares and do not provide daily redemptions. Rather, if a stockholder determines to buy additional Common Shares or sell shares already held, the stockholder may do so by trading on the exchange through a broker or otherwise. Shares of closed-end investment companies may frequently trade on an exchange at prices lower than net asset value. The Fund's Articles limit the ability of the Fund to convert to open-end status. See "Anti-takeover and Other Provisions in the Articles of Incorporation."

      ANTI-TAKEOVER AND OTHER PROVISIONS IN THE ARTICLES OF INCORPORATION

    The Articles and the Fund's Bylaws include provisions that could limit the ability of other entities or persons to acquire control of the Fund, to cause it to engage in certain transactions or to modify its structure.

    The Articles require a vote by holders of at least 75% of the Fund's Board and at least 75% of the shares of the Fund's capital stock outstanding and entitled to vote, except as described below, to authorize (1) the Fund's conversion from a closed-end to an open-end investment company; (2) any merger or consolidation or share exchange of the Fund with or into any other company;
(3) the dissolution or liquidation of the Fund; (4) any sale, lease, or exchange of all or substantially all of the Fund's assets to any Principal Stockholder (as defined below); (5) a change in the nature of the business of the Fund so that it would cease to be an investment company registered under the 1940 Act;
(6) with certain exceptions, the issuance of any securities of the Fund to any Principal Stockholder for cash; or (7) any transfer by the Fund of any securities of the Fund to any Principal Stockholder in exchange for cash, securities or other property having an aggregate fair market value of $1,000,000 or more; provided, with respect to (1) through (5), if such action has been authorized by the affirmative vote of a majority of the entire Board, including a majority of the Directors who are not "interested persons," of the Fund, as defined in the 1940 Act ("Independent Directors"), then the affirmative vote of the holders of only a majority of the Fund's shares of capital stock outstanding and entitled to vote at the time is required; and provided, further, with respect to (6) and (7), if such transaction has been authorized by the affirmative vote of a majority of the entire Board, including a majority of the Independent Directors, no stockholder vote is required to authorize such action. The term "Principal Stockholder" means any person, entity or group that holds, directly or indirectly, more than 5% of the outstanding shares of the Fund, and includes any associates or affiliates of such person or entity or of any member of the group. None of the foregoing provisions may be amended except by the vote of at least 75% of the outstanding shares of capital stock of the Fund outstanding and entitled to vote thereon. The percentage vote required under these provisions is higher than that required under Maryland law or by the 1940 Act. The Board believes that the provisions of the Articles relating to such a higher vote are in the best interest of the Fund and its stockholders. Even if agreed to by the Fund, certain of the transactions described above may be prohibited by the 1940 Act. As noted above, AMPS vote together with Common Shares on all matters. The 1940 Act also requires approval of a majority of the outstanding AMPS for any conversion from a closed-end to an open-end investment company. As the 1940 Act also prohibits doing indirectly what cannot be done directly, a vote of the AMPS may be required to effect some of the other transactions described above if the effective result would be conversion of the Fund from a closed-end to an open-end structure.

    The Board is classified into three classes, each with a term of three years with only one class of Directors standing for election in any year. Such classification may prevent replacement of a majority of the Directors for up to a two-year period. Directors may be removed from office only for cause and only by vote of at least 75% of the shares entitled to be voted for such Director in an election of Directors.

    Reference should be made to the Articles on file with the Securities and Exchange Commission for the full text of these provisions. See the Statement of Additional Information under "Certain Provisions in the Articles of Incorporation" for a discussion of the voting requirements applicable to certain other transactions.

    REPURCHASE OF COMMON SHARES; TENDER OFFERS; CONVERSION TO OPEN-END FUND

    The Fund is a closed-end investment company and as such its stockholders will not have the right to cause the Fund to redeem or repurchase their shares. Instead, the Common Shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), net asset value, call protection, dividend stability, portfolio credit quality, relative demand for and supply of such shares in the market, general market and economic conditions and other factors. Shares of a closed-end investment company may frequently trade at prices lower than net asset value. The Fund's Board of Directors regularly monitors the relationship between the market price and net asset value of the Common Shares. If the Common Shares were to trade at a substantial discount to net asset value for an extended period of time, the Board may consider the repurchase of its Common Shares on the open market or in private transactions, the making of a tender offer for such shares, or the conversion of the Fund to an open-end investment company. The Fund cannot assure you that its Board of Directors will decide to take or propose any of these actions, or that share repurchases or tender offers will actually reduce market discount. Any determination to repurchase Common Shares would reduce the asset coverage for the AMPS and might make it necessary or desirable for the Fund to redeem AMPS. As described above in "Description of AMPS--Dividends and Rate Periods--Restrictions on Dividends and Other Distributions," the repurchase of Common Shares may be restricted or prohibited at times when there exist unpaid distributions on the AMPS.

    If the Fund converted to an open-end company, it would be required to redeem all AMPS then outstanding (requiring in turn that it liquidate a portion of its investment portfolio), and the Common Shares would no longer be listed on the American Stock Exchange. In contrast to a closed-end investment company, stockholders of an open-end investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less any redemption charge that is in effect at the time of redemption.

    Before deciding whether to take any action to convert the Fund to an open-end investment company, the Board would consider all relevant factors, including the extent and duration of the discount, the liquidity of the Fund's portfolio, the impact of any action that might be taken on the Fund or its stockholders, and market considerations. Based on these considerations, even if the Fund's shares should trade at a discount, the Board of Directors may determine that, in the interest of the Fund and its stockholders, no action should be taken. See the Statement of Additional Information under

"Repurchase of Common Shares; Conversion to Open-End Fund" for a further discussion of possible action to reduce or eliminate such discount to net asset value

                                  TAX MATTERS
GENERAL; TAXATION OF THE FUND

    The following federal income tax discussion reflects provisions of the Code, existing Treasury regulations, rulings published by the Internal Revenue Service (the "Service"), and other applicable authority, as of the date of this prospectus. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important tax considerations generally applicable to investments in the Fund. For more detailed information regarding tax considerations, see the Statement of Additional Information. There may be other tax considerations applicable to particular investors. In addition, income earned through an investment in the Fund may be subject to state and local taxes.

    The Fund intends to qualify each year for treatment as a regulated investment company under Subchapter M of the Code (a "RIC"), which involves satisfying certain distribution and other requirements. If the Fund so qualifies, it will not be subject to federal income tax on taxable income it distributes in a timely manner to its stockholders in the form of dividends or capital gain distributions.

    To satisfy the distribution requirement applicable to RICs, the Fund must generally distribute as dividends to its stockholders, including holders of AMPS, at least 90% of its taxable net investment income, net tax-exempt income and net short-term capital gain. These distributed amounts must qualify for the dividends-paid deduction. In certain circumstances, the Service could take the position that dividends paid on AMPS constitute preferential dividends under section 562(c) of the Code and thus do not qualify for the dividends-paid deduction.

    If at any time when AMPS are outstanding the Fund does not meet applicable asset coverage requirements, it will be required to suspend distributions to Common Stockholders until the requisite asset coverage is restored. Any such suspension may cause the Fund to pay a 4% federal excise tax (imposed on RICs that fail to distribute for a given calendar year, generally, at least 98% of their taxable net investment income and 98% of their capital gain net income) and income tax on any undistributed income or gains and may, in certain circumstances, prevent the Fund from continuing to qualify for treatment as a RIC. Pursuant to any such suspension, the Fund may redeem AMPS in an effort to comply with the distribution requirement applicable to RICs and to avoid income and excise taxes.

TAXATION OF THE FUND'S STOCKHOLDERS

    The Fund primarily invests in municipal bonds issued by states, cities and local authorities and certain possessions and territories of the United States (such as Puerto Rico or Guam) the income on which is, in the opinion of bond counsel to the issuer (or on the basis of other authority believed by NB Management to be reliable), exempt from federal income tax. Thus, substantially all of the Fund's dividends to you will qualify as "exempt-interest dividends," which are not subject to federal income tax.

    All or a portion of the interest the Fund receives on the municipal bonds its holds may be a "Tax Preference Item" for purposes of the AMT, with the result that all or a portion of the dividends it pays to Fund stockholders also would be such an item. Accordingly, if you are, or as a result of an investment in the Fund would become, subject to the AMT, the Fund may not be a suitable investment for you.

    The Fund may at times buy tax-exempt investments at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of any market discount that is other than DE MINIMIS will be included in the Fund's taxable income and generally will be taxable to its stockholders when it distributes that income to them.

    The Fund's investments in certain debt obligations, such as zero coupon municipal instruments, may cause it to recognize taxable income in excess of the cash generated by those obligations. Thus, the Fund could be required at times to liquidate those or other investments in order to satisfy its distribution requirements.

    For federal income tax purposes, distributions of investment income other than exempt-interest dividends are taxable as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Generally, a distribution of gains the Fund realizes on the sale or exchange of investments will be taxable to its stockholders, even though the interest income from those investments generally will be tax-exempt. Whether distributions of net capital gains are taxed as ordinary income or long-term capital gains is determined by how long the Fund owned the investments that generated those capital gains, rather than how long a stockholder has owned his or her shares. Distributions of gains from the sale of investments that the Fund owned for more than one year will be taxable as long-term capital gains (provided the Fund designates those distributions as capital gain dividends), whereas distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions are taxable to a stockholder even if they are paid from income or gains the Fund earned before the stockholder's investment (and thus were included in the price the stockholder paid for the shares).

    Any gain resulting from a stockholder's sale or exchange of Fund shares will also be subject to tax. In addition, the exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for those dividends under the income or other tax laws of any state or local taxing authority.

    The Fund will apply backup withholding at the rate of 30% for taxable amounts paid during 2002 and 2003 where it is required to apply that withholding. Please see "Tax Matters" in the Statement of Additional Information for additional information about the backup withholding tax rates for subsequent years.

    This section relates only to federal income tax consequences of investing in the Fund; the consequences under other tax laws may differ. You should consult your tax advisor as to the possible application of state and local income tax laws to Fund dividends and capital gain distributions. Please see "Tax Matters" in the Statement of Additional Information for additional information regarding the tax aspects of investing in the Fund.

    The foregoing does not address special tax rules applicable to certain types of investors, such as corporate and foreign investors. Investors should consult their tax advisers regarding other federal, state or local tax considerations that may apply in their particular circumstances, including state alternative minimum tax as well as any proposed tax law changes.

                                  UNDERWRITING


    Subject to the terms and conditions of a purchase agreement dated December 12, 2002, each underwriter named below has severally agreed to purchase, and the Fund has agreed to sell to such underwriter, the number of AMPS set forth opposite the name of such underwriter.



                                                NUMBER OF AMPS
                                            ----------------------
UNDERWRITER                                 SERIES A     SERIES B
-----------                                 --------     --------
Merrill Lynch, Pierce, Fenner & Smith
          Incorporated..................       2,153        2,153
Salomon Smith Barney Inc................       1,076        1,076
A.G. Edwards & Sons, Inc................         359          359
                                            --------     --------
          Total.........................       3,588        3,588
                                            ========     ========


    The purchase agreement provides that the obligations of the underwriters to purchase the shares included in this offering are subject to the approval of certain legal matters by counsel and to certain other conditions, including, without limitation, the receipt by the underwriters of customary certificates, opinions and other documents and the receipt by the Fund of AAA and Aaa ratings on the AMPS by Fitch and Moody's, respectively, as of the time of the offering. The underwriters are obligated to purchase all the AMPS sold under the purchase agreement if any of the AMPS are purchased. In the purchase agreement, the Fund and NB Management have agreed to indemnify the underwriters against certain liabilities, including certain liabilities arising under the Securities Act of 1933, or to contribute payments the underwriters may be required to make for any of those liabilities.


    The underwriters propose to initially offer some of the AMPS directly to the public at the public offering price set forth on the cover page of this prospectus and some of the AMPS to certain dealers at the public offering price less a concession not in excess of $137.50 per share. The sales load the Fund will pay of $250 per share is equal to 1% of the initial offering price. After the initial public offering, the public offering price, and concession may be changed. Investors must pay for any shares purchased in the initial public offering on or before December 13, 2002.


    The Fund anticipates that the underwriters may from time to time act as brokers or dealers in executing the Fund's portfolio transactions after they have ceased to be underwriters. The underwriters are active underwriters of, and dealers in, securities, and therefore can be expected to engage in portfolio transactions with the Fund.

    The Fund anticipates that the underwriters or their respective affiliates may, from time to time, act in auctions as broker-dealers and receive fees as set forth under "The Auction" and in the Statement of Additional Information. The underwriters are active underwriters of, and dealers in, securities and act as market makers in a number of such securities, and therefore can be expected to engage in portfolio transactions with, and perform services for, the Fund.


    The settlement date for the purchase of the AMPS will be December 13, 2002, as agreed upon by the underwriters, the Fund and NB Management pursuant to Rule 15c6-1 under the Securities Exchange Act of 1934.


    The addresses of the principal underwriters are: Merrill Lynch, Pierce, Fenner & Smith Incorporated, 4 World Financial Center, New York, New York 10080; Salomon Smith Barney Inc., 388 Greenwich Street, New York, New York 10013; A.G. Edwards & Sons, Inc., One North Jefferson Avenue, St. Louis, Missouri 63103.

             CUSTODIAN, AUCTION AGENT, TRANSFER AGENT AND REGISTRAR

    The custodian of the assets of the Fund is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. The custodian performs custodial and fund accounting services.

    The Bank of New York, 100 Church Street, 8th floor, New York, New York 10286, serves as the Fund's Auction Agent, transfer agent, registrar and dividend disbursement agent, as well as agent for the Fund's Dividend Reinvestment Plan.

                                 LEGAL MATTERS


    Certain legal matters in connection with the AMPS will be passed upon for the Fund by Kirkpatrick & Lockhart LLP, Washington, D.C., and for the underwriters by Clifford Chance US LLP, New York, New York and Cleary, Gottlieb, Steen & Hamilton, New York, New York.

           TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION


                                                    PAGE
                                                    ----
Use of Proceeds...................................     1
Investment Objective and Policies.................     1
Investment Restrictions...........................     2
Further Investment Policies and Investment
  Techniques......................................     4
Further Investment Techniques.....................    12
Portfolio Trading and Turnover Rate...............    24
Certain Risk Considerations.......................    24
Management of the Fund............................    25
Investment Management and Administration
  Services........................................    35
Portfolio Transactions............................    40
Net Asset Value...................................    42
Description of AMPS...............................    42
Certain Provisions in the Articles of
  Incorporation...................................    44
Additional Information Concerning the Auctions for
  AMPS............................................    46
Repurchase of Common Shares; Tender Offers;
  Conversion to Open-End Fund.....................    47
Tax Matters.......................................    49
Custodian, Transfer Agent and Auction Agent.......    57
Independent Auditors..............................    57
Counsel...........................................    57
Registration Statement............................    57
Report of Independent Auditor.....................    58
Financial Statement...............................    59
APPENDIX A--Articles Supplementary................   A-1
APPENDIX B--Description of Securities Ratings.....   B-1
APPENDIX C--Tax-Equivalent Yield Table............   C-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                  $179,400,000

                                NEUBERGER BERMAN
                        INTERMEDIATE MUNICIPAL FUND INC.

                    AUCTION MARKET PREFERRED SHARES ("AMPS")
                             3,588 SHARES, SERIES A
                             3,588 SHARES, SERIES B
                    LIQUIDATION PREFERENCE $25,000 PER SHARE

                                ---------------
                                   PROSPECTUS
                               -----------------

                              MERRILL LYNCH & CO.
                             SALOMON SMITH BARNEY.
                           A.G. EDWARDS & SONS, INC.


                               DECEMBER 12, 2002


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
C0491 12/02